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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05430
SSgA Funds
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)
Sandra G. Richardson, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-3598

(Name and address of agent for service)
Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end:	August 31
Date of reporting period:	March 1, 2011 – May 31, 2011

TABLE OF CONTENTS

Item 1. Schedule of Investments
Balanced Fund
Growth Fund
Income and Growth Fund
Life Solutions Funds
Shareholder Requests for Additional Information
Money Market Fund
U.S. Government Money Market Fund
Tax Free Money Market Fund
Notes to Schedules of Investments
Money Market Funds
Notes to Quarterly Report
Shareholder Requests for Additional Information
U.S. Treasury Money Market Fund
Prime Money Market Fund
Institutional Money Market Funds
Institutional Money Market Funds
Shareholder Requests for Additional Information
Shareholder Requests for Additional Information
Emerging Markets Fund
International Stock Selection Fund
Notes to Schedules of Investments
International Equity Funds
Shareholder Requests for Additional Information
S&P 500 Index Fund
Shareholder Requests for Additional Information
State Street Equity 500 Index Portfolio
Disciplined Equity Fund
Small Cap Fund
Tuckerman Active REIT Fund
IAM SHARES Fund
Enhanced Small Cap Fund
Directional Core Equity Fund
Notes to Schedules of Investments
Notes to Quarterly Report -- May 31, 2011 (Unaudited)
Shareholder Requests for Additional Information
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments

LIFE SOLUTIONS FUNDS
LS Balanced Fund
LS Growth Fund
LS Income and Growth Fund

Quarterly Report
May 31, 2011

SSgA Funds
Life Solutionssm Funds
Quarterly Report
May 31, 2011 (Unaudited)

“SSgA” is a registered trademark and “Life Solutionssm” is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

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SSgA Life Solutions
Balanced Fund

Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
		Market
		Value
	Shares	$

Investments - 100.1%

Bonds - 37.2%
SPDR Barclays Capital Aggregate Bond ETF	21,728	1,235
SPDR Barclays Capital Intermediate Term Credit Bond ETF	27,890	933
SSgA Bond Market Fund	1,214,592	10,834
SSgA High Yield Bond Fund	6,376	54

		13,056

Domestic Equities - 51.1%
SPDR S&P Dividend ETF	7,910	438
SPDR S&P MidCap 400 ETF Trust	4,500	822
SSgA Enhanced Small Cap Fund	62,222	718
SSgA S&P 500 Index Fund	718,630	15,925

		17,903

International Equities - 11.0%
SSgA Emerging Markets Fund	15,385	357
SSgA International Stock Selection Fund	325,396	3,501

		3,858

Short-Term Investments - 0.8%
SSgA Prime Money Market Fund	283,445	283

Total Investments - 100.1%* (identified cost $28,326)		35,100

Other Assets and Liabilities, Net - (0.1%)		(50)

Net Assets - 100.0%		35,050

*	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 1 inputs.

See accompanying notes which are an integral part of the financial statements.

Life Solutions Balanced Fund	3

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4	Life Solutions Balanced Fund

SSgA Life Solutions
Growth Fund

Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
		Market
		Value
	Shares	$

Investments - 101.2%

Bonds - 17.2%
SPDR Barclays Capital Aggregate Bond ETF	1,805	102
SPDR Barclays Capital Intermediate Term Credit Bond ETF	2,745	92
SSgA Bond Market Fund	37,121	331
SSgA High Yield Bond Fund	322	3

		528

Domestic Equities - 67.0%
SPDR S&P Dividend ETF	870	48
SPDR S&P MidCap 400 ETF Trust	185	34
SSgA Enhanced Small Cap Fund	8,157	94
SSgA S&P 500 Index Fund	84,822	1,879

		2,055

International Equities - 16.4%
SSgA Emerging Markets Fund	1,437	33
SSgA International Stock Selection Fund	43,541	469

		502

Short-Term Investments - 0.6%
SSgA Prime Money Market Fund	19,639	20

Total Investments - 101.2%* (identified cost $2,054)		3,105

Other Assets and Liabilities, Net - (1.2%)		(37)

Net Assets - 100.0%		3,068

*	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 1 inputs.

See accompanying notes which are an integral part of the financial statements.

Life Solutions Growth Fund	5

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6	Life Solutions Growth Fund

SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
		Market
		Value
	Shares	$

Investments - 102.8%

Bonds - 58.3%
SPDR Barclays Capital Aggregate Bond ETF	1,635	93
SPDR Barclays Capital Intermediate Term Credit Bond ETF	1,170	39
SSgA Bond Market Fund	64,919	579
SSgA High Yield Bond Fund	34	— ±

		711

Domestic Equities - 37.4%
SPDR S&P Dividend ETF	415	23
SPDR S&P MidCap 400 ETF Trust	105	19
SSgA Enhanced Small Cap Fund	1,103	13
SSgA S&P 500 Index Fund	18,120	401

		456

International Equities - 6.1%
SSgA Emerging Markets Fund	545	13
SSgA International Stock Selection Fund	5,776	62

		75

Short-Term Investments - 1.0%
SSgA Prime Money Market Fund	11,817	12

Total Investments - 102.8%* (identified cost $968)		1,254

Other Assets and Liabilities, Net - (2.8%)		(34)

Net Assets - 100.0%		1,220

*	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 1 inputs.

±	Less than $500.

See accompanying notes which are an integral part of the financial statements.

Life Solutions Income and Growth Fund	7

SSgA
Life Solutions Funds

Notes to Quarterly Report — May 31, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of May 31, 2011. This Quarterly Report reports on three funds: the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, each a “Fund” and collectively referred to as the “Funds.” Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (“the Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of the Investment Company, which became effective on July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company’s portfolios and exchange-traded funds (the “Underlying Funds”) and exchange-traded funds (the “Underlying ETFs”) that are advised or sponsored by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”) or its affiliates. This arrangement is referred to as a “fund of funds.” The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
	Balanced	Growth	Income and
Asset Class/Underlying Fund	Fund	Fund	Growth Fund

Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities SPDR S&P Dividend ETF SPDR S&P MidCap 400 ETF SSgA Enhanced Small Cap Fund SSgA S&P 500 Index Fund
International Equities SSgA Emerging Markets Fund SSgA International Stock Selection Fund

Bonds	20 - 60%	0 - 40%	40 - 80%
SPDR Barclays Capital Aggregate Bond ETF
SPDR Barclays Capital Intermediate Term Credit Bond ETF
SPDR Barclays Capital Short Term Corporate Bond ETF
SPDR Barclays Capital TIPS ETF
SSgA Bond Market Fund
SSgA High Yield Bond Fund

Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Prime Money Market Fund

*	International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives of the Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds and Underlying ETFs. The Board has approved investment in all of the Underlying Funds and Underlying ETFs presented above. The investment objectives of the Underlying Funds and Underlying ETFs utilized by the Life Solutions Funds are listed below.

SPDR Barclays Capital Aggregate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market.

8	Notes to Quarterly Report

SSgA
Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

SPDR Barclays Capital Intermediate Term Credit Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States investment bond market.

SPDR Barclays Capital Short Term Corporate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.

SPDR Barclays Capital TIPS ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market.

SPDR S&P Dividend ETF

To closely match the returns and characteristics, before fees and expenses, of the S&P High Yield Dividend AristocratsTM Index. The approach is designed to provide portfolios with low portfolio turnover, accurate tracking, and lower costs.

SPDR S&P MidCap 400 ETF

To generally correspond to the price and yield performance of the S&P MidCap 400 IndexTM. The approach is designed to provide portfolios with low portfolio turnover, accurate tracking, and lower costs.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

SSgA High Yield Bond Fund

To maximize total return by investing primarily in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Corporate High-Yield Bond Index.

SSgA Prime Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and

Notes to Quarterly Report	9

SSgA
Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Investments in Underlying Funds are valued at the net asset value (“NAV”) per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange. Underlying ETFs are valued at the last sales price as of the close of the customary trading session on the exchange where the Underlying ETF is principally traded, or lacking any sales price on a particular day, the Underlying ETF may be valued at the closing bid price on that day.

The Underlying Funds value portfolio securities according to Securities Valuation Procedures approved by the Board, including Market Value Procedures and Fair Value Procedures described below.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities, Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

As of May 31, 2011, the Funds’ aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

			Life Solutions
	Life Solutions	Life Solutions	Income &
	Balanced	Growth	Growth
Cost of Investments for Tax Purposes	$29,775,314	$2,433,143	$1,134,312

Gross Tax Unrealized Appreciation	5,324,628	672,312	120,164
Gross Tax Unrealized Depreciation	—	—	—

Net Unrealized Appreciation (Depreciation)	$5,324,628	$672,312	$120,164

10	Notes to Quarterly Report

SSgA
Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2011, $314,901 of the Central Fund’s net assets represents investments by these Funds, and $14,796,767 represents the investments of other Investment Company funds not presented herein.

4.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

Notes to Quarterly Report	11

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — May 31, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

12	Shareholder Requests for Additional Information

MONEY MARKET FUNDS
Money Market Fund
U.S. Government Money Market Fund
Tax Free Money Market Fund

Quarterly Report
May 31, 2011

SSgA Funds
Money Market Funds
Quarterly Report
May 31, 2011 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

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SSgA
Money Market Fund

Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Asset Backed Commercial Paper - 3.6%
Kells Funding LLC (λ)	150,000	0.360	06/20/11	149,972
Kells Funding LLC (λ)	50,000	0.230	09/13/11	49,965
Solitaire Funding LLC (λ)	100,000	0.310	06/07/11	99,995

Total Asset Backed Commercial Paper (amortized cost $299,932)				299,932

Certificate of Deposit - 50.3%
Bank of Montreal (next reset date 07/06/11) (Ê)	25,000	0.346	06/06/12	25,000
Bank of Nova Scotia	25,000	0.290	06/10/11	25,000
Bank of Nova Scotia	50,000	0.260	06/17/11	50,000
Bank of Nova Scotia (next reset date 08/16/11) (Ê)	30,000	0.330	06/15/12	30,000
Barclays Bank (Ê)	150,000	0.528	06/13/11	150,000
Barclays Bank (next reset date 06/13/11) (Ê)	50,000	0.468	01/13/12	50,000
Bnk of Tokyo - Mitsubishi	175,000	0.290	06/03/11	175,000
BNP Paribas	150,000	0.560	08/11/11	150,000
BNP Paribas	175,000	0.540	09/26/11	175,000
BNP Paribas	50,000	0.400	11/21/11	50,000
Canadian Imperial Bank of Commerce (next reset date 06/20/11) (Ê)	50,000	0.247	07/19/11	50,000
Credit Agricole Corporate and Investment Bank	75,000	0.430	07/06/11	75,000
Credit Agricole Corporate and Investment Bank	75,000	0.400	08/01/11	75,000
Credit Agricole Corporate and Investment Bank (next reset date 06/03/11) (Ê)	100,000	0.460	09/01/11	100,000
Credit Agricole Corporate and Investment Bank (next reset date 06/07/11) (Ê)	50,000	0.456	09/07/11	50,000
Credit Suisse	50,000	0.320	07/25/11	50,000
Credit Suisse (next reset date 06/06/11) (Ê)	51,000	0.422	06/05/12	51,000
Deutsche Bank AG	125,000	0.320	07/25/11	125,000
Deutsche Bank AG	200,000	0.230	09/19/11	200,000
Deutsche Bank AG (next reset date 06/06/11) (Ê)	50,000	0.409	04/03/12	50,000
HSBC Bank PLC	100,000	0.350	08/15/11	100,000
ING Bank NV	75,000	0.410	08/08/11	75,000
ING Bank NV	75,000	0.480	08/15/11	75,000
ING Bank NV	100,000	0.410	08/18/11	100,000
ING Bank NV	75,000	0.400	09/14/11	75,000
Lloyds TSB Bank	225,000	0.410	08/10/11	225,000
Lloyds TSB Bank	50,000	0.400	08/29/11	50,000
Lloyds TSB Bank	75,000	0.390	09/13/11	75,000
Nordea Bank Finland	260,000	0.190	08/11/11	260,000
Rabobank Nederland NV (next reset date 06/02/11) (Ê)	200,000	0.310	04/02/12	200,000
Rabobank Nederland NV (next reset date 06/14/11) (Ê)	56,000	0.010	05/14/12	56,000
Royal Bank of Canada	35,000	0.330	08/15/11	35,000
Royal Bank of Scotland	50,000	0.510	08/12/11	50,000
Royal Bank of Scotland	200,000	0.510	08/15/11	200,000
Royal Bank of Scotland (next reset date 06/17/11) (Ê)	50,000	0.437	09/12/11	50,000
Skandinaviska Enskilda Banken AB	100,000	0.380	08/05/11	100,000
Societe Generale	50,000	0.450	07/05/11	50,000
Societe Generale	200,000	0.450	08/01/11	200,000
Standard Chartered Bank	30,000	0.350	06/20/11	30,000
Toronto Dominion Bank (next reset date 06/28/11) (Ê)	21,000	0.261	10/28/11	21,000
Toronto Dominion Bank (next reset date 06/13/11) (Ê)	27,000	0.280	01/12/12	27,000
UBS AG	75,000	0.380	06/27/11	75,000
UBS AG	50,000	0.390	09/26/11	50,000

Money Market Fund	3

SSgA
Money Market Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
UBS AG	125,000	0.220	09/29/11	125,000
UniCredit SpA	40,000	0.240	06/02/11	40,000
UniCredit SpA	100,000	0.230	06/09/11	100,000

Total Certificate of Deposit (amortized cost $4,150,000)				4,150,000

Financial Company Commercial Paper - 6.3%
BPCE SA (λ)	100,000	0.390	07/13/11	99,956
Caisse D’Amortissement de la Dette Sociale (λ)	105,000	0.223	09/12/11	104,932
DnB NOR Bank ASA (next reset date 07/19/11) (Ê)(λ)	40,000	0.289	01/19/12	40,000
General Electric Capital Corp.	50,000	0.170	06/10/11	49,998
Societe Generale	75,000	0.410	09/12/11	74,914
Societe Generale	50,000	0.300	09/14/11	49,956
Svenska Handelsbanken AB (λ)	50,000	0.213	09/16/11	49,969
Swedbank AB	50,000	0.230	08/16/11	49,976

Total Financial Company Commercial Paper (amortized cost $519,701)				519,701

Other Note - 9.4%
Bank of America NA	150,000	0.370	06/20/11	150,000
Bank of America NA (next reset date 06/22/11) (Ê)	100,000	0.275	08/22/11	100,000
Bank of America NA (next reset date 06/15/11) (Ê)	50,000	0.268	09/15/11	50,000
Branch Banking & Trust Co.	147,000	0.070	06/01/11	147,000
Commonwealth Bank of Australia (next reset date 07/27/11) (Ê)(λ)	24,000	0.343	06/27/12	24,000
Nordea Bank AB (next reset date 08/18/11) (Ê)(λ)	74,000	0.360	06/18/12	74,000
Rabobank Nederland NV (next reset date 08/16/11) (Ê)(λ)	80,000	0.330	06/15/12	80,000
Svenska Handelsbanken AB (next reset date 08/09/11) (Ê)(λ)	26,000	0.368	05/08/12	26,000
Svenska Handelsbanken AB (next reset date 08/17/11) (Ê)(λ)	100,000	0.310	05/16/12	100,000
Westpac Banking Corp. (next reset date 07/28/11) (Ê)	27,000	0.342	05/25/12	27,000

Total Other Note (amortized cost $778,000)				778,000

Total Investments - 69.6% (amortized cost $5,747,633)				5,747,633

Repurchase Agreements - 30.4%

Government Agency Repurchase Agreement - 30.4%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $800,000 dated May 31, 2011, at 0.120% to be repurchased at $800,003 on June 1, 2011, collateralized by: $777,054 par various United States Government Agency Obligations, valued at $816,001				800,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $412,000 dated May 31, 2011, at 0.120% to be repurchased at $412,001 on June 1, 2011, collateralized by: $406,126 par various United States Government Agency Obligations, valued at $420,240				412,000

4	Money Market Fund

SSgA
Money Market Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
Value
$
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated May 31, 2011, at 0.140% to be repurchased at $125,000 on June 1, 2011, collateralized by: $189,221 par various United States Government Agency Mortgage Obligations, valued at $127,500	125,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated May 31, 2011, at 0.140% to be repurchased at $125,000 on June 1, 2011, collateralized by: $132,930 par United States Government Agency Mortgage Obligations, valued at $127,500	125,000
Agreement with Goldman Sachs and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated May 31, 2011, at 0.140% to be repurchased at $125,000 on June 1, 2011, collateralized by: $138,046 par United States Government Agency Mortgage Obligations, valued at $127,500	125,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $800,000 dated May 31, 2011, at 0.140% to be repurchased at $800,003 on June 1, 2011, collateralized by: $1,439,908 par United States Government Agency Mortgage Obligations, valued at $816,000	800,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated May 31, 2011, at 0.140% to be repurchased at $125,000 on June 1, 2011, collateralized by: $135,031 par various United States Government Agency Mortgage Obligations, valued at $127,500	125,000

Total Government Agency Repurchase Agreement (identified cost $2,512,000)	2,512,000

Total Repurchase Agreements (identified cost $2,512,000)	2,512,000

Total Investments and Repurchase Agreements - 100.0%* (cost $8,259,633) (†)	8,259,633

Other Assets and Liabilities, Net - 0.0%	1,841

Net Assets - 100.0%	8,261,474

See accompanying notes which are an integral part of the financial statements.

Money Market Fund	5

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SSgA
U.S. Government Money Market Fund
Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Government Agency Debt - 41.0%
Federal Home Loan Bank	39,000	0.200	06/30/11	38,994
Federal Home Loan Bank (next reset date 06/20/11) (Ê)	100,000	0.101	07/20/11	99,996
Federal Home Loan Bank (next reset date 06/28/11) (Ê)	26,000	0.096	07/28/11	25,998
Federal Home Loan Bank	128,000	0.190	08/25/11	127,997
Federal Home Loan Bank (next reset date 06/26/11) (Ê)	46,000	0.113	08/26/11	45,994
Federal Home Loan Bank (next reset date 06/23/11) (Ê)	73,000	0.165	01/23/12	73,024
Federal Home Loan Mortgage Corp.	9,000	0.200	06/13/11	8,999
Federal Home Loan Mortgage Corp.	27,000	0.200	06/20/11	26,997
Federal Home Loan Mortgage Corp.	182,000	0.200	07/07/11	181,964
Federal Home Loan Mortgage Corp.	250,000	0.150	08/02/11	249,935
Federal Home Loan Mortgage Corp.	30,000	0.130	08/17/11	29,992
Federal Home Loan Mortgage Corp.	45,000	0.130	08/22/11	44,987
Federal Home Loan Mortgage Corp. (next reset date 06/29/11) (Ê)	175,000	0.141	12/29/11	175,042
Federal National Mortgage Assoc.	114,000	0.190	06/01/11	114,000
Federal National Mortgage Assoc.	16,000	0.200	06/22/11	15,998
Federal National Mortgage Assoc.	200,000	0.100	08/08/11	199,962
Federal National Mortgage Assoc. (next reset date 06/13/11) (Ê)	81,000	0.111	08/11/11	80,994

Total Government Agency Debt (amortized cost $1,540,873)				1,540,873

Total Investments - 41.0% (amortized cost $1,540,873)				1,540,873

Repurchase Agreements - 59.0%

Government Agency Repurchase Agreement - 51.0%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $800,000 dated May 31, 2011, at 0.120% to be repurchased at $800,003 on June 1, 2011, collateralized by: $795,005 par various United States Government Agency Obligations, valued at $816,002				800,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $613,000 dated May 31, 2011, at 0.120% to be repurchased at $613,002 on June 1, 2011, collateralized by: $625,346 par various United States Government Agency Obligations, valued at $625,261				613,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated May 31, 2011, at 0.120% to be repurchased at $100,000 on June 1, 2011, collateralized by: $100,949 par various United States Government Agency Obligations, valued at $102,000				100,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated May 31, 2011, at 0.110% to be repurchased at $100,000 on June 1, 2011, collateralized by: $98,335 par various United States Government Agency Obligations, valued at $102,000				100,000
Agreement with Goldman Sachs and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated May 31, 2011, at 0.120% to be repurchased at $100,000 on June 1, 2011, collateralized by: $102,009 par various United States Government Agency Obligations, valued at $102,001				100,000

U.S. Government Money Market Fund	7

SSgA
U.S. Government Money Market Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
Value
$
Agreement with ING Financial Markets LLC and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated May 31, 2011, at 0.110% to be repurchased at $100,000 on June 1, 2011, collateralized by: $94,805 par various United States Government Agency Obligations, valued at $102,001	100,000
Agreement with Royal Bank of Scotland and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated May 31, 2011, at 0.120% to be repurchased at $100,000 on June 1, 2011, collateralized by: $101,250 par various United States Government Agency Obligations, valued at $102,005	100,000

Total Government Agency Repurchase Agreement (identified cost $1,913,000)	1,913,000

Treasury Repurchase Agreement - 8.0%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated May 31, 2011, at 0.120% to be repurchased at $100,000 on June 1, 2011, collateralized by: $74,753 par various United States Government Agency Obligations, valued at $102,000	100,000
Agreement with Credit Suisse Securities LLC and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated May 31, 2011, at 0.110% to be repurchased at $100,000 on June 1, 2011, collateralized by: $98,688 par various United States Treasury Obligations, valued at $102,001	100,000
Agreement with UBS AG and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated May 31, 2011, at 0.120% to be repurchased at $100,000 on June 1, 2011, collateralized by: $101,356 par various United States Government Agency Obligations, valued at $102,000	100,000

Total Treasury Repurchase Agreement (identified cost $300,000)	300,000

Total Repurchase Agreements (identified cost $2,213,000)	2,213,000

Total Investments and Repurchase Agreements - 100.0%* (cost $3,753,873) (†)	3,753,873

Other Assets and Liabilities, Net - 0.0%	329

Net Assets - 100.0%	3,754,202

See accompanying notes which are an integral part of the financial statements.

8	U.S. Government Money Market Fund

SSgA
Tax Free Money Market Fund
Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Date	Market
	Amount ($)	Rate	Next Reset	of	Value
	or Shares	%	Date	Maturity	$

Variable Rate Demand Note - 89.3%

Arizona - 4.3%
Pima County Industrial Development Authority Revenue Bonds, Weekly demand (mu)(Ê)	2,400	0.200	06/06/11	12/01/22	2,400

California - 1.8%
Metropolitan Water District of Southern California Revenue Bonds, Weekly demand (Ê)	1,000	0.120	06/07/11	07/01/35	1,000

Colorado - 6.4%
Colorado Housing & Finance Authority Revenue Bonds, Weekly demand (Ê)	1,405	0.190	06/07/11	11/01/21	1,405
Colorado Housing & Finance Authority Revenue Bonds, Weekly demand (Ê)	725	0.200	06/07/11	10/01/30	725
Colorado Housing & Finance Authority Revenue Bonds, Weekly demand (Ê)	1,465	0.160	06/07/11	05/01/34	1,465

					3,595

Connecticut - 4.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Weekly demand (Ê)	2,500	0.080	06/01/11	07/01/36	2,500

Georgia - 3.5%
Gwinnett County Housing Authority Revenue Bonds, Weekly demand (Ê)	2,000	0.200	06/07/11	06/15/25	2,000

Idaho - 2.7%
Idaho Housing & Finance Association Revenue Bonds, Weekly demand (mu)(Ê)	1,500	0.190	06/07/11	01/01/33	1,500

Maryland - 1.6%
Maryland Stadium Authority Revenue Bonds, Weekly demand (Ê)	910	0.180	06/07/11	12/15/14	910

Massachusetts - 8.9%
Massachusetts Bay Transportation Authority Revenue Bonds, Weekly demand (Ê)	2,000	0.160	06/07/11	07/01/21	2,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Weekly demand (Ê)	2,000	0.100	06/07/11	07/01/35	2,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Weekly demand (Ê)	1,000	0.150	06/07/11	07/01/38	1,000

					5,000

Minnesota - 1.8%
City of Rochester Minnesota Revenue Bonds, Weekly demand (Ê)	1,000	0.160	06/07/11	08/15/32	1,000

Missouri - 2.7%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Weekly demand (Ê)	1,500	0.100	06/01/11	02/15/34	1,500

Tax Free Money Market Fund	9

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Date	Market
	Amount ($)	Rate	Next Reset	of	Value
	or Shares	%	Date	Maturity	$

New York - 7.0%
City of New York New York General Obligation Unlimited, Weekly demand (mu)(Ê)	1,000	0.150	06/07/11	08/01/31	1,000
City of New York New York General Obligation Unlimited, Weekly demand (mu)(Ê)	1,910	0.140	06/07/11	03/01/34	1,910
Metropolitan Transportation Authority Revenue Bonds, Weekly demand (mu)(Ê)	1,000	0.160	06/07/11	11/01/34	1,000
New York City Transitional Finance Authority Revenue Bonds, Weekly demand (Ê)	60	0.150	06/07/11	11/15/22	60

					3,970

North Carolina - 4.6%
City of Greensboro North Carolina Revenue Bonds, Weekly demand (Ê)	1,100	0.170	06/07/11	06/01/28	1,100
North Carolina Educational Facilities Finance Agency Revenue Bonds, Weekly demand (Ê)	500	0.140	06/07/11	12/01/17	500
State of North Carolina General Obligation Unlimited, Weekly demand (Ê)	1,000	0.170	06/07/11	05/01/21	1,000

					2,600

Oregon - 5.7%
Clackamas County Hospital Facility Authority Revenue Bonds, Weekly demand (mu)(Ê)	2,000	0.150	06/07/11	06/01/37	2,000
Oregon State Facilities Authority Revenue Bonds, Weekly demand (mu)(Ê)	1,200	0.190	06/07/11	11/01/28	1,200

					3,200

South Carolina - 1.8%
City of North Charleston South Carolina Tax Allocation, Weekly demand (Ê)	1,000	0.200	06/07/11	09/01/37	1,000

Tennessee - 6.8%
Jackson Health Educational & Housing Facility Board Revenue Bonds, Weekly demand (Ê)	750	0.210	06/07/11	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue Bonds, Weekly demand (mu)(Ê)	3,095	0.220	06/07/11	01/01/30	3,095

					3,845

Texas - 5.8%
Austin County Industrial Development Corp. Revenue Bonds, Weekly demand (mu)(Ê)	1,400	0.180	06/07/11	12/01/14	1,400
Houston Higher Education Finance Corp. Revenue Bonds, Weekly demand (Ê)	1,900	0.170	06/07/11	11/15/29	1,900

					3,300

Utah - 3.1%
County of Morgan Utah Revenue Bonds, Weekly demand (mu)(Ê)	1,750	0.350	06/07/11	08/01/31	1,750

10	Tax Free Money Market Fund

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Date	Market
	Amount ($)	Rate	Next Reset	of	Value
	or Shares	%	Date	Maturity	$

Vermont - 5.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, Weekly demand (mu)(Ê)	3,000	0.150	06/07/11	12/01/30	3,000

Virginia - 5.8%
Fairfax County Economic Development Authority Revenue Bonds, Weekly demand (Ê)	1,050	0.180	06/07/11	12/01/33	1,050
Loudoun County Industrial Development Authority Revenue Bonds, Weekly demand (Ê)	2,200	0.140	06/07/11	02/15/38	2,200

					3,250

Wisconsin - 5.3%
Wisconsin Housing & Economic Development Authority Revenue Bonds, Weekly demand (Ê)	3,000	0.200	06/07/11	09/01/33	3,000

Total Variable Rate Demand Note (cost $50,320)					50,320

Investment Company - 3.6%
AIM Tax Free Cash Reserve Money Market Fund	2,066,000				2,066

Total Investment Company (cost $2,066)					2,066

Total Investments - 92.9%* (cost $52,386)					52,386

Other Assets and Liabilities, Net - 7.1%					3,983

Net Assets - 100.0%					56,369

Quality Ratings as of % of Value
A-1+	100%

Economic Sector Emphasis as a of % of Value

Housing Revenue	27%
Health Care Revenue	20
Education Revenue	16
Development Revenue	11
General Obligation	7
Other Revenue	6
Transportation	6
Water and Sewer Revenue	4
Pollution Control Revenue	3

100%

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund	11

SSgA
Money Market Funds

Notes to Schedules of Investments — May 31, 2011 (Unaudited)

Footnotes

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(mu)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(†)	The identified cost for Federal income tax purposes.
(λ)	Restricted security (144A, 4(2)). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
*	Unless otherwise indicated, the value of securities of the Fund are determined based on level 2 inputs. (Note 2)

12	Notes to Schedules of Investments

SSgA
Money Market Funds

Notes to Quarterly Report — May 31, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of May 31, 2011. This Quarterly Report reports on three funds: the SSgA Money Market Fund, SSgA U.S. Government Money Market Fund and SSgA Tax Free Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than a price the Fund would receive if it sold the instrument.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities, Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Notes to Quarterly Report	13

SSgA
Money Market Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale.) The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedules of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

14	Notes to Quarterly Report

SSgA
Money Market Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

3.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended May 31, 2011, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

4.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statements of Assets and Liabilities.

Notes to Quarterly Report	15

SSgA
Money Market Funds

Shareholder Requests for Additional Information — May 31, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

16	Shareholder Requests for Additional Information

INSTITUTIONAL MONEY MARKET FUNDS
U.S. Treasury Money Market Fund
Prime Money Market Fund

Quarterly Report
May 31, 2011

SSgA Funds
Institutional Money Market Funds
Quarterly Report
May 31, 2011 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

 This page has been intentionally left blank.

SSgA
U.S. Treasury Money Market Fund

Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Treasury Debt - 47.5%
U.S. Treasury Bill	500,000	0.142	06/02/11	499,998
U.S. Treasury Bill	309,000	0.010	06/09/11	308,999
U.S. Treasury Bill	91,000	0.015	06/09/11	91,000
U.S. Treasury Bill	192,000	0.020	06/16/11	191,999
U.S. Treasury Bill	108,000	0.025	06/16/11	107,999
U.S. Treasury Bill	300,000	0.010	07/07/11	299,997
U.S. Treasury Bill	100,000	0.010	07/14/11	99,997
U.S. Treasury Bill	356,000	0.025	07/14/11	355,989

Total Treasury Debt (amortized cost $1,955,978)				1,955,978

Total Investments - 47.5% (amortized cost $1,955,978)				1,955,978

Repurchase Agreements - 54.9%
Treasury Repurchase Agreement - 54.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $115,000 dated May 31, 2011, at 0.110% to be repurchased at $115,000 on June 1, 2011, collateralized by: $117,305 par various United States Treasury Obligations, valued at $117,300				115,000
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $842,600 dated May 31, 2011, at 0.110% to be repurchased at $842,603 on June 1, 2011, collateralized by: $789,234 par various United States Treasury Obligations, valued at $859,452				842,600
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $900,000 dated May 31, 2011, at 0.110% to be repurchased at $900,003 on June 1, 2011, collateralized by: $804,739 par various United States Treasury Obligations, valued at $918,000				900,000
Agreement with Credit Suisse Securities LLC and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated May 31, 2011, at 0.110% to be repurchased at $100,000 on June 1, 2011, collateralized by: $80,213 par various United States Treasury Obligations, valued at $102,001				100,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated May 31, 2011, at 0.100% to be repurchased at $100,000 on June 1, 2011, collateralized by: $119,465 par various United States Treasury Obligations, valued at $102,003				100,000
Agreement with Royal Bank of Scotland and JP Morgan Chase & Co. (Tri-Party) of $100,000 dated May 31, 2011, at 0.110% to be repurchased at $100,000 on June 1, 2011, collateralized by: $93,225 par various United States Treasury Obligations, valued at $102,000				100,000

U.S. Treasury Money Market Fund	3

SSgA
U.S. Treasury Money Market Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
Value
$
Agreement with UBS AG and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated May 31, 2011, at 0.110% to be repurchased at $100,000 on June 1, 2011, collateralized by: $96,173 par various United States Treasury Obligations, valued at $102,000	100,000

Total Treasury Repurchase Agreement (identified cost $2,257,600)	2,257,600

Total Repurchase Agreements (identified cost $2,257,600)	2,257,600

Total Investments and Repurchase Agreements - 102.4%* (cost $4,213,578) (†)	4,213,578

Other Assets and Liabilities, Net - (2.4%)	(100,272)

Net Assets - 100.0%	4,113,306

See accompanying notes which are an integral part of the financial statements.

4	U.S. Treasury Money Market Fund

SSgA
Prime Money Market Fund

Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
Asset Backed Commercial Paper - 1.0%
Kells Funding LLC (λ)	70,000	0.240	09/13/11	69,951
Solitaire Funding LLC (λ)	50,000	0.300	06/27/11	49,989

Total Asset Backed Commercial Paper (amortized cost $119,940)				119,940

Certificate of Deposit - 53.7%
Bank of Montreal (next reset date 07/06/11) (Ê)	50,000	0.346	06/06/12	50,000
Bank of Nova Scotia	40,000	0.290	06/10/11	40,000
Bank of Nova Scotia	115,000	0.200	07/26/11	115,000
Bank of Nova Scotia (next reset date 08/16/11) (Ê)	45,000	0.330	06/15/12	45,000
Barclays Bank (Ê)	200,000	0.528	06/14/11	200,000
Barclays Bank (next reset date 06/15/11) (Ê)	200,000	0.518	07/15/11	200,000
Barclays Bank (next reset date 06/23/11) (Ê)	100,000	0.465	01/23/12	100,000
BNP Paribas	400,000	0.500	06/06/11	400,000
BNP Paribas	100,000	0.560	08/11/11	100,000
BNP Paribas	50,000	0.400	11/21/11	50,000
Credit Agricole Corporate and Investment Bank	100,000	0.400	08/01/11	100,000
Credit Agricole Corporate and Investment Bank (next reset date 06/03/11) (Ê)	200,000	0.460	09/01/11	200,000
Credit Agricole Corporate and Investment Bank	250,000	0.420	09/06/11	250,000
Credit Suisse	100,000	0.320	07/25/11	100,000
Credit Suisse	100,000	0.190	08/12/11	100,000
Deutsche Bank AG	350,000	0.370	06/20/11	350,000
Deutsche Bank AG	150,000	0.320	07/25/11	150,000
Deutsche Bank AG (next reset date 06/06/11) (Ê)	75,000	0.409	04/03/12	75,000
HSBC Bank PLC	50,000	0.350	08/15/11	50,000
ING Bank NV	75,000	0.430	06/13/11	75,000
ING Bank NV	200,000	0.400	09/02/11	200,000
ING Bank NV	75,000	0.400	09/14/11	75,000
ING Bank NV	200,000	0.460	10/03/11	200,000
Lloyds TSB Bank	200,000	0.410	08/18/11	200,000
Lloyds TSB Bank	100,000	0.400	08/29/11	100,000
Lloyds TSB Bank	250,000	0.390	09/13/11	250,000
Nordea Bank Finland	75,000	0.375	07/15/11	75,005
Nordea Bank Finland	195,000	0.190	08/11/11	195,000
Rabobank Nederland NV	175,000	0.380	07/13/11	175,000
Rabobank Nederland NV (next reset date 06/02/11) (Ê)	125,000	0.310	04/02/12	125,000
Rabobank Nederland NV (next reset date 06/14/11) (Ê)	46,000	0.260	05/14/12	46,000
Rabobank Nederland NV (next reset date 06/14/11) (Ê)	46,000	0.270	05/14/12	46,000
Royal Bank of Canada	55,000	0.330	08/15/11	55,000
Royal Bank of Scotland	150,000	0.510	08/12/11	150,000
Royal Bank of Scotland	100,000	0.510	08/22/11	100,000
Royal Bank of Scotland (next reset date 06/17/11) (Ê)	125,000	0.437	09/12/11	125,000
Royal Bank of Scotland	200,000	0.400	10/24/11	200,000
Skandinaviska Enskilda Banken AB	100,000	0.380	08/05/11	100,000
Societe Generale	250,000	0.450	08/01/11	250,000
Societe Generale	175,000	0.480	09/01/11	175,000
Standard Chartered Bank	50,000	0.350	06/20/11	50,000
Toronto Dominion Bank (next reset date 06/28/11) (Ê)	36,000	0.261	10/28/11	36,000
Toronto Dominion Bank (next reset date 06/13/11) (Ê)	45,000	0.280	01/12/12	45,000
UBS AG (next reset date 06/10/11) (Ê)	100,000	0.303	08/10/11	100,000

Prime Money Market Fund	5

SSgA
Prime Money Market Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
UBS AG	150,000	0.390	09/26/11	150,000
UBS AG (next reset date 08/04/11) (Ê)	135,000	0.363	02/06/12	135,000
UniCredit SpA	65,000	0.240	06/02/11	65,000

Total Certificate of Deposit (amortized cost $6,173,005)				6,173,005

Financial Company Commercial Paper - 9.2%
BPCE SA (λ)	148,000	0.390	07/13/11	147,934
BPCE SA (λ)	200,000	0.300	07/26/11	199,908
BPCE SA (λ)	50,000	0.386	08/03/11	49,967
Caisse D’Amortissement de la Dette Sociale (λ)	150,000	0.228	09/12/11	149,904
DnB NOR Bank ASA (next reset date 07/19/11) (Ê)(λ)	67,000	0.289	01/19/12	67,000
General Electric Capital Corp.	140,000	0.300	07/11/11	139,953
Nationwide Building Society (λ)	133,875	0.488	09/12/11	133,691
Societe Generale	100,000	0.300	09/14/11	99,913
Swedbank AB	70,000	0.230	08/18/11	69,966

Total Financial Company Commercial Paper (amortized cost $1,058,236)				1,058,236

Other Note - 8.9%
Bank of America NA (next reset date 06/01/11) (Ê)	85,000	0.310	08/01/11	85,000
Bank of America NA	40,000	0.290	08/08/11	40,000
Bank of America NA (next reset date 06/22/11) (Ê)	100,000	0.275	08/22/11	100,000
Branch Banking & Trust Co.	190,000	0.070	06/01/11	190,000
Commonwealth Bank of Australia (next reset date 07/27/11) (Ê)(λ)	49,000	0.343	06/27/12	49,000
Nordea Bank AB (next reset date 08/18/11) (Ê)(λ)	165,000	0.360	06/18/12	165,000
Rabobank Nederland NV (next reset date 08/16/11) (Ê)(λ)	107,000	0.330	06/15/12	107,000
Svenska Handelsbanken AB (next reset date 08/09/11) (Ê)(λ)	35,000	0.368	05/08/12	35,000
Svenska Handelsbanken AB (next reset date 08/17/11) (Ê)(λ)	200,000	0.310	05/16/12	200,000
Westpac Banking Corp. (next reset date 07/28/11) (Ê)	55,000	0.342	05/25/12	55,000

Total Other Note (amortized cost $1,026,000)				1,026,000

Total Investments - 72.8% (amortized cost $8,377,181)				8,377,181

Repurchase Agreements - 27.2%
Government Agency Repurchase Agreement - 18.3%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $1,000,000 dated May 31, 2011, at 0.120% to be repurchased at $1,000,003 on June 1, 2011, collateralized by: $982,312 par various United States Government Agency Obligations, valued at $1,020,001				1,000,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $300,000 dated May 31, 2011, at 0.140% to be repurchased at $300,001 on June 1, 2011, collateralized by: $314,159 par various United States Government Agency Mortgage Obligations, valued at $306,000				300,000

6	Prime Money Market Fund

SSgA
Prime Money Market Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
Value
$
Agreement with Goldman Sachs and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated May 31, 2011, at 0.140% to be repurchased at $250,001 on June 1, 2011, collateralized by: $276,091 par United States Government Agency Mortgage Obligations, valued at $255,000	250,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $300,000 dated May 31, 2011, at 0.140% to be repurchased at $300,001 on June 1, 2011, collateralized by: $729,963 par various United States Government Agency Mortgage Obligations, valued at $306,000	300,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated May 31, 2011, at 0.140% to be repurchased at $250,001 on June 1, 2011, collateralized by: $320,670 par various United States Government Agency Mortgage Obligations, valued at $255,000	250,000

Total Government Agency Repurchase Agreement (identified cost $2,100,000)	2,100,000

Treasury Repurchase Agreement - 8.9%
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $1,000,000 dated May 31, 2011, at 0.110% to be repurchased at $1,000,003 on June 1, 2011, collateralized by: $1,013,743 par various United States Government Treasury Obligations, valued at $1,020,000	1,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $25,000 dated May 31, 2011, at 0.100% to be repurchased at $25,000 on June 1, 2011, collateralized by: $25,334 par various United States Government Treasury Obligations, valued at $25,500	25,000

Total Treasury Repurchase Agreement (identified cost $1,025,000)	1,025,000

Total Repurchase Agreements (identified cost $3,125,000)	3,125,000

Total Investments and Repurchase Agreements - 100.0%* (cost $11,502,181)(†)	11,502,181

Other Assets and Liabilities, Net - 0.0%	3,635

Net Assets - 100.0%	11,505,816

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund	7

SSgA
Institutional Money Market Funds

Notes to Schedules of Investment — May 31, 2011 (Unaudited)

Footnotes

(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(†)	The identified cost for Federal income tax purposes.
(λ)	Restricted security (144A, 4(2)). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
*	Unless otherwise indicated, the value of securities of the Fund are determined based on level 2 inputs. (Note 2)

8	Notes to Schedules of Investments

SSgA
Institutional Money Market Funds

Notes to Quarterly Report — May 31, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of May 31, 2011. This Quarterly Report reports on two funds: the SSgA U.S. Treasury Money Market Fund and SSgA Prime Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities, Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Notes to Quarterly Report	9

SSgA
Institutional Money Market Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale.) The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedules of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Funds are permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

10	Notes to Quarterly Report

SSgA
Institutional Money Market Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

3.	Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”). As of May 31, 2011, $15,111,668 represents the investments of other Investment Company Funds not presented herein.

4.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended May 31, 2011, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statements of Assets and Liabilities.

Notes to Quarterly Report	11

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — May 31, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

12	Shareholder Requests for Additional Information

FIXED INCOME FUNDS
Bond Market Fund
Intermediate Fund
High Yield Bond Fund

Quarterly Report
May 31, 2011

SSgA Funds
Fixed Income Funds
Quarterly Report
May 31, 2011 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

 This page has been intentionally left blank.

SSgA
Bond Market Fund

Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Long-Term Investments - 98.3%

Asset-Backed Securities - 0.2%
Chase Issuance Trust
Series 2007-A17 Class A
5.120% due 10/15/14	100	106

Corporate Bonds and Notes - 32.9%
Alabama Power Co.
5.700% due 02/15/33	50	54
Alcoa, Inc.
6.150% due 08/15/20	250	271
Altria Group, Inc.
4.750% due 05/05/21	500	505
American International Group, Inc.
Series WI
8.175% due 05/15/58	250	275
Anadarko Petroleum Corp.
6.375% due 09/15/17	250	287
Anheuser-Busch InBev Worldwide, Inc.
5.000% due 04/15/20	250	270
8.000% due 11/15/39	175	243
Arch Coal, Inc.
7.250% due 10/01/20	250	264
AT&T, Inc.
5.875% due 08/15/12	250	265
Baker Hughes, Inc.
5.125% due 09/15/40	125	124
Bank of America Corp.
5.875% due 01/05/21	160	171
Baxter International, Inc.
1.800% due 03/15/13	125	127
Brandywine Operating Partnership, LP
4.950% due 04/15/18	500	514
Broadcom Corp.
1.500% due 11/01/13 (λ)	250	251
CBS Corp.
4.300% due 02/15/21	250	246
Celanese US Holdings LLC
5.875% due 06/15/21	125	128
Citigroup, Inc.
4.750% due 05/19/15	225	241
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/13	75	84
Daimler Finance NA LLC
8.500% due 01/18/31	125	174
DaVita, Inc.
6.375% due 11/01/18	285	292
Del Monte Foods Co.
7.625% due 02/15/19 (λ)	250	255
Delphi Corp.
6.125% due 05/15/21 (λ)	250	250
Digital Realty Trust, LP
4.500% due 07/15/15	175	183
DirectTV Holdings LLC/DirectTV Financing Co., Inc.
5.000% due 03/01/21	500	520
Discover Bank
Series BKNT
8.700% due 11/18/19	250	312
eBay, Inc.
0.875% due 10/15/13	165	165
Embarq Corp.
7.082% due 06/01/16	250	283
7.995% due 06/01/36	175	191
FIA Card Services NA
6.625% due 06/15/12	150	157
Ford Motor Credit Co. LLC
5.000% due 05/15/18	250	248
General Electric Capital Corp.
2.200% due 06/08/12	225	229
5.000% due 01/08/16	50	55
Series GMTN
6.875% due 01/10/39	50	59
General Electric Co.
5.000% due 02/01/13	100	107
Goldman Sachs Group, Inc. (The)
5.750% due 10/01/16	100	110
HCA, Inc.
8.500% due 04/15/19	250	280
Hess Corp.
7.300% due 08/15/31	25	31
Hewlett-Packard Co.
1.250% due 09/13/13	25	25
1.550% due 05/30/14	25	25
4.300% due 06/01/21	250	252
Home Depot, Inc.
5.950% due 04/01/41	250	262
HSBC Bank USA NA NY
Series BKNT
5.625% due 08/15/35	75	74
HSBC Finance Capital Trust IX
5.911% due 11/30/35	300	288
Huntington Bancshares, Inc.
7.000% due 12/15/20	135	156
Huntington Ingalls Industries, Inc.
6.875% due 03/15/18 (λ)	250	261
Kinder Morgan Energy Partners, LP
6.375% due 03/01/41	250	266

Bond Market Fund	3

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Kraft Foods, Inc.
5.250% due 10/01/13	125	136
6.500% due 11/01/31	25	29
Lubrizol Corp.
6.500% due 10/01/34	25	29
Macy’s Retail Holdings, Inc.
5.900% due 12/01/16	500	566
Marathon Petroleum Corp.
6.500% due 03/01/41 (λ)	115	123
Merrill Lynch & Co., Inc.
6.875% due 04/25/18	100	114
MetLife, Inc.
6.750% due 06/01/16	100	118
Morgan Stanley
5.500% due 07/24/20	175	180
5.750% due 01/25/21	225	235
NRG Energy, Inc.
7.875% due 05/15/21 (λ)	250	250
Petrohawk Energy Corp.
6.250% due 06/01/19 (λ)	140	138
Philip Morris International, Inc.
4.875% due 05/16/13	125	135
Plum Creek Timberlands, LP
5.875% due 11/15/15	50	56
PPG Industries, Inc.
5.500% due 11/15/40	125	127
Procter & Gamble - Esop
Series A
9.360% due 01/01/21	20	26
ProLogis
6.875% due 03/15/20	235	267
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.875% due 02/15/21 (λ)	250	258
Rowan Cos., Inc.
5.000% due 09/01/17	250	271
Shea Homes, LP / Shea Homes Funding Corp.
8.625% due 05/15/19 (λ)	250	253
SLM Corp.
6.250% due 01/25/16	250	262
Spectra Energy Capital LLC
5.650% due 03/01/20	250	274
Stanley Black & Decker, Inc.
4.900% due 11/01/12	125	131
Valero Energy Corp.
6.625% due 06/15/37	250	267
Ventas Realty, LP / Ventas Capital Corp.
4.750% due 06/01/21	250	249
Verizon Communications, Inc.
5.850% due 09/15/35	150	157
Virginia Electric and Power Co.
Series A
4.750% due 03/01/13	125	133
Wal-Mart Stores, Inc.
5.000% due 10/25/40	150	144
Xerox Corp.
4.500% due 05/15/21	185	185

		14,943

International Debt - 11.2%
Abbey National Treasury Services PLC/London
4.000% due 04/27/16	250	251
Alberta Energy Co., Ltd.
7.375% due 11/01/31	40	49
Anglo American Capital PLC
2.150% due 09/27/13 (λ)	250	254
Barclays Bank PLC
5.140% due 10/14/20	450	440
BBVA US Senior SAU
3.250% due 05/16/14	250	250
BHP Billiton Finance USA, Ltd.
4.800% due 04/15/13	25	27
BNP Paribas
3.600% due 02/23/16	250	256
Brazilian Government International Bond
7.125% due 01/20/37	100	121
Series A
8.000% due 01/15/18	39	47
Canadian Pacific Railway Co.
9.450% due 08/01/21	40	56
CNOOC Finance 2011, Ltd.
5.750% due 01/26/41 (λ)	150	154
Corp. Nacional del Cobre de Chile
3.750% due 11/04/20 (λ)	250	240
Covidien International Finance SA
4.200% due 06/15/20	250	257
European Investment Bank
5.125% due 09/13/16	150	173
Lloyds TSB Bank PLC
6.375% due 01/21/21	500	529
Mexico Government International Bond
6.375% due 01/16/13	25	27
6.625% due 03/03/15	100	116
Pernod-Ricard SA
5.750% due 04/07/21 (λ)	250	264
QBE GAP FUNDING II LP
7.250% due 05/24/41 (λ)	250	252

4	Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Royal Bank of Scotland PLC (The)
3.250% due 01/11/14	125	128
Santander UK PLC
7.950% due 10/26/29	250	291
Santander US Debt SA Unipersonal
2.991% due 10/07/13 (λ)	100	101
Sappi Papier Holding GmbH
6.625% due 04/15/21 (λ)	250	253
Scottish Power, Ltd.
5.810% due 03/15/25	100	105
Talisman Energy, Inc.
5.850% due 02/01/37	25	26
Telefonica Emisiones SAU
5.462% due 02/16/21	210	218
TransCanada PipeLines, Ltd.
4.000% due 06/15/13	125	132
Vale Overseas, Ltd.
6.250% due 01/23/17	50	57

		5,074

Mortgage-Backed Securities - 37.8%
Banc of America Commercial Mortgage, Inc.
Series 2003-2 Class A4
5.061% due 03/11/41	250	266
Citigroup Commercial Mortgage Trust
Series 2004-C2 Class A4
4.623% due 10/15/41	290	298
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class AAB
5.823% due 06/15/38	240	256
Fannie Mae
6.000% due 2013	75	82
5.500% due 2014	2	3
6.500% due 2014	99	109
7.500% due 2015	12	13
6.500% due 2016	15	17
5.000% due 2018	301	325
5.500% due 2018	134	146
5.500% due 2019	61	67
4.500% due 2022	467	497
4.500% due 2023	6	6
8.000% due 2023	—	— ±
4.000% due 2025	503	526
9.000% due 2025	192	226
9.000% due 2026	2	2
7.500% due 2027	73	85
6.000% due 2028	8	9
6.000% due 2029	2	3
7.000% due 2029	3	3
6.000% due 2030	3	3
7.500% due 2030	1	2
4.500% due 2033	471	494
6.000% due 2033	133	147
5.500% due 2034	547	596
2.352% due 2036 (Ê)	717	753
6.000% due 2038	895	985
4.500% due 2039	317	330
4.000% due 2040	1,117	1,127
4.500% due 2040	1,044	1,086
30 Year TBA (Ï)
4.500%	1,140	1,184
Freddie Mac
6.000% due 2016	33	36
7.000% due 2016	56	61
4.500% due 2019	204	217
4.500% due 2023	73	77
8.500% due 2025	1	1
6.500% due 2029	71	80
7.000% due 2030	1	1
7.000% due 2031	85	99
6.500% due 2032	208	236
6.000% due 2033	63	70
6.500% due 2033	387	438
7.000% due 2033	128	148
5.000% due 2035	1,198	1,280
5.500% due 2038	1,226	1,336
4.500% due 2039	207	216
Ginnie Mae I
10.000% due 2013	1	1
7.500% due 2022	—	— ±
7.000% due 2023	53	62
7.500% due 2023	1	1
6.500% due 2024	1	2
7.500% due 2024	30	35
8.500% due 2025	5	6
7.500% due 2027	2	3
6.500% due 2028	8	9
7.000% due 2028	11	13
7.500% due 2028	13	15
8.500% due 2028	11	12
7.500% due 2029	1	1
8.000% due 2029	6	7
7.500% due 2030	13	15
8.000% due 2030	39	45
6.500% due 2032	69	79
7.000% due 2032	82	95
7.500% due 2032	7	8
5.000% due 2033	172	187
5.500% due 2038	207	228
6.000% due 2038	266	297

Bond Market Fund	5

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
4.500% due 2039	623	662
4.000% due 2040	440	452
30 Year TBA (Ï)
4.500%	300	317
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.444% due 03/10/39	300	325
GS Mortgage Securities Corp. II
Series 2006-GG8 Class A4
5.560% due 11/10/39	200	219
Morgan Stanley Capital I
Series 2005-T19 Class AAB
4.852% due 06/12/47	164	172

		17,210

United States Government Agencies - 1.2%
Federal Home Loan Bank
Series 467
5.250% due 06/18/14	200	226
Federal Home Loan Bank Discount Notes
4.750% due 09/11/15	150	170
Freddie Mac
6.750% due 03/15/31	125	164

		560

United States Government Treasuries - 15.0%
United States Treasury Notes
0.500% due 11/30/12	250	251
2.625% due 12/31/14	250	264
2.250% due 03/31/16	1,900	1,957
2.000% due 04/30/16	255	259
1.750% due 05/31/16	185	186
3.125% due 05/15/21	2,044	2,057
5.250% due 11/15/28	715	843
4.375% due 05/15/40	47	48
4.250% due 11/15/40	907	911
4.750% due 02/15/41	50	54

		6,830

Total Long-Term Investments (cost $42,660)		44,723

Short-Term Investments - 5.5%
Ginnie Mae I
8.000% due 03/15/12	5	5
SSgA Prime Money Market Fund	2,210,200	2,210
United States Treasury Bills (ç)(ÿ)(§)
Zero coupon due 06/16/11	300	300

Total Short-Term Investments (cost $2,515)		2,515

Total Investments - 103.8% (identified cost $45,175)		47,238

Other Assets and Liabilities, Net - (3.8%)		(1,731)

Net Assets - 100.0%		45,507

See accompanying notes which are an integral part of the financial statements.

6	Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except contracts amounts)
						Unrealized
						Appreciation
	Number of	Notional		Expiration		(Depreciation)
Futures Contracts	Contracts	Amount		Date		$

Long Positions
United States Treasury 5 Year Note Futures	26	USD	3,098	09	/11	14

Short Positions
United States Treasury 2 Year Note Futures	3	USD	658	09	/11	(2)
United States Treasury 10 Year Note Futures	38	USD	4,659	09	/11	(29)
United States Treasury Ultra Long Term Bond Futures	4	USD	516	09	/11	(2)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						(19)

Presentation of Portfolio Holdings — May 31, 2011 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$106	$—	$106
Corporate Bonds and Notes	—	14,943	—	14,943
International Debt	—	5,074	—	5,074
Mortgage-Backed Securities	—	17,210	—	17,210
United States Government Agencies	—	560	—	560
United States Government Treasuries	—	6,830	—	6,830
Short-Term Investments	2,210	305	—	2,515

Total Investments	2,210	45,028	—	47,238

Other Financial Instruments
Futures Contracts	(19)	—	—	(19)

Total Other Financial Instruments*	$(19)	$—	$—	$(19)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund	7

This page has been intentionally left blank.

SSgA
Intermediate Fund

Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Long-Term Investments - 96.4%

Corporate Bonds and Notes - 34.5%
Alcoa, Inc.
6.150% due 08/15/20	250	271
Altria Group, Inc.
9.250% due 08/06/19	250	330
4.750% due 05/05/21	500	505
American International Group, Inc.
Series WI
8.175% due 05/15/58	250	275
Anadarko Petroleum Corp.
6.375% due 09/15/17	250	287
Anheuser-Busch InBev Worldwide, Inc.
5.000% due 04/15/20	375	405
AT&T, Inc.
5.875% due 08/15/12	250	265
Bank of America Corp.
6.500% due 08/01/16	325	368
5.875% due 01/05/21	160	170
Baxter International, Inc.
1.800% due 03/15/13	125	127
Brandywine Operating Partnership, LP
4.950% due 04/15/18	500	514
Broadcom Corp.
1.500% due 11/01/13 (λ)	250	251
Burlington Northern Santa Fe LLC
5.650% due 05/01/17	50	57
CBS Corp.
4.300% due 02/15/21	250	246
Cisco Systems, Inc.
5.500% due 02/22/16	100	115
Citigroup, Inc.
4.750% due 05/19/15	250	268
Comcast Corp.
6.500% due 01/15/15	50	57
4.950% due 06/15/16	25	28
ConocoPhillips
4.750% due 10/15/12	50	53
Cooper US, Inc.
2.375% due 01/15/16	125	126
DaVita, Inc.
6.375% due 11/01/18	285	292
Del Monte Foods Co.
7.625% due 02/15/19 (λ)	250	255
Delphi Corp.
6.125% due 05/15/21 (λ)	250	250
Digital Realty Trust, LP
4.500% due 07/15/15	175	183
DirectTV Holdings LLC/DirectTV Financing Co., Inc.
5.000% due 03/01/21	500	520
Discover Bank
Series BKNT
8.700% due 11/18/19	250	312
Dover Corp.
4.875% due 10/15/15	25	28
eBay, Inc.
0.875% due 10/15/13	165	165
Embarq Corp.
7.082% due 06/01/16	250	284
Genentech, Inc.
4.750% due 07/15/15	50	55
General Electric Capital Corp.
2.200% due 06/08/12	175	178
Series MTNA
6.000% due 06/15/12	150	159
Genworth Financial, Inc.
4.950% due 10/01/15	50	51
Goldman Sachs Group, Inc. (The)
5.750% due 10/01/16	75	82
5.625% due 01/15/17	50	54
Hershey Co. (The)
4.850% due 08/15/15	50	55
Hewlett-Packard Co.
1.250% due 09/13/13	125	126
1.550% due 05/30/14	25	25
4.300% due 06/01/21	250	252
HSBC Finance Capital Trust IX
5.911% due 11/30/35	250	240
HSBC Finance Corp.
6.676% due 01/15/21 (λ)	111	119
Huntington Bancshares, Inc.
7.000% due 12/15/20	135	156
Huntington Ingalls Industries, Inc.
6.875% due 03/15/18 (λ)	185	193
Kraft Foods, Inc.
5.250% due 10/01/13	125	136
Macy’s Retail Holdings, Inc.
5.900% due 12/01/16	500	566
MetLife, Inc.
6.750% due 06/01/16	100	118
Midamerican Energy Holdings Co.
5.750% due 04/01/18	125	142
Morgan Stanley
4.000% due 07/24/15	175	181
5.500% due 07/24/20	125	129
5.750% due 01/25/21	225	235
National Fuel Gas Co.
5.250% due 03/01/13	20	21
NRG Energy, Inc.
7.875% due 05/15/21 (λ)	250	250

Intermediate Fund	9

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Petrohawk Energy Corp.
6.250% due 06/01/19 (λ)	140	138
Philip Morris International, Inc.
4.875% due 05/16/13	125	135
Plains All American Pipeline, LP / PAA Finance Corp.
3.950% due 09/15/15	125	132
ProLogis
6.875% due 03/15/20	225	256
PSEG Power LLC
5.500% due 12/01/15	50	55
Public Service Electric & Gas Co.
5.000% due 08/15/14	50	55
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.875% due 02/15/21 (λ)	250	258
Rowan Cos., Inc.
5.000% due 09/01/17	250	271
SLM Corp.
6.250% due 01/25/16	250	262
Southern Copper Corp.
5.375% due 04/16/20	180	186
Stanley Black & Decker, Inc.
4.900% due 11/01/12	125	131
Valero Energy Corp.
6.125% due 06/15/17	250	285
Ventas Realty, LP / Ventas Capital Corp.
4.750% due 06/01/21	250	249
Verizon Communications, Inc.
8.750% due 11/01/18	125	164
Virginia Electric and Power Co.
Series A
4.750% due 03/01/13	175	186
Wells Fargo & Co.
4.375% due 01/31/13	125	132
Xerox Corp.
4.500% due 05/15/21	185	185

		13,610

International Debt - 13.3%
Abbey National Treasury Services PLC
4.000% due 04/27/16	250	251
Anglo American Capital PLC
2.150% due 09/27/13 (λ)	250	254
Barclays Bank PLC
5.140% due 10/14/20	375	367
BBVA US Senior SAU
3.250% due 05/16/14	250	250
BHP Billiton Finance USA, Ltd.
8.500% due 12/01/12	26	29
BNP Paribas
3.600% due 02/23/16	250	256
Brazilian Government International Bond
Series A
8.000% due 01/15/18	78	93
Corp. Nacional del Cobre de Chile
3.750% due 11/04/20 (λ)	250	240
Covidien International Finance SA
4.200% due 06/15/20	125	128
Credit Suisse NY
3.450% due 07/02/12	125	129
Deutsche Telekom International Finance BV
5.250% due 07/22/13	75	81
European Investment Bank
4.250% due 07/15/13	225	242
HSBC Holdings PLC
5.250% due 12/12/12	125	133
Hydro Quebec
Series IF
8.000% due 02/01/13	85	95
Iberdrola International BV
6.750% due 06/15/12	55	58
Landesbank Baden-Wuerttemberg NY
5.050% due 12/30/15	200	226
Lloyds TSB Bank PLC
6.375% due 01/21/21	500	529
Mexico Government International Bond
Series MTNA
5.875% due 01/15/14	100	111
Pernod-Ricard SA
5.750% due 04/07/21 (λ)	250	264
Petrobras International Finance Co. - Pifco
6.125% due 10/06/16	25	28
QBE Gap Funding II, LP
7.250% due 05/24/41 (λ)	250	252
Republic of Italy
5.250% due 09/20/16	125	137
Series DTC
5.625% due 06/15/12	75	79
Royal Bank of Scotland PLC (The)
3.250% due 01/11/14	125	128
Santander US Debt SA Unipersonal
2.991% due 10/07/13 (λ)	100	100
Sappi Papier Holding GmbH
6.625% due 04/15/21 (λ)	250	253
Telefonica Emisiones SAU
6.421% due 06/20/16	65	74
5.462% due 02/16/21	210	218

10	Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
TransCanada PipeLines, Ltd.
4.000% due 06/15/13	125	132
Tyco International Finance SA
6.000% due 11/15/13	25	28
Vale Overseas, Ltd.
6.250% due 01/23/17	75	86

		5,251

Mortgage-Backed Securities - 2.4%
Fannie Mae
30 Year TBA (Ï)
4.500%	900	935

United States Government Treasuries - 46.2%
United States Treasury Notes
0.625% due 07/31/12	200	201
0.625% due 02/28/13	575	577
0.750% due 03/31/13	1,185	1,192
1.750% due 04/15/13	1,875	1,921
3.375% due 07/31/13	1,250	1,328
1.750% due 01/31/14	800	823
1.875% due 02/28/14	1,575	1,626
2.625% due 12/31/14	250	264
2.000% due 01/31/16	3,000	3,063
2.250% due 03/31/16	1,100	1,133
2.000% due 04/30/16	3,140	3,192
1.750% due 05/31/16	250	251
3.000% due 08/31/16	405	430
3.125% due 05/15/21	2,231	2,245

		18,246

Total Long-Term Investments (cost $36,911)		38,042

Short-Term Investments - 6.5%
Bank of America Corp.
2.100% due 04/30/12	175	178
Korea Land & Housing Corp.
0.509% due 11/22/11 (Ê)(λ)	90	90
SSgA Prime Money Market Fund	1,756,473	1,756
United States Treasury Bills (ç)(ÿ)(§)
Zero coupon due 06/16/11	200	200
Wells Fargo & Co.

3.000% due 12/09/11	350	356

Total Short-Term Investments (cost $2,573)		2,580

Total Investments - 102.9% (identified cost $39,484)		40,622

Other Assets and Liabilities, Net - (2.9%)		(1,135)

Net Assets - 100.0%		39,487

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund	11

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
	Number of	Notional		Expiration		(Depreciation)
Futures Contracts	Contracts	Amount		Date		$

Long Positions
United States Treasury 2 Year Note Futures	2	USD	438	09	/11	—
United States Treasury 5 Year Note Futures	9	USD	1,072	09	/11	5

Short Positions
United States Treasury 10 Year Note Futures	27	USD	3,310	09	/11	(20)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						(15)

Presentation of Portfolio Holdings — May 31, 2011 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$13,610	$—	$13,610
International Debt	—	5,251	—	5,251
Mortgage-Backed Securities	—	935	—	935
United States Government Treasuries	—	18,246	—	18,246
Short-Term Investments	1,756	824	—	2,580

Total Investments	1,756	38,866	—	40,622

Other Financial Instruments
Futures Contracts	(15)	—	—	(15)

Total Other Financial Instruments*	$(15)	$—	$—	$(15)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

12	Intermediate Fund

SSgA
High Yield Bond Fund

Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Long-Term Investments - 93.7%

Corporate Bonds and Notes - 76.5%
AbitibiBowater, Inc.
10.250% due 10/15/18 (λ)	525	578
ACE Cash Express, Inc.
11.000% due 02/01/19 (λ)	300	305
Advanced Micro Devices, Inc.
7.750% due 08/01/20	375	394
AES Corp. (The)
9.750% due 04/15/16	425	492
Aleris International, Inc.
7.625% due 02/15/18 (λ)	500	521
Allison Transmission, Inc.
7.125% due 05/15/19 (λ)	650	645
Ally Financial, Inc.
Series*
8.000% due 11/01/31	300	332
Series 8
6.750% due 12/01/14	525	559
Altra Holdings, Inc.
8.125% due 12/01/16	200	217
American Casino & Entertainment Properties LLC
11.000% due 06/15/14	380	406
ARAMARK Holdings Corp.
8.625% due 05/01/16 (λ)	1,025	1,048
Arch Coal, Inc.
7.250% due 10/01/20	400	422
Atkore International, Inc.
9.875% due 01/01/18 (λ)	575	624
Avaya, Inc.
7.000% due 04/01/19 (λ)	215	210
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
9.625% due 03/15/18	388	426
BAC Capital Trust XIV
5.630% due 09/29/49 (ƒ)	700	548
Basic Energy Services, Inc.
7.750% due 02/15/19 (λ)	425	447
BE Aerospace, Inc.
6.875% due 10/01/20	240	253
Beazer Homes USA, Inc.
8.125% due 06/15/16	400	382
Berry Plastics Corp.
9.500% due 05/15/18	750	763
Biomet, Inc.
Series WI
11.625% due 10/15/17	225	253
Bon-Ton Department Stores, Inc. (The)
10.250% due 03/15/14	200	203
Brigham Exploration Co.
6.875% due 06/01/19 (λ)	775	779
Building Materials Corp. of America
6.750% due 05/01/21 (λ)	750	756
Burlington Coat Factory Warehouse Corp.
10.000% due 02/15/19 (λ)	750	752
Caesars Entertainment Operating Co., Inc.
11.250% due 06/01/17	250	281
12.750% due 04/15/18	475	487
10.000% due 12/15/18	225	208
Calumet Specialty Products Partners, LP/Calumet Finance Corp.
9.375% due 05/01/19 (λ)	565	594
Capella Healthcare, Inc.
9.250% due 07/01/17 (λ)	200	216
Case New Holland, Inc.
7.875% due 12/01/17 (λ)	200	222
CCO Holdings LLC / CCO Holdings Capital Corp.
6.500% due 04/30/21	1,350	1,330
CDW LLC / CDW Finance Corp.
8.000% due 12/15/18 (λ)	500	536
Celanese US Holdings LLC
5.875% due 06/15/21	850	869
Cengage Learning Acquisitions, Inc.
10.500% due 01/15/15 (λ)	850	807
Cenveo Corp.
7.875% due 12/01/13	200	197
Chaparral Energy, Inc.
9.875% due 10/01/20	250	278
8.250% due 09/01/21	375	388
Chesapeake Energy Corp.
6.500% due 08/15/17	600	648
6.125% due 02/15/21	250	254
Chesapeake Midstream Partners, LP / CHKM Finance Corp.
5.875% due 04/15/21 (λ)	750	754
Chrysler Group LLC/CG Co.-Issuer, Inc.
8.250% due 06/15/21 (λ)	575	574
Cincinnati Bell, Inc.
8.750% due 03/15/18	1,250	1,206
CIT Group, Inc.
7.000% due 05/01/17	3,075	3,087
Clayton Williams Energy, Inc.
7.750% due 04/01/19 (λ)	750	748
Clear Channel Communications, Inc.
5.500% due 09/15/14	500	459

High Yield Bond Fund	13

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Clear Channel Worldwide Holdings, Inc.
Series B
9.250% due 12/15/17	167	182
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000% due 12/01/15 (λ)	410	448
Cleaver-Brooks, Inc.
12.250% due 05/01/16 (λ)	200	208
Commercial Vehicle Group, Inc.
7.875% due 04/15/19 (λ)	375	383
CommScope, Inc.
8.250% due 01/15/19 (λ)	515	539
Concho Resources, Inc./Midland TX
7.000% due 01/15/21	600	628
6.500% due 01/15/22	575	578
Consol Energy, Inc.
6.375% due 03/01/21 (λ)	825	833
Cott Beverages, Inc.
8.125% due 09/01/18	200	215
Cricket Communications, Inc.
7.750% due 10/15/20	550	545
Cumulus Media, Inc.
7.750% due 05/01/19 (λ)	545	545
DAE Aviation Holdings, Inc.
11.250% due 08/01/15 (λ)	200	210
Del Monte Foods Co.
7.625% due 02/15/19 (λ)	660	674
Delphi Corp.
6.125% due 05/15/21 (λ)	1,150	1,150
Delta Air Lines 2007-1 Class C Pass Through Trust
Series 071C
8.954% due 08/10/14	257	266
Delta Air Lines, Inc.
12.250% due 03/15/15 (λ)	625	701
Deluxe Corp.
7.000% due 03/15/19 (λ)	300	301
DineEquity, Inc.
9.500% due 10/30/18 (λ)	450	493
DISH DBS Corp.
6.750% due 06/01/21 (λ)	1,400	1,414
DJO Finance LLC / DJO Finance Corp.
9.750% due 10/15/17 (λ)	575	599
Dole Food Co., Inc.
8.000% due 10/01/16 (λ)	175	186
Dunkin’ Brands, Inc.
9.625% due 12/01/18 (λ)	361	364
DynCorp International, Inc.
10.375% due 07/01/17 (λ)	200	212
Dynegy Holdings, Inc.
7.500% due 06/01/15	300	253
Edison Mission Energy
7.000% due 05/15/17	350	290
EH Holding Corp.
7.625% due 06/15/21 (λ)	775	792
El Paso Corp.
7.250% due 06/01/18	900	1,059
Elizabeth Arden, Inc.
7.375% due 03/15/21	600	630
Energy Future Holdings Corp.
10.000% due 01/15/20	440	476
Energy XXI Gulf Coast, Inc.
9.250% due 12/15/17 (λ)	300	323
7.750% due 06/15/19 (λ)	625	628
EnergySolutions, Inc. / EnergySolutions LLC
10.750% due 08/15/18 (λ)	375	399
Exide Technologies
8.625% due 02/01/18 (λ)	330	351
Fidelity National Information Services, Inc.
7.875% due 07/15/20	300	331
FireKeepers Development Authority
13.875% due 05/01/15 (λ)	425	498
First Data Corp.
11.250% due 03/31/16	350	351
7.375% due 06/15/19 (λ)	375	381
8.250% due 01/15/21 (λ)	363	362
12.625% due 01/15/21 (λ)	363	395
Series WI
9.875% due 09/24/15	92	95
Ford Motor Credit Co. LLC
6.625% due 08/15/17	400	436
5.750% due 02/01/21	650	655
Freescale Semiconductor, Inc.
9.250% due 04/15/18 (λ)	350	390
Series WI
8.875% due 12/15/14	50	52
Frontier Communications Corp.
Series WI
8.750% due 04/15/22	1,800	1,969
General Motors Financial Co., Inc.
6.750% due 06/01/18 (λ)	775	781
GenOn Americas Generation LLC
8.500% due 10/01/21	200	207
Genworth Financial, Inc.
6.150% due 11/15/66	550	425
Georgia Gulf Corp.
9.000% due 01/15/17 (λ)	325	357
Giant Funding Corp.
8.250% due 02/01/18 (λ)	220	232

14	High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Goodyear Tire & Rubber Co. (The)
10.500% due 05/15/16	153	173
Graham Packaging Co., Inc.
9.875% due 10/15/14	550	571
Gray Television, Inc.
Series WI
10.500% due 06/29/15	200	212
Griffon Corp.
7.125% due 04/01/18 (λ)	550	561
GWR Operating Partnership LLP
10.875% due 04/01/17	200	218
GXS Worldwide, Inc.
9.750% due 06/15/15	850	865
HCA Holdings, Inc.
7.750% due 05/15/21 (λ)	1,000	1,046
HCA, Inc.
8.500% due 04/15/19	750	839
Healthsouth Corp.
7.250% due 10/01/18	200	212
Hertz Corp. (The)
6.750% due 04/15/19 (λ)	725	732
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC
8.875% due 02/01/18	350	376
Series WI
9.000% due 11/15/20	300	322
Huntington Ingalls Industries, Inc.
6.875% due 03/15/18 (λ)	900	938
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
8.000% due 01/15/18	300	309
ILFC E-Capital Trust II
6.250% due 12/21/65 (λ)	350	308
Interactive Data Corp.
10.250% due 08/01/18 (λ)	170	189
International Lease Finance Corp.
6.375% due 03/25/13	350	368
6.250% due 05/15/19	775	778
8.250% due 12/15/20	1,750	1,964
iPayment Holdings, Inc.
10.250% due 05/15/18 (λ)	750	759
James River Escrow, Inc.
7.875% due 04/01/19 (λ)	535	546
JMC Steel Group
8.250% due 03/15/18 (λ)	450	465
Kennedy-Wilson, Inc.
8.750% due 04/01/19 (λ)	575	582
Landry’s Restaurants, Inc.
11.625% due 12/01/15	250	271
Level 3 Communications, Inc.
11.875% due 02/01/19 (λ)	200	221
Libbey Glass, Inc.
10.000% due 02/15/15	270	294
Liberty Mutual Group, Inc.
10.750% due 06/15/58 (λ)	175	237
Limited Brands, Inc.
6.625% due 04/01/21	325	339
LIN Television Corp.
6.500% due 05/15/13	175	175
8.375% due 04/15/18	200	214
Linn Energy LLC/Linn Energy Finance Corp.
6.500% due 05/15/19 (λ)	760	760
Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/16 (λ)	775	787
Lyondell Chemical Co.
8.000% due 11/01/17 (λ)	286	322
11.000% due 05/01/18	300	338
MacDermid, Inc.
9.500% due 04/15/17 (λ)	650	694
Manitowoc Co., Inc. (The)
8.500% due 11/01/20	270	294
MBIA Insurance Corp.
14.000% due 01/15/33 (λ)	125	77
McClatchy Co. (The)
Series WI
11.500% due 02/15/17	350	383
MedImpact Holdings, Inc.
10.500% due 02/01/18 (λ)	350	380
MEMC Electronic Materials, Inc.
7.750% due 04/01/19 (λ)	375	384
MetroPCS Wireless, Inc.
6.625% due 11/15/20	950	948
MGM Resorts International
6.750% due 04/01/13	750	766
6.875% due 04/01/16	500	478
9.000% due 03/15/20	200	223
Michael Foods, Inc.
9.750% due 07/15/18 (λ)	500	550
Michaels Stores, Inc.
11.375% due 11/01/16	125	135
7.750% due 11/01/18 (λ)	475	486
Momentive Performance Materials, Inc.
9.000% due 01/15/21 (λ)	500	535
Series WI
11.500% due 12/01/16	275	296
Mueller Water Products, Inc.
Series WI
8.750% due 09/01/20	175	196
Multiplan, Inc.
9.875% due 09/01/18 (λ)	200	216

High Yield Bond Fund	15

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Navistar International Corp.
8.250% due 11/01/21	280	308
Needle Merger Sub Corp.
8.125% due 03/15/19 (λ)	600	608
Neiman Marcus Group, Inc. (The)
Series WI
10.375% due 10/15/15	250	263
NFR Energy LLC/NFR Energy Finance Corp.
Series 144a
9.750% due 02/15/17 (λ)	550	540
Nortek, Inc.
8.500% due 04/15/21 (λ)	375	358
NRG Energy, Inc.
7.875% due 05/15/21 (λ)	1,350	1,352
Nuveen Investments, Inc.
5.500% due 09/15/15	375	338
Packaging Dynamics Corp.
8.750% due 02/01/16 (λ)	400	418
Petco Animal Supplies, Inc.
9.250% due 12/01/18 (λ)	600	643
Petrohawk Energy Corp.
6.250% due 06/01/19 (λ)	425	420
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
Series WI
10.625% due 04/01/17	150	161
Pittsburgh Glass Works LLC
8.500% due 04/15/16 (λ)	375	389
Plains Exploration & Production Co.
6.625% due 05/01/21	505	506
Provident Funding Associates, LP / PFG Finance Corp.
10.250% due 04/15/17 (λ)	200	221
Regions Bank
6.450% due 06/26/37	500	467
Revlon Consumer Products Corp.
Series WI
9.750% due 11/15/15	200	217
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.875% due 02/15/21 (λ)	340	351
Series 144a
8.250% due 02/15/21 (λ)	1,450	1,475
Rite Aid Corp.
10.375% due 07/15/16	250	269
9.500% due 06/15/17	300	275
RR Donnelley & Sons Co.
7.250% due 05/15/18	1,150	1,164
RSC Equipment Rental, Inc./RSC Holdings III LLC
10.000% due 07/15/17 (λ)	250	283
Salem Communications Corp.
9.625% due 12/15/16	192	206
ServiceMaster Co. (The)
10.750% due 07/15/15 (λ)	275	291
SESI LLC
6.375% due 05/01/19 (λ)	750	748
Shea Homes, LP / Shea Homes Funding Corp.
8.625% due 05/15/19 (λ)	775	784
SM Energy Co.
6.625% due 02/15/19 (λ)	800	819
Solutia, Inc.
8.750% due 11/01/17	350	386
Springleaf Finance Corp.
6.900% due 12/15/17	775	736
Series MTNI
4.875% due 07/15/12	200	201
Sprint Nextel Corp.
8.375% due 08/15/17	1,525	1,719
Standard Pacific Corp.
8.375% due 05/15/18	450	458
Steel Dynamics, Inc.
6.750% due 04/01/15	250	257
Sugarhouse HSP Gaming Prop Mezz, LP/Sugarhouse HSP Gaming Finance Corp.
8.625% due 04/15/16 (λ)	575	594
SunGard Data Systems, Inc.
Series WI
7.625% due 11/15/20	325	337
SUPERVALU, Inc.
8.000% due 05/01/16	525	547
Surgical Care Affiliates, Inc.
10.000% due 07/15/17 (λ)	275	285
Telcordia Technologies, Inc.
11.000% due 05/01/18 (λ)	350	396
Tenet Healthcare Corp.
10.000% due 05/01/18	200	229
Tenneco, Inc.
7.750% due 08/15/18	200	212
Tesoro Corp.
9.750% due 06/01/19	200	227
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.
11.500% due 10/01/20 (λ)	375	380
Series A
10.250% due 11/01/15	675	430

16	High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Textron Financial Corp.
6.000% due 02/15/67 (λ)	350	301
Uncle Acquisition 2010 Corp.
8.625% due 02/15/19 (λ)	550	578
United Air Lines, Inc.
9.875% due 08/01/13 (λ)	160	171
United Rentals NA, Inc.
8.375% due 09/15/20	140	146
United Surgical Partners International, Inc.
9.250% due 05/01/17	300	318
Valeant Pharmaceuticals International
6.750% due 08/15/21 (λ)	750	726
Venoco, Inc.
8.875% due 02/15/19 (λ)	625	633
Verso Paper Holdings LLC / Verso Paper, Inc.
8.750% due 02/01/19 (λ)	500	500
Series B
11.375% due 08/01/16	350	362
Vertellus Specialties, Inc.
9.375% due 10/01/15 (λ)	250	261
Weyerhaeuser Co.
7.375% due 10/01/19	375	436
Windstream Corp.
7.500% due 04/01/23	750	773
Wyle Services Corp.
10.500% due 04/01/18 (λ)	200	214

		102,269

International Debt - 17.2%
Aguila 3 SA
7.875% due 01/31/18 (λ)	240	245
APERAM
7.750% due 04/01/18 (λ)	540	558
ARD Finance SA
11.125% due 06/01/18 (λ)	775	798
Ardagh Packaging Finance PLC
9.125% due 10/15/20 (λ)	600	660
Connacher Oil and Gas, Ltd.
10.250% due 12/15/15 (λ)	850	928
8.500% due 08/01/19 (λ)	775	765
Consolidated Minerals, Ltd.
8.875% due 05/01/16 (λ)	750	756
Dematic SA
8.750% due 05/01/16 (λ)	760	771
FMG Resources August 2006 Pty, Ltd.
7.000% due 11/01/15 (λ)	340	353
6.375% due 02/01/16 (λ)	500	506
Global Crossing, Ltd.
12.000% due 09/15/15	425	496
Harvest Operations Corp.
6.875% due 10/01/17 (λ)	600	633
Ineos Group Holdings PLC
8.500% due 02/15/16 (λ)	925	952
ING Groep NV
5.775% due 12/29/49 (ƒ)	550	511
Intelsat Jackson Holdings SA
Series WI
11.250% due 06/15/16	550	583
Intelsat Luxembourg SA
11.500% due 02/04/17	513	556
International Automotive Components Group SL
9.125% due 06/01/18 (λ)	775	791
Jaguar Land Rover PLC
8.125% due 05/15/21 (λ)	385	393
Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co. KG
Series 144a
7.500% due 03/15/19 (λ)	550	573
MEG Energy Corp.
6.500% due 03/15/21 (λ)	550	554
Midwest Vanadium Pty, Ltd.
11.500% due 02/15/18 (λ)	350	359
Mirabela Nickel, Ltd.
8.750% due 04/15/18 (λ)	750	756
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US Inc
8.125% due 02/15/19 (λ)	800	800
Novelis, Inc.
8.375% due 12/15/17	500	545
Offshore Group Investments, Ltd.
11.500% due 08/01/15 (λ)	100	110
Series WI
11.500% due 08/01/15	600	661
OGX Petroleo e Gas Participacoes SA
8.500% due 06/01/18 (λ)	775	793
Royal Bank of Scotland Group PLC
7.648% due 09/30/49 (ƒ)	325	308
Sappi Papier Holding GmbH
6.625% due 04/15/21 (λ)	1,100	1,114
Seagate HDD Cayman
7.000% due 11/01/21 (λ)	620	629
Seven Seas Cruises S de RL LLC
9.125% due 05/15/19 (λ)	775	796
Taseko Mines, Ltd.
7.750% due 04/15/19	575	584
Thompson Creek Metals Co., Inc.
7.375% due 06/01/18 (λ)	775	784

High Yield Bond Fund	17

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Trinidad Drilling, Ltd.
7.875% due 01/15/19 (λ)	500	527
UPC Holding BV
9.875% due 04/15/18 (λ)	350	392
Vedanta Resources PLC
8.250% due 06/07/21 (λ)	775	779
Wind Acquisition Finance SA
Series 144a
11.750% due 07/15/17 (λ)	300	349
XL Group PLC
Series E
6.500% due 03/29/49 (ƒ)	400	377

		23,045

Total Long-Term Investments (cost $120,672)		125,314

Preferred Stocks - 1.7%

Consumer Discretionary - 1.3%
Ally Financial, Inc. (ƒ)	29,000	764
GMAC Capital Trust I (Æ)	36,000	946

		1,710

Financials - 0.4%
Citigroup Capital XIII	18,145	506

Total Preferred Stocks (cost $2,090)		2,216

Short-Term Investments - 4.9%
SSgA Prime Money Market Fund	6,556,143	6,556

Total Short-Term Investments (cost $6,556)		6,556

Total Investments - 100.3% (identified cost $129,318)		134,086

Other Assets and Liabilities, Net - (0.3%)		(394)

Net Assets - 100.0%		133,692

Presentation of Portfolio Holdings — May 31, 2011 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$102,269	$—	$102,269
International Debt	—	23,045	—	23,045
Preferred Stocks	2,216	—	—	2,216
Short-Term Investments	6,556	—	—	6,556

Total Investments	$8,772	$125,314	$—	$134,086

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

18	High Yield Bond Fund

SSgA
Fixed Income Funds

Notes to Schedules of Investments — May 31, 2011 (Unaudited)

Footnotes

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security.
(mu)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(ß)	Illiquid security.
(Ñ)	All or a portion of the shares of this security are on loan.
(λ)	Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
±	Less than $500.

Abbreviations
ADR - American Depositary Receipt
ADS - American Depositary Share
CDO - Collateralized Debt Obligation
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
TRAINS - Targeted Return Index

Notes to Schedules of Investments	19

SSgA
Fixed Income Funds

Notes to Quarterly Report — May 31, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of May 31, 2011. This Quarterly Report reports on three funds: the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003, the Bond Market Fund began offering Class R shares. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities, Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit

20	Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company (the “Administrator”), determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Quarterly Report	21

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale.) The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedules of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended May 31, 2011 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

As of May 31, 2011, the Funds’ aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market	Intermediate	High Yield Bond
	Fund	Fund	Fund
Cost of Investments for Tax Purposes	$45,191,320	$39,489,263	$129,498,009

Gross Tax Unrealized Appreciation	2,076,726	1,141,594	4,817,543
Gross Tax Unrealized Depreciation	(29,597)	(9,141)	(229,994)

Net Unrealized Appreciation (Depreciation)	$2,047,129	$1,132,453	$4,587,549

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a “forward commitment” or “delayed settlement” transaction, e.g., to be announced (“TBA”)) consistent with a

22	Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

Fund’s ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA’s) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be purchased or sold by the fund increases or decreases below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

High Yield Securities

The Funds may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Mortgage-Backed Securities

The Funds invest a portion of their assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Fund.

Credit Default Swaps

The High Yield Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the fixed income funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Notes to Quarterly Report	23

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase (decrease) in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by a Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty, interest rate risk or credit risk.

The fair values of the Funds Derivative Instruments, categorized by risk exposure for the period ended May 31, 2011 were as follows:

(Amounts in thousands)
	Bond Market Fund	Intermediate Fund
	Interest Rate	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location
Statement of Assets and Liabilities — Assets
Unrealized appreciation on futures contracts	$14	$5

Location
Statement of Assets and Liabilities — Liabilities
Unrealized depreciation on futures contracts	$33	$20

The High Yield Bond Fund had no derivative instruments as of May 31, 2011.

Derivative balances at May 31, 2011 are representative of derivative use throughout the period.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

24	Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a fund is included in the fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the fund has written either expires on its stipulated expiration date or the fund enters into a closing purchase transaction, the fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the fund has written is exercised, the fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2011, $10,552,816 of the Central Fund’s net assets represents investments by these Funds, and $4,558,852 represents the investments of other Investment Company Funds not presented herein.

4.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of May 31, 2011, there were no restricted securities held by a fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

Notes to Quarterly Report	25

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

26	Notes to Quarterly Report

SSgA
Fixed Income Funds

Shareholder Requests for Additional Information — May 31, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	27

INTERNATIONAL EQUITY FUNDS
Emerging Markets Fund
International Stock Selection Fund

Quarterly Report
May 31, 2011

SSgA Funds
International Equity Funds
Quarterly Report
May 31, 2011 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

 This page has been intentionally left blank.

SSgA
Emerging Markets Fund
Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 92.0%

Bermuda - 1.0%
COSCO Pacific, Ltd.	5,936,000	11,769
Credicorp, Ltd.	137,043	13,892
Sihuan Pharmaceutical Holdings Group, Ltd. (Æ)	753,400	464

		26,125

Brazil - 11.0%
Banco Bradesco SA - ADR (Ñ)	1,096,687	21,846
Banco do Brasil SA	1,008,680	17,933
BR Malls Participacoes SA	505,522	5,851
BRF - Brasil Foods SA (Æ)	389,400	7,227
Cia de Bebidas das Americas - ADR (Ñ)	734,090	23,153
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	181,169	11,149
Cia Paranaense de Energia - ADR (Æ)	138,875	3,687
Embraer SA (Æ)	1,044,900	8,285
Itausa - Investimentos Itau SA (Æ)	13,648	102
MRV Engenharia e Participacoes SA	550,647	5,078
Natura Cosmeticos SA	360,300	9,660
PDG Realty SA Empreendimentos e Participacoes	2,046,882	12,844
Petroleo Brasileiro SA - ADR (Æ)	2,064,372	67,430
Tractebel Energia SA	392,700	6,658
Vale SA Class B - ADR	2,295,015	74,037

		274,940

Cayman Islands - 3.7%
Agile Property Holdings, Ltd. (Ñ)	4,756,000	8,182
Anta Sports Products, Ltd. (Ñ)	2,721,000	5,108
Chaoda Modern Agriculture Holdings, Ltd.	5,280,000	2,600
China Shanshui Cement Group, Ltd.	4,516,000	4,878
China Shineway Pharmaceutical Group, Ltd. (Ñ)	826,000	1,952
ENN Energy Holdings, Ltd.	1,532,000	5,328
Evergrande Real Estate Group, Ltd. (Ñ)	14,532,596	10,240
GCL-Poly Energy Holdings, Ltd. (Ñ)	9,789,000	5,249
Golden Eagle Retail Group, Ltd. (Ñ)	1,215,500	3,165
Intime Department Store Group Co., Ltd.	995,000	1,765
Kingboard Chemical Holdings, Ltd.	660,500	3,325
New Oriental Education & Technology Group - ADR (Æ)	57,878	6,703
Shimao Property Holdings, Ltd. (Ñ)	2,570,500	3,424
Soho China, Ltd. (Ñ)	7,800,000	6,720
Tencent Holdings, Ltd. (Ñ)	842,200	24,235

		92,874

China - 9.1%
Agricultural Bank of China, Ltd. Class H (Æ)(Ñ)	7,836,000	4,786
Bank of China, Ltd. Class H	49,402,100	27,377
BBMG Corp. Class H (Ñ)	3,087,600	4,629
China BlueChemical, Ltd.	1,360,000	1,084
China Construction Bank Corp. Class H	37,638,169	35,522
China Datang Corp. Renewable Power Co., Ltd. Class H (Æ)	14,397,000	4,276
China Life Insurance Co., Ltd. Class H	1,725,000	6,077
China Molybdenum Co., Ltd. Class H (Ñ)	1,749,000	1,531
China Petroleum & Chemical Corp. Class H	18,605,000	18,659
China Telecom Corp., Ltd. Class H	9,656,000	5,786
Dongfeng Motor Group Co., Ltd. Class H (Ñ)	4,460,000	7,879
Guangzhou R&F Properties Co., Ltd. (Ñ)	5,062,400	7,043
Industrial & Commercial Bank of China Class H	39,803,000	33,368
Inner Mongolia Yitai Coal Co. Class B	619,400	4,219
Jiangxi Copper Co., Ltd. Class H	2,167,000	7,342
PetroChina Co., Ltd. Class H	11,102,000	16,102
PICC Property & Casualty Co., Ltd. Class H (Æ)	5,612,000	8,096
Ping An Insurance Group Co. Class H (Ñ)	326,500	3,508
Shanghai Electric Group Co., Ltd. Class H (Ñ)	6,652,000	3,481
Weichai Power Co., Ltd. Class H	1,126,000	6,385
Yanzhou Coal Mining Co., Ltd. Class H	3,852,000	16,097
Zhaojin Mining Industry Co., Ltd.	1,320,800	3,033
Zhejiang Expressway Co., Ltd. Class H	3,592,000	2,827

		229,107

Colombia - 0.0%
Ecopetrol SA	338,596	759

Cyprus - 0.3%
Globaltrans Investment PLC - GDR	398,405	7,729

Emerging Markets Fund	3

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Czech Republic - 1.7%
CEZ AS	517,082	28,502
Komercni Banka AS	47,323	11,285
Telefonica Czech Republic AS	158,542	3,827

		43,614

Egypt - 0.8%
Commercial International Bank Egypt SAE	699,236	3,732
Egyptian Co. for Mobile Services	78,504	1,941
Egyptian Financial Group-Hermes Holding	408,361	1,566
ElSwedy Electric Co. (Æ)	55,829	359
National Societe Generale Bank SAE	21,784	137
Orascom Construction Industries	108,260	4,877
Orascom Construction Industries - GDR	38,661	1,725
Orascom Hotels & Development	1	— ±
Orascom Telecom Holding SAE (Æ)	598,271	437
Orascom Telecom Holding SAE - GDR (Æ)	565,357	1,953
Talaat Moustafa Group (Æ)	960,799	757
Telecom Egypt - ADR	757,426	1,981

		19,465

Hong Kong - 2.9%
China Mobile, Ltd.	3,739,200	34,159
CNOOC, Ltd.	11,835,500	29,827
Lenovo Group, Ltd.	5,792,000	3,411
Shanghai Industrial Holdings, Ltd.	1,224,000	4,462

		71,859

India - 0.3%
ACC, Ltd.	2,162	49
Axis Bank, Ltd.	1,669	48
Bajaj Auto, Ltd.	12,299	367
Dr Reddy’s Laboratories, Ltd.	2,737	98
GAIL India, Ltd.	17,344	171
HDFC Bank, Ltd.	11,356	605
Hindalco Industries, Ltd.	67,674	297
Hindustan Unilever, Ltd.	40,424	273
Housing Development Finance Corp.	50,607	769
ICICI Bank, Ltd.	24,965	602
Infosys Technologies, Ltd.	11,707	724
ITC, Ltd.	190,371	817
Mahindra & Mahindra, Ltd.	9,775	146
Oil & Natural Gas Corp., Ltd.	22,431	140
Reliance Industries, Ltd.	33,901	716
Siemens India, Ltd.	3,872	75
State Bank of India	2,267	116
Sun Pharmaceutical Industries, Ltd.	15,221	161
Tata Consultancy Services, Ltd.	29,817	766
Tata Motors, Ltd.	20,183	491

		7,431

Indonesia - 2.0%
Astra International Tbk PT	1,314,620	9,049
Bank Central Asia Tbk PT	3,818,000	3,176
Bank Mandiri Tbk PT	1,336,915	1,128
Bank Negara Indonesia Persero Tbk PT	10,653,500	4,836
Bank Rakyat Indonesia Persero Tbk PT	9,463,000	7,040
Bumi Resources Tbk PT	18,128,500	7,009
Charoen Pokphand Indonesia Tbk PT	14,144,000	3,198
Indofood Sukses Makmur Tbk PT	7,139,500	4,517
Perusahaan Gas Negara PT	6,791,500	3,222
Semen Gresik Persero Tbk PT	3,671,000	4,172
Telekomunikasi Indonesia Tbk PT	4,212,000	3,800

		51,147

Mexico - 4.1%
Alfa SAB de CV Class A	679,200	9,813
America Movil SAB de CV - ADR	699,577	36,868
Compartamos SAB de CV	1,455,200	2,747
Fomento Economico Mexicano SAB de CV - ADR	226,500	14,027
Grupo Aeroportuario del Pacifico SAB de CV Class B	357,900	1,464
Grupo Financiero Banorte SAB de CV Class O	204,370	954
Grupo Mexico SAB de CV	3,820,479	13,714
Grupo Modelo SAB de CV	125,800	801
Grupo Televisa SA - ADR (Æ)	262,314	6,172
Industrias Penoles SAB de CV	59,280	2,311
Kimberly-Clark de Mexico SAB de CV Class A	559,700	3,290
Mexichem SAB de CV	1,084,600	4,239
Wal-Mart de Mexico SAB de CV (Ñ)	2,423,000	7,379

		103,779

Nigeria - 0.1%
Guaranty Trust Bank PLC - GDR (λ)	183,685	1,197

Peru - 0.7%
Cia de Minas Buenaventura SA - ADR	384,733	16,974

Philippines - 1.2%
Aboitiz Power Corp.	3,045,300	2,122
Ayala Land, Inc.	4,246,800	1,492
Bank of the Philippine Islands	3,208,578	4,128

4	Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Energy Development Corp.	25,029,200	3,928
First Philippine Holdings Corp.	1,589,640	2,306
Metro Pacific Investments Corp.	24,087,000	1,888
Metropolitan Bank & Trust - ADR	1,959,728	3,126
Philippine Long Distance Telephone Co. - ADR	58,131	3,155
SM Investments Corp.	443,272	5,554
SM Prime Holdings, Inc.	9,139,000	2,527

		30,226

Poland - 2.7%
Bank Pekao SA	85,064	5,261
Getin Holding SA (Æ)	350,552	1,771
Grupa Lotos SA (Æ)	94,623	1,611
KGHM Polska Miedz SA	245,647	17,191
PGE SA	742,286	6,666
Polski Koncern Naftowy Orlen	553,726	10,899
Powszechna Kasa Oszczednosci Bank Polski SA	769,318	12,327
Powszechny Zaklad Ubezpieczen SA	64,369	9,126
Telekomunikacja Polska SA	464,588	3,058

		67,910

Russia - 11.2%
Federal Hydrogenerating Co. JSC	37,422,254	1,813
Federal Hydrogenerating Co. JSC (Æ)	244,481	12
Gazprom OAO - ADR (Æ)	5,519,468	81,081
Gazprom OAO - ADR	780,882	11,518
IDGC Holding JSC (Æ)	23,129,060	2,993
Lukoil OAO - ADR (Æ)	325,617	20,937
Lukoil OAO	218,694	14,224
Mechel - ADR	103,848	2,752
MMC Norilsk Nickel OJSC - ADR	858,351	21,519
NovaTek OAO - GDR	153,478	20,904
Novolipetsk Steel OJSC - GDR	134,821	4,921
Polymetal JSC (Æ)	178,826	3,457
Rosneft Oil Co. Class T	1,345,045	11,646
RusHydro (Æ)	4,407	22
Sberbank of Russia	10,176,892	35,510
Severstal OAO	649,721	11,789
Sistema JSFC - GDR	408,209	11,075
Tatneft - ADR	169,554	6,772
VTB Bank OJSC	6,300,594,917	19,513

		282,458

South Africa - 6.3%
ABSA Group, Ltd.	146,849	2,960
African Bank Investments, Ltd.	888,538	4,645
AngloGold Ashanti, Ltd.	80,243	3,700
ArcelorMittal South Africa, Ltd. Class H	165,128	1,983
Aspen Pharmacare Holdings, Ltd. (Æ)	131,634	1,686
Bidvest Group, Ltd.	98,362	2,234
Exxaro Resources, Ltd.	364,508	8,644
FirstRand, Ltd.	2,101,078	6,324
Gold Fields, Ltd. - ADR	350,325	5,813
Growthpoint Properties, Ltd.	1,381,099	3,671
Impala Platinum Holdings, Ltd. (Ñ)	353,235	9,803
Imperial Holdings, Ltd.	238,900	4,086
Kumba Iron Ore, Ltd. (Ñ)	103,797	7,070
Life Healthcare Group Holdings, Ltd.	701,087	1,729
MMI Holdings, Ltd.	237,942	616
MTN Group, Ltd.	955,461	20,308
Murray & Roberts Holdings, Ltd. (Ñ)	664,718	2,744
Naspers, Ltd. Class N	92,471	5,482
Nedbank Group, Ltd.	113,368	2,487
Remgro, Ltd.	209,099	3,463
RMB Holdings, Ltd.	862,488	3,571
Royal Bafokeng Platinum, Ltd. (Æ)	162,052	1,666
Sanlam, Ltd.	971,995	3,970
Sappi, Ltd. - ADR	369,156	1,975
Sasol, Ltd. - ADR	405,273	21,563
Shoprite Holdings, Ltd. - ADR	275,966	4,036
Spar Group, Ltd. (The) - ADR	76,942	1,047
Standard Bank Group, Ltd.	302,792	4,557
Steinhoff International Holdings, Ltd. (Æ)	1,487,320	5,294
Truworths International, Ltd.	241,843	2,571
Vodacom Group, Ltd. - ADR (Ñ)	480,378	5,890
Woolworths Holdings, Ltd.	816,650	3,566

		159,154

South Korea - 17.8%
Daegu Bank, Ltd.	179,290	2,575
Daelim Industrial Co., Ltd.	87,121	8,558
Dongbu Insurance Co., Ltd.	179,290	8,523
Dongkuk Steel Mill Co., Ltd.	111,660	4,097
GS Holdings	200,163	17,250
Hana Financial Group, Inc.	410,895	14,735
Hanwha Corp.	149,770	6,523
Honam Petrochemical Corp.	25,258	9,269
Hyundai Department Store Co., Ltd.	38,532	6,552
Hyundai Glovis Co., Ltd.	18,520	2,669
Hyundai Heavy Industries Co., Ltd.	46,053	21,551
Hyundai Mobis	91,031	31,928
Hyundai Motor Co.	147,875	34,600
Hyundai Steel Co.	51,422	5,670
Industrial Bank of Korea	892,640	15,716
Kangwon Land, Inc.	15,470	374

Emerging Markets Fund	5

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
KCC Corp.	11,170	3,297
Korea Exchange Bank	590,140	5,091
Korea Zinc Co., Ltd.	9,741	3,683
KT Corp.	305,180	10,647
KT&G Corp.	261,674	15,349
LG Chem, Ltd.	50,402	24,987
LG Corp. Class H	193,695	16,154
LG Household & Health Care, Ltd.	15,917	6,512
OCI Co., Ltd.	8,431	3,852
POSCO	47,571	19,286
Samsung Electronics Co., Ltd.	107,049	89,476
Samsung Fire & Marine Insurance Co., Ltd.	49,422	9,457
Shinhan Financial Group Co., Ltd.	507,678	22,840
SK Holdings Co., Ltd.	83,977	15,836
SK Telecom Co., Ltd.	67,267	9,973

		447,030

Taiwan - 8.4%
Acer, Inc.	2,753,112	5,390
Advanced Semiconductor Engineering, Inc.	5,541,914	6,846
Asia Cement Corp.	1,695,888	2,340
Asustek Computer, Inc. (Æ)	707,183	7,403
AU Optronics Corp.	5,420,587	4,455
Catcher Technology Co., Ltd.	632,000	4,124
Cathay Financial Holding Co., Ltd.	1,284,532	2,091
China Steel Corp. Class H	4,307,015	5,155
Chinatrust Financial Holding Co., Ltd.	7,252,404	6,453
Chunghwa Telecom Co., Ltd.	1,069,082	3,492
Coretronic Corp.	2,095,000	3,385
Delta Electronics, Inc.	736,000	2,928
Far Eastern New Century Corp.	4,413,712	6,985
Farglory Land Development Co., Ltd.	986,000	2,374
Formosa Chemicals & Fibre Corp.	538,000	2,056
Formosa Plastics Corp.	4,644,420	17,828
Fubon Financial Holding Co., Ltd.	5,785,684	8,449
Highwealth Construction Corp.	1,295,000	2,960
Hon Hai Precision Industry Co., Ltd.	3,694,978	12,958
HTC Corp.	458,055	19,501
MediaTek, Inc.	589,078	6,578
Mega Financial Holding Co., Ltd.	4,810,000	4,112
Pegatron Corp. (Æ)	641,073	690
Pou Chen Corp. Class B	4,833,630	4,554
Powertech Technology, Inc.	1,453,242	5,426
Quanta Computer, Inc.	2,665,000	6,054
Silitech Technology Corp.	570,207	1,435
Taiwan Cooperative Bank	5,758,600	4,823
Taiwan Fertilizer Co., Ltd. Class H	658,000	2,156
Taiwan Mobile Co., Ltd.	1,737,092	4,692
Taiwan Semiconductor Manufacturing Co., Ltd.	11,003,782	29,451
Tripod Technology Corp.	697,595	3,286
U-Ming Marine Transport Corp.	773,000	1,656
Unimicron Technology Corp.	1,852,000	3,425
Uni-President Enterprises Corp.	974,131	1,402
United Microelectronics Corp.	3,235,000	1,671
Wafer Works Corp. (Æ)	1	— ±
Yuanta Financial Holding Co., Ltd.	4,357,220	3,003

		211,587

Thailand - 3.6%
Advanced Info Service PCL	2,668,667	8,543
Bangkok Bank PCL	2,048,200	10,951
Charoen Pokphand Foods PCL	7,094,700	7,025
CP ALL PCL	3,851,828	5,657
Kasikornbank PCL	1,918,900	7,885
Krung Thai Bank PCL	16,011,900	10,093
PTT Aromatics & Refining PCL	1,447,776	1,828
PTT Chemical PCL	708,000	3,528
PTT Exploration & Production PCL	1,279,975	7,498
PTT PCL	1,929,633	22,544
Siam Commercial Bank PCL	1,335,900	5,070

		90,622

Turkey - 2.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	182,267	2,530
Arcelik AS	718,401	3,736
BIM Birlesik Magazalar AS	39,967	1,265
Eregli Demir ve Celik Fabrikalari TAS	199,128	504
Haci Omer Sabanci Holding AS	951,771	4,198
KOC Holding AS	1,528,041	6,932
Tupras Turkiye Petrol Rafinerileri AS	257,038	6,748
Turk Telekomunikasyon AS	1,314,546	5,947
Turkiye Garanti Bankasi AS	3,201,167	14,281
Turkiye Halk Bankasi AS	71,435	522
Turkiye Is Bankasi Class C	2,744,102	8,580
Turkiye Vakiflar Bankasi Tao Class D	1,261,267	2,924
Yapi ve Kredi Bankasi AS (Æ)	319,710	809

		58,976

United Kingdom - 0.1%
New World Resources PLC Class A	134,664	2,161

United States - 0.6%
Southern Copper Corp.	429,515	14,844

Total Common Stocks (cost $1,404,948)		2,311,968

6	Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Preferred Stocks - 4.3%

Brazil - 3.5%
Banco do Estado do Rio Grande do Sul	734,579	8,096
Braskem SA	806,400	12,624
Investimentos Itau SA	1,449,108	10,847
Itau Unibanco Holding SA	906,137	20,584
Suzano Papel e Celulose SA	580,375	5,371
Tim Participacoes SA	1,454,600	6,998
Ultrapar Participacoes SA	733,600	12,847
Vivo Participacoes SA	212,200	9,388

		86,755

South Korea - 0.8%
Hyundai Motor Co.	87,303	6,464
Samsung Electronics Co., Ltd.	26,382	14,619

		21,083

Total Preferred Stocks (cost $51,089)		107,838

Long-Term Investments 0.0%

India - 0.0%
Dr Reddy’s Laboratories, Ltd. 9.250% due 03/24/14	INR 651	14

Total Long-Term Investments (cost $0)		14

Warrants & Rights - 0.0%

Brazil - 0.0%
Suzano Papel e Celulose SA
2011 Rights	2,050	—	±

Total Warrants & Rights (cost $0)		—	±

Certificates of Participation - 3.6%

Netherlands Antilles - 1.6%
MSCI Daily Trust Net Emerging Markets India USD
2012 Warrants	82,018	41,594

United States - 2.0%
MSCI Daily Trust Net Emerging Markets India USD
2011 Warrants	90,876	47,259
Tata Motors, Ltd. (λ)
2012 Warrants	48,040	1,172

		48,431

Total Certificates of Participation (cost $93,064)		90,025

Short-Term Investments - 0.0%

United States - 0.0%
SSgA Prime Money Market Fund	100	—	±

Total Short-Term Investments (cost $0)		—	±

Other Securities - 3.8%
State Street Navigator Securities Prime Lending Portfolio (X)	94,559,300	94,559

Total Other Securities (cost $94,559)		94,559

Total Investments - 103.7% (identified cost $1,643,660)		2,604,404

Other Assets and Liabilities, Net - (3.7%)		(91,841)

Net Assets - 100.0%		2,512,563

Foreign Currency Exchange Contracts

							Unrealized Appreciation
	Amount		Amount		Settlement		(Depreciation)
Counterparty	Sold		Bought		Date		$
State Street Bank & Trust Co.	EGP	985	USD	165	06	/02/11	(1)
UBS AG	TRY	196	USD	123	06	/01/11	—
UBS AG	ZAR	11,761	USD	1,720	06	/01/11	(7)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(8)

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	7

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands

Sector Exposure
	% of		Market
	Net		Value
	Assets		$
Consumer Discretionary	6.4		162,398
Consumer Staples	4.6		115,276
Energy	15.5		389,244
Financials	25.5		637,996
Health Care	0.2		6,091
Industrials	3.7		92,925
Information Technology	9.4		236,566
Materials	16.2		407,300
Telecommunication Services	7.3		183,702
Utilities	3.2		80,469
Preferred Stocks	4.3		107,839
Long-Term Investments	—	*	14
Warrants & Rights	—	*	— ±
Certificates of Participation	3.6		90,025
Short-Term Investments	—	*	— ±
Other Securities	3.8		94,559

Total Investments	103.7		2,604,404
Other Assets and Liabilities, Net	(3.7)		(91,841)

	100.0		2,512,563

See accompanying notes which are an integral part of the financial statements.

8	Emerging Markets Fund

SSgA
Emerging Markets Fund

Presentation of Portfolio Holdings — May 31, 2011 (Unaudited)

Amounts in thousands
	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$26,125	$—	$—	$26,125
Brazil	274,838	—	102	274,940
Cayman Islands	92,874	—	—	92,874
China	229,107	—	—	229,107
Colombia	759	—	—	759
Cyprus	7,729	—	—	7,729
Czech Republic	43,614	—	—	43,614
Egypt	19,465	—	—	19,465
Hong Kong	71,859	—	—	71,859
India	7,431	—	—	7,431
Indonesia	51,147	—	—	51,147
Mexico	103,779	—	—	103,779
Nigeria	1,197	—	—	1,197
Peru	16,974	—	—	16,974
Philippines	30,226	—	—	30,226
Poland	67,910	—	—	67,910
Russia	282,458	—	—	282,458
South Africa	159,154	—	—	159,154
South Korea	444,455	—	2,575	447,030
Taiwan	211,587	—	—	211,587
Thailand	90,622	—	—	90,622
Turkey	58,976	—	—	58,976
United Kingdom	2,161	—	—	2,161
United States	14,844	—	—	14,844
Preferred Stocks	107,838	—	—	107,838
Long-Term Investments	—	—	14	14
Warrants & Rights	—	—	—	—
Certificates of Participation	90,025	—	—	90,025
Short-Term Investments	—	—	—	—
Other Securities	—	94,559	—	94,559

Total Investments	$2,507,154	$94,559	$2,691	$2,604,404

Other Financial Instruments
Foreign Currency Exchange Contracts	—	—	—	(8)

Total Other Financial Instruments*	$—	$—	$—	$(8)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	9

This page has been intentionally left blank.

SSgA
International Stock Selection Fund
Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 97.0%

Australia - 9.8%
Australia & New Zealand Banking Group, Ltd. - ADR	566,581	13,388
Caltex Australia, Ltd.	672,998	10,146
Goodman Group (Ñ)(ö)	6,489,301	5,093
GPT Group (ö)	544,860	1,815
Incitec Pivot, Ltd.	2,076,334	8,513
OZ Minerals, Ltd. (Æ)	280,897	4,238
Rio Tinto, Ltd. - ADR	268,345	23,352
Stockland (ö)	1,638,840	6,177
TABCORP Holdings, Ltd.	815,183	6,798
Transurban Group - ADR (Æ)	462,933	2,699
Westfield Group (ö)	172,681	1,676
Westfield Retail Trust (Ñ)(ö)	556,202	1,580
Westpac Banking Corp.	240,346	5,679

		91,154

Belgium - 1.1%
Delhaize Group SA	117,796	9,742

Cayman Islands - 0.8%
Sands China, Ltd. (Æ)	2,709,200	7,019

Denmark - 3.4%
Carlsberg A/S Class B	98,121	11,346
Novo Nordisk A/S Class B	161,494	20,249

		31,595

Finland - 2.0%
Sampo OYJ Class A	142,310	4,659
UPM-Kymmene OYJ	575,401	10,848
Wartsila OYJ Class B	78,587	2,851

		18,358

France - 10.8%
AXA SA	389,931	8,328
BNP Paribas	149,567	11,670
Bouygues SA - ADR	143,336	6,621
Cie de St.-Gobain	92,013	6,081
Credit Agricole SA	697,309	10,657
Havas SA	444,170	2,276
L’Oreal SA	73,573	9,257
Peugeot SA	146,018	6,180
PPR (Æ)	34,329	5,975
Renault SA	92,280	5,235
SCOR SE - ADR (Ñ)	153,237	4,254
Total SA	89,901	5,179
Veolia Environnement SA	189,452	5,727
Vinci SA (Ñ)	122,890	7,929
Vivendi SA - ADR	162,193	4,527

		99,896

Germany - 8.9%
Allianz SE	113,063	15,649
BASF SE	69,079	6,388
Bayer AG	166,423	13,640
Deutsche Lufthansa AG	63,493	1,383
Deutsche Telekom AG	295,442	4,392
Fresenius SE & Co. KGaA	67,530	7,091
Siemens AG	169,375	22,669
Stada Arzneimittel AG	268,758	11,375

		82,587

Hong Kong - 0.5%
Cathay Pacific Airways, Ltd.	1,926,000	4,616

Italy - 3.7%
Enel SpA	2,232,437	15,338
ENI SpA - ADR	417,065	9,999
Finmeccanica SpA	175,073	2,181
Telecom Italia SpA	4,796,998	6,803

		34,321

Japan - 19.3%
Aisin Seiki Co., Ltd.	159,800	5,881
Asahi Glass Co., Ltd.	789,000	9,264
Daicel Chemical Industries, Ltd.	326,000	2,084
Daiichi Sankyo Co., Ltd.	409,900	7,925
Dainippon Screen Manufacturing Co., Ltd.	105,000	875
Daito Trust Construction Co., Ltd.	60,000	4,947
Daiwa House Industry Co., Ltd.	708,000	8,617
Hitachi, Ltd.	1,575,000	8,966
Kyocera Corp.	85,600	8,937
Marubeni Corp.	771,000	5,363
Mitsubishi Electric Corp.	889,000	9,980
Mitsubishi UFJ Financial Group, Inc.	1,386,600	6,379
Mizuho Financial Group, Inc.	8,369,500	13,143
Nippon Telegraph & Telephone Corp.	231,700	10,859
Nitto Denko Corp.	88,200	4,593
NTT DoCoMo, Inc.	3,368	6,272
ORIX Corp.	90,610	8,626
Osaka Gas Co., Ltd.	2,159,000	7,628
Sega Sammy Holdings, Inc.	275,800	5,326
Sekisui Chemical Co., Ltd.	296,000	2,350
Sumitomo Heavy Industries, Ltd.	908,000	6,260
Sumitomo Mitsui Financial Group, Inc.	450,800	12,997
Sumitomo Rubber Industries, Ltd.	234,600	2,700
Toshiba Corp.	1,733,000	9,142

International Stock Selection Fund	11

SSgA
International Stock Selection Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Toyota Motor Corp.	215,900	9,006
Yahoo! Japan Corp.	2,810	927

		179,047

Jersey - 0.5%
Wolseley PLC	134,358	4,549

Netherlands - 3.8%
ING Groep NV (Æ)	768,455	9,266
Koninklijke Ahold NV	469,273	6,691
Koninklijke DSM NV	160,591	10,755
Randstad Holding NV (Æ)	63,804	3,152
STMicroelectronics NV Class Y	477,672	5,337

		35,201

Norway - 3.3%
DnB NOR ASA	687,142	10,356
Marine Harvest ASA (Ñ)	11,704,484	11,564
Statoil ASA Class N	343,497	9,058

		30,978

Singapore - 0.7%
Fraser and Neave, Ltd.	553,000	2,753
Singapore Airlines, Ltd.	285,000	3,272

		6,025

Spain - 2.6%
Gas Natural SDG SA	549,927	10,446
Repsol YPF SA - ADR	413,809	14,102

		24,548

Sweden - 1.9%
Securitas AB Class B	252,170	2,738
Swedbank AB Class A	802,613	14,917

		17,655

Switzerland - 3.8%
Cie Financiere Richemont SA	31,867	2,077
Nestle SA	165,808	10,644
Swatch Group AG (The) Class B	14,528	7,227
Swisscom AG	17,240	7,932
Temenos Group AG (Æ)	48,940	1,721
UBS AG (Æ)	288,279	5,523

		35,124

United Kingdom - 20.1%
AstraZeneca PLC - ADR	244,750	12,793
Aviva PLC	1,099,047	7,899
BHP Billiton PLC	110,318	4,361
BP PLC	821,144	6,326
British American Tobacco PLC	278,597	12,475
BT Group PLC	5,264,765	17,390
HSBC Holdings PLC	1,903,149	19,874
International Power PLC - ADR (Ñ)	1,011,212	5,305
ITV PLC (Æ)	2,945,351	3,442
Kazakhmys PLC	219,426	4,743
Kingfisher PLC	1,650,598	7,795
Legal & General Group PLC	1,892,243	3,645
Logica PLC	1,991,290	4,520
Meggitt PLC	704,342	4,250
Pearson PLC	161,552	3,035
Rexam PLC	1,709,969	11,252
Royal Dutch Shell PLC Class A (Ñ)	654,289	23,446
Shire PLC - ADR	240,210	7,575
Tate & Lyle PLC	1,357,894	13,860
Xstrata PLC	523,192	12,269

		186,255

Total Common Stocks (cost $770,077)		898,670

Preferred Stocks - 1.4%

Germany - 1.4%
Volkswagen AG	70,431	12,507

Total Preferred Stocks (cost $7,909)		12,507

Warrants & Rights - 0.0%

Spain - 0.0%
Gas Natural SDG SA
2011 Rights	549,927	377

Total Warrants & Rights (cost $358)		377

Short-Term Investments - 0.1%

United States - 0.1%
SSgA Prime Money Market Fund	556,589	557

Total Short-Term Investments (cost $557)		557

12	International Stock Selection Fund

SSgA
International Stock Selection Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Other Securities - 8.1%
State Street Navigator Securities Prime Lending Portfolio (X)	75,345,119	75,345

Total Other Securities (cost $75,345)		75,345

Total Investments - 106.6% (identified cost $854,246)		987,456

Other Assets and Liabilities, Net - (6.6%)		(61,259)

Net Assets - 100.0%		926,197

Amounts in thousands (except contract amounts)
						Unrealized Appreciation
	Number of			Expiration		(Depreciation)
Futures Contracts	Contracts	Notional Amount		Date		$

Long Positions
ASX SPI 200 Index Futures (Australia)	4	AUD	471	06	/11	(24)
EURO STOXX 50 Index Futures (EMU)	58	EUR	1,657	06	/11	(43)
FTSE-100 Index Futures (UK)	9	GBP	537	06	/11	(5)
TOPIX Index Futures (Japan)	10	JPY	83,750	06	/11	1

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						(71)

Sector Exposure
	% of	Market
	Net	Value
	Assets	$
Consumer Discretionary	10.3	95,467
Consumer Staples	9.2	85,579
Energy	9.0	83,000
Financials	23.1	214,102
Health Care	7.2	67,008
Industrials	11.1	102,408
Information Technology	3.4	31,459
Materials	13.1	121,555
Telecommunication Services	5.8	53,648
Utilities	4.8	44,444
Preferred Stocks	1.4	12,507
Warrants & Rights	— *	377
Short-Term Investments	0.1	557
Other Securities	8.1	75,345

Total Investments	106.6	987,456

Other Assets and Liabilities, Net	(6.6)	(61,259)

	100.0	926,197

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund	13

SSgA
International Stock Selection Fund

Presentation of Portfolio Holdings — May 31, 2011 (Unaudited)

Amounts in thousands
	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$91,154	$—	$—	$91,154
Belgium	9,742	—	—	9,742
Cayman Islands	7,019	—	—	7,019
Denmark	31,595	—	—	31,595
Finland	18,358	—	—	18,358
France	99,896	—	—	99,896
Germany	82,587	—	—	82,587
Hong Kong	4,616	—	—	4,616
Italy	34,321	—	—	34,321
Japan	179,047	—	—	179,047
Jersey	4,549	—	—	4,549
Netherlands	35,201	—	—	35,201
Norway	30,978	—	—	30,978
Singapore	6,025	—	—	6,025
Spain	24,548	—	—	24,548
Sweden	17,655	—	—	17,655
Switzerland	35,124	—	—	35,124
United Kingdom	186,255	—	—	186,255
Preferred Stocks	12,507	—	—	12,507
Warrants & Rights	377	—	—	377
Short-Term Investments	557	—	—	557
Other Securities	—	75,345	—	75,345

Total Investments	$912,111	$75,345	$—	$987,456

Other Financial Instruments
Futures Contracts	(71)	—	—	(71)

Total Other Financial Instruments*	$(71)	$—	$—	$(71)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

14	International Stock Selection Fund

SSgA
International Equity Funds

Notes to Schedules of Investments — May 31, 2011 (Unaudited)

Footnotes

(Æ)	Non-income producing security.
(Ê)	Adjustable or floating rate security.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ñ)	All or a portion of the shares of this security are on loan.
(λ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(X)	Affiliate; The security is purchased with the cash collateral from the securities loaned.
(ß)	Illiquid security.
±	Less than $500.

Abbreviations
ADR - American Depositary Receipt
ADS - American Depositary Share
CME - Chicago Mercantile Exchange
CVO - Contingent Value Obligation
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi yuan
COP - Colombian peso
CRC - Costa Rica colon
CZK - Czech koruna
DKK - Danish krone
EGP - Egyptian pound
EUR - Euro
GBP - British pound sterling	HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
IEP - Irish pundt
ILS - Israeli shekel
INR - Indian rupee
ITL - Italian lira
JPY - Japanese yen
KES - Kenyan schilling
KRW - South Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
PEN - Peruvian nouveau sol	PHP - Philippine peso
PLN - Polish zloty
RUB - Russian ruble
SEK - Swedish krona
SGD - Singapore dollar
SKK - Slovakian koruna
THB - Thai baht
TRY - Turkish lira
USD - United States dollar
VEB - Venezuelan bolivar
VND - Vietnam dong
ZAR - South African rand

Notes to Schedules of Investments	15

SSgA
International Equity Funds

Notes to Quarterly Report — May 31, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of May 31, 2011. This Quarterly Report reports on two funds: the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Class R shares of International Stock Selection Fund, which became effective July 31, 2003, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

Select Class shares of the Emerging Markets Fund, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities, Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

16	Notes to Quarterly Report

SSgA
International Equity Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market

Notes to Quarterly Report	17

SSgA
International Equity Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company (the “Administrator”), determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale.) The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedules of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended May 31, 2011 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

18	Notes to Quarterly Report

SSgA
International Equity Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

Federal Income Taxes

As of May 31, 2011, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging	International Stock
	Markets Fund	Selection Fund
Cost of Investments for Tax Purposes	$1,670,752,477	$859,801,894

Gross Tax Unrealized Appreciation	970,521,161	140,548,519
Gross Tax Unrealized Depreciation	(36,869,325)	(12,893,913)

Net Unrealized Appreciation (Depreciation)	$933,651,836	$127,654,606

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Notes to Quarterly Report	19

SSgA
International Equity Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

The fair values of the Funds Derivative Instruments, categorized by risk exposure for the period ended May 31, 2011 were as follows:

(Amounts in thousands)
		International Stock
	Emerging Markets	Selection
	Foreign Currency	Equity
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location
Statement of Assets and Liabilities — Assets
Unrealized appreciation on futures contracts	$—	$1
Unrealized appreciation on foreign currency exchange contracts	— *	—

Total	$— *	$1

Location
Statement of Assets and Liabilities — Liabilities
Unrealized depreciation on futures contracts	$—	$72
Unrealized depreciation on foreign currency exchange contracts	8	—

Total	$8	$72

* Less than $500.

Derivative balances at May 31, 2011 are representative of derivative use throughout the period.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions. Open forward currency exchange contracts at May 31, 2011 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of May 31, 2011, the International Stock Selection Fund had a cash collateral balance of $641,162 held in connection with futures contracts purchased (sold).

Index Swaps

The Emerging Markets Fund is permitted to entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation (depreciation) on the

20	Notes to Quarterly Report

SSgA
International Equity Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit and counterparty risk in the event of non-performance by the swap counterparties. The Fund minimizes this risk by entering into agreements only with counterparties that SSgA Funds Management, Inc. (“the Advisor”) deems creditworthy. This risk is also mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of May 31, 2011, the Emerging Markets Fund had no cash collateral balances in connection with swap contracts purchased (sold).

Participations Notes

The Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Fund Concentration

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or

Notes to Quarterly Report	21

SSgA
International Equity Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company (“State Street,” the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2011, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash
	Collateral Value	Non-Cash Collateral Holding
Emerging Markets	$32,542,727	Pool of US Government and European Government Bonds
International Stock Selection	21,979,327	Pool of US Government and European Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2011, $556,689 of the Central Fund’s net assets represents investments by these Funds, and $14,554,979 represents the investments of other Investment Company Funds not presented herein.

5.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended May 31, 2011, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

22	Notes to Quarterly Report

SSgA
International Equity Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

6.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

Notes to Quarterly Report	23

SSgA
International Equity Funds

Shareholder Requests for Additional Information — May 31, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

24	Shareholder Requests for Additional Information

S&P 500 INDEX FUND

Quarterly Report
May 31, 2011

SSgA Funds
S&P 500 Index Fund
Quarterly Report
May 31, 2011 (Unaudited)

Table of Contents

Page

Notes to Quarterly Report	3
Shareholder Requests for Additional Information	6
State Street Equity 500 Index Portfolio	7

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

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SSgA
S&P 500 Index Fund

Notes to Quarterly Report — May 31, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of May 31, 2011. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the “Fund”). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the “Master Portfolio”). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio (approximately 64.28% at May 31, 2011). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities, Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Quarterly Report	3

SSgA
S&P 500 Index Fund

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale.) The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedules of Investments for each respective Fund.

The level associated with valuing the Fund’s investments for the period ended May 31, 2011, was level one for the Fund.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses.

4	Notes to Quarterly Report

SSgA
S&P 500 Index Fund

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statements of Assets and Liabilities.

Notes to Quarterly Report	5

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — May 31, 2011 (Unaudited)

The Fund has adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments are available in the Fund’s semiannual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

6	Shareholder Requests for Additional Information

SSgA
State Street Equity 500 Index Portfolio
Portfolio of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Par	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 98.2%

Consumer Discretionary - 10.8%
Abercrombie & Fitch Co. Class A	13,046	989
Amazon.Com, Inc. (a)	56,792	11,170
Apollo Group, Inc. Class A (a)	18,029	741
AutoNation, Inc. (a)	9,763	343
AutoZone, Inc. (a)	4,064	1,195
Bed Bath & Beyond, Inc. (a)	40,645	2,190
Best Buy Co., Inc.	51,719	1,643
Big Lots, Inc. (a)	12,727	425
Cablevision Systems Corp.	35,600	1,265
CarMax, Inc. (a)	33,800	1,003
Carnival Corp.	68,250	2,649
CBS Corp. Class B	107,203	2,996
Chipotle Mexican Grill, Inc. (a)	4,900	1,416
Coach, Inc.	46,728	2,975
Comcast Corp. Class A	443,248	11,188
D.R. Horton, Inc.	47,976	584
Darden Restaurants, Inc.	22,488	1,139
DeVry, Inc.	10,400	560
Direct TV. Class A (a)	125,377	6,301
Discovery Communications, Inc. Class A (a)	44,500	1,938
eBay, Inc. (a)	182,903	5,701
Expedia, Inc.	29,215	818
Family Dollar Stores, Inc.	18,858	1,051
Ford Motor Co. (a)	599,998	8,952
Fortune Brands, Inc.	23,445	1,518
GameStop Corp. Class A (a)	19,400	543
Gannett Co., Inc.	33,574	479
Gap, Inc.	67,398	1,308
Genuine Parts Co.	23,909	1,310
Goodyear Tire & Rubber Co. (a)	34,957	620
H&R Block, Inc.	44,415	720
Harley-Davidson, Inc.	35,901	1,334
Harman International Industries, Inc.	9,721	466
Hasbro, Inc.	20,425	934
Home Depot, Inc.	256,512	9,306
Host Hotels & Resorts, Inc.	104,421	1,836
International Game Technology	47,919	826
Interpublic Group of Cos., Inc.	71,894	858
JC Penney Co., Inc.	35,910	1,272
Johnson Controls, Inc.	107,186	4,245
Kohl’s Corp.	46,133	2,456
Lennar Corp. Class A	25,931	492
Limited Brands	40,467	1,617
Lowe’s Cos., Inc.	219,962	5,310
Macy’s, Inc.	65,323	1,887
Marriott International, Inc. Class A	45,050	1,703
Mattel, Inc.	53,676	1,417
McDonald’s Corp.	164,525	13,415
McGraw-Hill, Inc.	48,166	2,046
NetFlix, Inc. (a)	6,700	1,814
Newell Rubbermaid, Inc.	42,693	760
News Corp. Class A	364,209	6,680
NIKE, Inc. Class B	60,852	5,139
Nordstrom, Inc.	25,933	1,214
O’Reilly Automotive, Inc. (a)	22,900	1,377
Omnicom Group, Inc.	44,041	2,060
Polo Ralph Lauren Corp.	9,915	1,257
Priceline.com, Inc. (a)	7,790	4,013
Pulte Homes, Inc. (a)	54,705	462
Radioshack Corp.	12,703	200
Ross Stores, Inc.	18,100	1,484
Scripps Networks Interactive, Inc. Class A	13,135	662
Sears Holdings Corp. (a)	7,474	531
Snap-On, Inc.	9,212	556
Stanley Black & Decker, Inc.	26,007	1,921
Staples, Inc.	114,233	1,921
Starbucks Corp.	117,761	4,332
Starwood Hotels & Resorts Worldwide, Inc.	29,947	1,826
Target Corp.	113,016	5,598
Tiffany & Co.	19,180	1,451
Time Warner Cable, Inc.	53,971	4,168
Time Warner, Inc.	172,391	6,280
TJX Cos., Inc.	62,606	3,319
Urban Outfitters, Inc. (a)	18,300	557
V.F. Corp.	12,993	1,295
Viacom, Inc. Class B	96,122	4,846
Walt Disney Co.	301,845	12,566
Washington Post Co. Class B	660	271
Whirlpool Corp.	11,361	952
Wyndham Worldwide Corp.	25,599	891
Wynn Resorts, Ltd.	11,600	1,700
Yum! Brands, Inc.	74,392	4,115

		213,368

Consumer Staples - 10.5%
Altria Group, Inc.	333,799	9,366
Archer-Daniels-Midland Co.	101,324	3,284
Avon Products, Inc.	67,360	2,001
Brown-Forman Corp. Class B	15,455	1,120
Campbell Soup Co.	27,065	940
Clorox Co.	21,243	1,497
Coca-Cola Co.	361,711	24,166
Coca-Cola Enterprises, Inc.	50,901	1,471
Colgate-Palmolive Co.	78,101	6,836
ConAgra Foods, Inc.	62,475	1,589
Constellation Brands, Inc. Class A (a)	29,326	644
Costco Wholesale Corp.	68,889	5,682

State Street Equity 500 Index Portfolio	7

SSgA
State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Par	Market
	Amount ($)	Value
	or Shares	$
CVS Caremark Corp.	217,132	8,401
Dean Foods Co. (a)	23,558	327
Dr Pepper Snapple Group, Inc.	34,400	1,417
Estee Lauder Cos., Inc. Class A	17,552	1,799
General Mills, Inc.	101,664	4,043
H.J. Heinz Co.	50,569	2,777
Hormel Foods Corp.	23,600	692
Kellogg Co.	39,935	2,276
Kimberly-Clark Corp.	64,800	4,426
Kraft Foods, Inc. Class A	279,309	9,767
Kroger Co.	100,376	2,491
Lorillard, Inc.	23,461	2,705
McCormick & Co., Inc.	19,853	996
Molson Coors Brewing Co., Class B	23,862	1,113
PepsiCo, Inc.	250,154	17,791
Philip Morris International, Inc.	282,099	20,241
Procter & Gamble Co.	441,519	29,582
Reynolds American, Inc.	52,874	2,103
Safeway, Inc.	56,564	1,397
Sara Lee Corp.	89,234	1,745
SuperValu, Inc.	34,848	358
Sysco Corp.	92,509	2,980
The Hershey Company	25,282	1,409
The J.M. Smucker Co.	18,060	1,432
Tyson Foods, Inc., Class A	43,735	832
Wal-Mart Stores, Inc.	308,902	17,058
Walgreen Co.	147,718	6,445
Whole Foods Market, Inc.	22,533	1,378

		206,577

Energy - 12.4%
Anadarko Petroleum Corp.	79,026	6,284
Apache Corp.	61,025	7,604
Baker Hughes, Inc.	68,573	5,070
Cabot Oil & Gas Corp.	17,300	1,016
Cameron International Corp. (a)	38,100	1,816
Chesapeake Energy Corp.	103,482	3,243
Chevron Corp. (b)	316,446	33,198
ConocoPhillips	225,430	16,506
Consol Energy, Inc.	35,373	1,814
Denbury Resources, Inc. (a)	61,700	1,355
Devon Energy Corp.	67,251	5,654
Diamond Offshore Drilling, Inc.	10,100	744
El Paso Corp.	122,292	2,574
EOG Resources, Inc.	42,817	4,673
EQT Corp.	22,400	1,214
ExxonMobil Corp. (b)	781,747	65,252
FMC Technologies, Inc. (a)	37,400	1,669
Halliburton Co.	145,034	7,273
Helmerich & Payne, Inc.	16,000	1,003
Hess Corp.	47,601	3,762
Marathon Oil Corp.	112,977	6,120
Massey Energy Co.	15,400	1,016
Murphy Oil Corp.	29,941	2,063
Nabors Industries, Ltd. (a)	43,104	1,202
National Oilwell Varco, Inc.	66,757	4,845
Newfield Exploration Co. (a)	20,600	1,537
Noble Corp.	38,800	1,625
Noble Energy, Inc.	27,610	2,573
Occidental Petroleum Corp.	128,144	13,820
Peabody Energy Corp.	42,524	2,609
Pioneer Natural Resources Co.	18,000	1,653
QEP Resources, Inc.	26,468	1,151
Range Resources Corp.	24,500	1,370
Rowan Cos., Inc. (a)	19,620	778
Schlumberger, Ltd.	213,558	18,306
Southwestern Energy Co. (a)	54,500	2,386
Spectra Energy Corp.	102,398	2,825
Sunoco, Inc.	20,384	825
Tesoro Corp. (a)	20,065	490
Valero Energy Corp.	89,109	2,451
Williams Cos., Inc.	92,268	2,896

		244,265

Financials - 15.5%
ACE Ltd.	53,800	3,703
AFLAC, Inc.	74,990	3,584
Allstate Corp.	85,006	2,668
American Express Co.	167,364	8,636
American International Group, Inc. (a)	68,633	1,956
Ameriprise Financial, Inc.	39,107	2,395
AON Corp.	51,947	2,709
Apartment Investment & Management Co. Class A	16,252	434
Assurant, Inc.	14,131	523
AvalonBay Communities, Inc.	13,198	1,756
Bank of America Corp.	1,595,671	18,749
Bank of New York Mellon Corp.	197,985	5,565
BB&T Corp.	109,870	3,026
Berkshire Hathaway, Inc. Class B (a)	272,903	21,578
BlackRock, Inc.	15,400	3,166
Boston Properties, Inc.	21,967	2,380
Capital One Financial Corp.	72,463	3,938
CB Richard Ellis Group, Inc. Class A (a)	47,275	1,250
Charles Schwab Corp.	156,893	2,826
Chubb Corp.	46,075	3,022
Cincinnati Financial Corp.	27,114	825
Citigroup, Inc.	456,120	18,769
CME Group, Inc.	10,591	3,027
Comerica, Inc.	26,344	951
Developers Diversified Realty Corp.	1,532	22

8	State Street Equity 500 Index Portfolio

SSgA
State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Par	Market
	Amount ($)	Value
	or Shares	$
Discover Financial Services	85,205	2,031
E*Trade Financial Corp. (a)	33,931	536
Equity Residential	46,957	2,903
Federated Investors, Inc. Class B	14,870	381
Fifth Third Bancorp	141,016	1,842
First Horizon National Corp.	46,055	484
Franklin Resources, Inc.	22,980	2,978
Genworth Financial, Inc. Class A (a)	72,151	802
Goldman Sachs Group, Inc.	81,534	11,474
Hartford Financial Services Group, Inc.	69,797	1,860
HCP, Inc.	64,100	2,432
Health Care REIT, Inc.	26,800	1,426
Hudson City Bancorp, Inc.	76,692	700
Huntington Bancshares, Inc.	127,456	841
IntercontinentalExchange, Inc. (a)	11,180	1,349
Invesco Ltd.	72,300	1,784
J.P. Morgan Chase & Co.	628,015	27,155
Janus Capital Group, Inc.	31,407	324
KeyCorp	150,475	1,275
Kimco Realty Corp.	66,369	1,295
Legg Mason, Inc.	22,342	756
Leucadia National Corp.	29,736	1,054
Lincoln National Corp.	48,192	1,414
Loews Corp.	49,731	2,090
M & T Bank Corp.	18,637	1,646
Marsh & McLennan Cos., Inc.	85,653	2,627
Marshall & Ilsley Corp.	86,593	693
Mastercard, Inc. Class A	15,400	4,421
MetLife, Inc.	168,396	7,426
Moody’s Corp.	29,966	1,196
Morgan Stanley	244,430	5,905
NASDAQ OMX Group, Inc. (a)	25,400	648
Northern Trust Corp.	38,006	1,854
NYSE Euronext	40,000	1,456
Paychex, Inc.	50,338	1,626
People’s United Financial, Inc.	52,600	702
PNC Financial Services Group, Inc.	83,717	5,226
Principal Financial Group, Inc.	50,091	1,566
Progressive Corp.	104,301	2,258
ProLogis	88,691	1,469
Prudential Financial, Inc.	77,239	4,926
Public Storage, Inc.	21,987	2,602
Regions Financial Corp.	191,689	1,353
Simon Property Group, Inc.	46,615	5,503
SLM Corp. (a)	82,954	1,414
State Street Corp. (c)	79,725	3,649
SunTrust Banks, Inc.	85,618	2,408
T. Rowe Price Group, Inc.	40,475	2,562
Torchmark Corp.	11,421	757
Total System Services, Inc.	27,675	515
Travelers Cos., Inc.	68,904	4,278
U.S. Bancorp	306,652	7,850
Unum Group	47,529	1,251
Ventas, Inc.	26,800	1,512
Visa, Inc.	77,700	6,298
Vornado Realty Trust	25,614	2,520
Wells Fargo Co.	830,549	23,563
Western Union Co.	103,085	2,119
XL Capital, Ltd. Class A	47,568	1,125
Zions Bancorp	30,453	726

		304,294

Health Care - 11.1%
Abbott Laboratories	242,606	12,676
Aetna, Inc.	59,750	2,610
Allergan, Inc.	48,792	4,037
AmerisourceBergen Corp.	42,686	1,760
Amgen, Inc. (a)	147,736	8,944
Baxter International, Inc.	92,761	5,521
Becton, Dickinson & Co.	34,397	3,011
Biogen Idec, Inc. (a)	37,631	3,565
Boston Scientific Corp. (a)	237,834	1,708
Bristol-Myers Squibb Co.	269,116	7,740
C.R. Bard, Inc.	12,897	1,442
Cardinal Health, Inc.	54,957	2,496
CareFusion Corp. (a)	33,278	964
Celgene Corp. (a)	74,818	4,557
Cephalon, Inc. (a)	11,100	885
Cerner Corp. (a)	11,700	1,405
CIGNA Corp.	42,396	2,115
Coventry Health Care, Inc. (a)	21,903	771
Covidien PLC	77,600	4,268
DaVita, Inc. (a)	14,600	1,227
Dentsply International, Inc.	20,900	820
Edwards Lifesciences Corp. (a)	18,500	1,642
Eli Lilly & Co.	161,775	6,225
Express Scripts, Inc. (a)	83,898	4,997
Forest Laboratories, Inc. (a)	43,602	1,571
Gilead Sciences, Inc. (a)	124,999	5,217
Hospira, Inc. (a)	25,303	1,399
Humana, Inc. (a)	26,007	2,094
Intuitive Surgical, Inc. (a)	6,200	2,164
Johnson & Johnson	431,249	29,019
Laboratory Corp. of America Holdings (a)	15,622	1,575
Life Technologies Corp. (a)	28,787	1,496
McKesson Corp.	40,055	3,429
Mead Johnson Nutrition Co.	32,118	2,177
Medco Health Solutions, Inc. (a)	63,868	3,823
Medtronic, Inc.	168,878	6,873
Merck & Co., Inc.	483,870	17,782
Mylan, Inc. (a)	68,009	1,601

State Street Equity 500 Index Portfolio	9

SSgA
State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Par	Market
	Amount ($)	Value
	or Shares	$
Patterson Cos., Inc.	16,494	570
Pfizer, Inc.	1,260,511	27,038
Quest Diagnostics, Inc.	24,200	1,414
St. Jude Medical, Inc.	50,626	2,565
Stryker Corp.	54,089	3,375
Tenet Healthcare Corp. (a)	73,370	468
UnitedHealth Group, Inc.	172,996	8,468
Varian Medical Systems, Inc. (a)	18,160	1,227
Watson Pharmaceuticals, Inc. (a)	18,946	1,219
Wellpoint, Inc.	59,438	4,646
Zimmer Holdings, Inc. (a)	30,852	2,091

		218,687

Industrials - 11.2%
3M Co.	113,572	10,719
Amphenol Corp. Class A	27,000	1,460
Avery Dennison Corp.	15,388	651
Boeing Co.	117,288	9,152
Caterpillar, Inc.	101,479	10,736
CH Robinson Worldwide, Inc.	26,061	2,091
Cintas Corp.	21,588	709
CSX Corp.	59,438	4,713
Cummins, Inc.	31,358	3,300
Danaher Corp.	85,272	4,650
Deere & Co.	67,637	5,822
Dover Corp.	29,195	1,963
Eaton Corp.	53,190	2,748
Emerson Electric Co.	120,248	6,559
Equifax, Inc.	17,883	676
Expeditors International Washington, Inc.	33,220	1,755
Fastenal Co.	45,200	1,500
FedEx Corp.	50,100	4,691
First Solar, Inc. (a)	8,070	1,003
Flir Systems, Inc.	23,500	849
Flowserve Corp.	8,300	1,006
Fluor Corp.	28,060	1,934
General Dynamics Corp.	60,061	4,458
General Electric Co. (b)	1,674,033	32,878
Goodrich Co.	19,645	1,715
Honeywell International, Inc.	124,581	7,419
Huntington Ingalls Industries, Inc. (a)	—	—
Illinois Tool Works, Inc.	78,871	4,521
Ingersoll-Rand PLC	51,100	2,550
Iron Mountain, Inc.	32,200	1,095
ITT Industries, Inc.	28,692	1,653
Jacobs Engineering Group, Inc. (a)	20,400	940
Joy Global, Inc.	16,600	1,488
L-3 Communications Holdings, Inc.	17,203	1,405
Leggett & Platt, Inc.	24,998	646
Lockheed Martin Corp.	44,852	3,494
Masco Corp.	57,123	814
Monster Worldwide, Inc. (a)	22,609	349
Norfolk Southern Corp.	55,855	4,095
Northrop Grumman Corp.	46,311	3,024
PACCAR, Inc.	57,774	2,889
Pall Corp.	17,209	965
Parker-Hannifin Corp.	25,403	2,257
Pitney Bowes, Inc.	29,727	710
Precision Castparts Corp.	22,607	3,552
Quanta Services, Inc. (a)	36,800	727
R.R. Donnelley & Sons Co.	29,609	632
Raytheon Co.	57,682	2,906
Republic Services, Inc.	46,803	1,475
Robert Half International, Inc.	23,440	646
Rockwell Automation, Inc.	21,905	1,820
Rockwell Collins, Inc.	24,231	1,481
Roper Industries, Inc.	14,400	1,202
Ryder Systems, Inc.	7,921	436
Southwest Airlines Co.	113,686	1,345
Stericycle, Inc. (a)	12,900	1,149
Textron, Inc.	41,239	943
Thermo Fisher Scientific, Inc. (a)	63,024	4,125
Tyco International Ltd.	74,000	3,652
Union Pacific Corp.	77,668	8,153
United Parcel Service, Inc. Class B	154,646	11,365
United Technologies Corp.	144,278	12,663
W.W. Grainger, Inc.	8,769	1,325
Waste Management, Inc.	75,239	2,925

		220,574

Information Technology - 16.6%
Adobe Systems, Inc. (a)	80,457	2,786
Advanced Micro Devices, Inc. (a)	84,086	730
Agilent Technologies, Inc. (a)	54,568	2,721
Akamai Technologies, Inc. (a)	31,124	1,056
Altera Corp.	51,154	2,460
Analog Devices, Inc.	46,869	1,930
AOL, Inc. (a)(d)	1	—
Apple, Inc. (a)	145,284	50,534
Applied Materials, Inc.	211,707	2,917
Autodesk, Inc. (a)	34,976	1,503
Automatic Data Processing, Inc.	78,317	4,316
BMC Software, Inc. (a)	29,221	1,631
Broadcom Corp. Class A	73,859	2,657
CA, Inc.	58,199	1,362
Cisco Systems, Inc.	871,519	14,642
Citrix Systems, Inc. (a)	29,467	2,582
Cognizant Technology Solutions Corp. Class A (a)	48,184	3,664
Computer Sciences Corp.	23,144	923
Compuware Corp. (a)	37,450	382

10	State Street Equity 500 Index Portfolio

SSgA
State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Par	Market
	Amount ($)	Value
	or Shares	$
Corning, Inc.	248,876	5,015
Dell, Inc. (a)	266,550	4,286
Dun & Bradstreet Corp.	8,500	682
Electronic Arts, Inc. (a)	50,300	1,228
EMC Corp. (a)	327,884	9,335
F5 Networks, Inc. (a)	12,200	1,386
Fidelity National Information Services, Inc.	43,277	1,393
Fiserv, Inc. (a)	22,552	1,455
Google, Inc. Class A (a)	39,490	20,891
Harris Corp.	19,000	939
Hewlett-Packard Co.	342,816	12,814
Intel Corp.	861,556	19,394
International Business Machines Corp.	192,242	32,475
Intuit, Inc. (a)	43,963	2,373
Jabil Circuit, Inc.	31,651	683
Juniper Networks, Inc. (a)	85,493	3,130
KLA-Tencor Corp.	25,105	1,082
Lexmark International Group, Inc. Class A (a)	12,642	376
Linear Technology Corp.	36,963	1,279
LSI Corp. (a)	89,162	668
MEMC Electronic Materials, Inc. (a)	36,378	383
Microchip Technology, Inc.	28,189	1,114
Micron Technology, Inc. (a)	130,962	1,336
Microsoft Corp. (b)	1,165,735	29,155
Molex, Inc.	23,305	638
Motorola Mobility Holdings, Inc. (a)	44,183	1,111
Motorola Solutions, Inc. (a)	52,752	2,525
National Semiconductor Corp.	35,696	876
NetApp, Inc. (a)	57,257	3,136
Novellus Systems, Inc. (a)	15,230	552
NVIDIA Corp. (a)	91,556	1,835
Oracle Corp.	613,362	20,989
PerkinElmer, Inc.	15,618	432
QUALCOMM, Inc.	259,111	15,181
Red Hat, Inc. (a)	31,300	1,365
SAIC, Inc. (a)	42,900	753
Salesforce.com, Inc. (a)	18,600	2,832
SanDisk Corp. (a)	36,267	1,723
Symantec Corp. (a)	122,163	2,388
Tellabs, Inc.	63,030	288
Teradata Corp. (a)	25,620	1,429
Teradyne, Inc. (a)	28,149	451
Texas Instruments, Inc.	187,399	6,615
VeriSign, Inc.	25,721	901
Waters Corp. (a)	13,765	1,357
Western Digital Corp. (a)	35,200	1,290
Xerox Corp.	218,801	2,234
Xilinx, Inc.	42,402	1,513
Yahoo!, Inc. (a)	206,619	3,420

		327,502

Materials - 3.7%
Air Products & Chemicals, Inc.	33,909	3,224
Airgas, Inc.	11,300	781
AK Steel Holding Corp.	20,000	306
Alcoa, Inc.	165,449	2,781
Allegheny Technologies, Inc.	17,228	1,154
Ball Corp.	25,124	993
Bemis Co., Inc.	18,462	611
CF Industries Holdings, Inc.	10,950	1,684
Cliffs Natural Resources, Inc.	21,200	1,923
Dow Chemical Co.	185,228	6,692
E.I. Du Pont de Nemours & Co.	146,012	7,782
Eastman Chemical Co.	10,504	1,112
Ecolab, Inc.	36,366	1,996
FMC Corp.	10,600	894
Freeport-McMoRan Copper & Gold, Inc. Class B	150,504	7,772
International Flavors & Fragrances, Inc.	13,031	835
International Paper Co.	68,711	2,145
MeadWestvaco Corp.	26,720	909
Monsanto Co.	85,555	6,078
Newmont Mining Corp.	78,406	4,435
Nucor Corp.	49,754	2,107
Owens-Illinois, Inc. (a)	24,000	771
Plum Creek Timber Co., Inc.	24,211	981
PPG Industries, Inc.	25,671	2,277
Praxair, Inc.	48,711	5,156
Sealed Air Corp.	22,792	585
Sherwin-Williams Co.	13,396	1,177
Sigma-Aldrich Corp.	18,334	1,289
Titanium Metals Corp. (a)	16,600	311
United States Steel Corp.	21,478	990
Vulcan Materials Co.	18,961	768
Weyerhaeuser Co.	84,074	1,811

		72,330

Telecommunication Services - 3.1%
American Tower Corp. Class A (a)	63,200	3,506
AT&T, Inc.	931,950	29,412
CenturyTel, Inc.	93,165	4,024
Frontier Communications Corp.	149,444	1,323
JDS Uniphase Corp. (a)	32,523	657
MetroPCS Communications, Inc. (a)	38,300	686
Sprint Nextel Corp. (a)	469,465	2,746
Verizon Communications, Inc.	449,166	16,588
Windstream Corp.	82,613	1,111

		60,053

State Street Equity 500 Index Portfolio	11

SSgA
State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Par	Market
	Amount ($)	Value
	or Shares	$

Utilities - 3.3%
AES Corp. (a)	102,795	1,332
Ameren Corp.	36,060	1,071
American Electric Power Co., Inc.	75,952	2,901
CenterPoint Energy, Inc.	64,211	1,241
CMS Energy Corp.	37,956	757
Consolidated Edison, Inc.	45,752	2,428
Constellation Energy Group, Inc.	30,014	1,116
Dominion Resources, Inc.	92,262	4,403
DTE Energy Co.	27,684	1,429
Duke Energy Corp.	210,420	3,945
Edison International	51,119	2,012
Entergy Corp.	28,498	1,942
Exelon Corp.	105,221	4,404
FirstEnergy Corp.	66,722	2,977
Integrys Energy Group, Inc.	13,216	692
NextEra Energy, Inc.	66,021	3,826
Nicor, Inc.	7,800	429
NiSource, Inc.	41,182	836
Northeast Utilities	26,200	923
NRG Energy, Inc. (a)	36,700	909
Oneok, Inc.	16,100	1,145
Pepco Holdings, Inc.	32,500	649
PG&E Corp.	62,026	2,691
Pinnacle West Capital Corp.	15,860	718
PPL Corp.	90,175	2,542
Progress Energy, Inc.	46,081	2,194
Public Service Enterprise Group, Inc.	79,924	2,677
SCANA Corp.	19,300	785
Sempra Energy	37,686	2,079
Southern Co.	133,643	5,356
TECO Energy, Inc.	34,951	671
Wisconsin Energy Corp.	35,100	1,098
Xcel Energy, Inc.	77,151	1,909

		64,087

Total Common Stocks (cost $1,108,089)		1,931,737

U.S. Government Securities - 0.2%
United States Treasury Bill (b)(e)(f) 0.05% due 07/07/11	3,765	3,765
United States Treasury Bill (b)(e)(f) 0.06% due 08/25/11	350	350

Total U.S. Government Securities (cost $4,115)		4,115

Money Market Funds - 1.4%
AIM Short Term Investment Prime Portfolio	26,495	26,495
Federated Money Market Obligations Trust	577	577

Total Money Market Funds (cost $27,072)		27,072

Total Investments (g)† - 99.8% (Identified cost $1,139,276 (h))		1,962,924

Other Assets in Excess of Liabilities - 0.2%		4,486

Net Assets - 100.0%		1,967,410

(a)	Non-income producing security.
(b)	All or part of this security has been designated as collateral for futures contracts.
(c)	Affiliated issuer. See table that follows for more information.
(d)	Amount is less than $1,000.
(e)	Rate represents annualized yield at date of purchase.
(f)	Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2011 was $874,982 and $51,334, respectively, resulting in net unrealized appreciation of investment of $823,648.
†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until

12	State Street Equity 500 Index Portfolio

SSgA
State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2011 (Unaudited)

maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Investments:
Common Stocks	$1,931,737	$—	$—	$1,931,737
U.S. Government Securities	—	4,115	—	4,115
Money Market Funds	27,072	—	—	27,072

Other Assets:
Futures contracts	1,125	—	—	1,125

Total Assets	$1,959,934	$4,115	$—	$1,964,049

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective May 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ended May 31, 2011, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a

State Street Equity 500 Index Portfolio	13

SSgA
State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2011 (Unaudited)

certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

		Notional	Unrealized
	Number of	Value	Appreciation
	Contracts	(000)	(000)
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 06/2011	501	$32,540	$1,125

Total unrealized appreciation on open futures contracts purchased			$1,125

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities for the period ended May 31, 2011:

Asset Derivatives (1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$1,125	$—	$—	$1,125

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.
*	Includes cumulative appreciation/ depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the three months ended May 31, 2011, were as follows:

Realized Gain (Loss) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$2,095	$—	$—	$2,095

14	State Street Equity 500 Index Portfolio

SSgA
State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2011 (Unaudited)

Change in Appreciation (Depreciation) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$583	$—	$—	$583

The average notional of futures outstanding during the period ended May 31, 2011, was $36,602,003.

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at May 31, 2011 is listed in the Portfolio of Investments.

		Shares				Income earned
	Number of	purchased	Shares	Number of		for the five
	shares	for the five	sold for	shares	Value at	months ended	Realized loss
Security	held at	months ended	the five months	held at	5/31/2011	5/31/2011	on shares sold
Description	12/31/10	5/31/2011	ended 5/31/2011	5/31/2011	(000)	(000)	(000)
State Street Corp.	85,825	—	6,100	79,725	$3,649	$15	$(3)

State Street Equity 500 Index Portfolio	15

EQUITY FUNDS
Disciplined Equity Fund
Small Cap Fund
Tuckerman Active REIT Fund
IAM SHARES Fund
Enhanced Small Cap Fund
Directional Core Equity Fund

Quarterly Report
May 31, 2011

SSgA Funds
Equity Funds
Quarterly Report
May 31, 2011 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

 This page has been intentionally left blank.

SSgA
Disciplined Equity Fund

Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 99.7%

Consumer Discretionary - 11.2%
Advance Auto Parts, Inc. (Ñ)	494	31
Amazon.com, Inc. (Æ)	39	8
Apollo Group, Inc. Class A (Æ)	260	11
AutoZone, Inc. (Æ)	72	21
Bed Bath & Beyond, Inc. (Æ)(Ñ)	362	19
CBS Corp. Class B	1,210	34
Coach, Inc.	94	6
Comcast Corp. Class A	3,030	76
Darden Restaurants, Inc.	794	40
DISH Network Corp. Class A (Æ)	452	14
Dollar General Corp. (Æ)	283	10
Dollar Tree, Inc. (Æ)	22	1
Expedia, Inc. (Ñ)	284	8
Foot Locker, Inc.	37	1
Ford Motor Co. (Æ)	3,705	55
Hanesbrands, Inc. (Æ)	25	1
Harman International Industries, Inc.	17	1
Home Depot, Inc.	115	4
Interpublic Group of Cos., Inc. (The)	61	1
Jarden Corp.	594	21
Kohl’s Corp.	10	— ±
Lear Corp.	294	15
Liberty Media Corp. - Interactive (Æ)	1,187	22
Limited Brands, Inc.	1,005	40
Lowe’s Cos., Inc.	703	17
Macy’s, Inc.	1,646	47
McDonald’s Corp.	1,090	89
McGraw-Hill Cos., Inc. (The)	68	3
Newell Rubbermaid, Inc.	60	1
News Corp. Class A	3,163	58
Penn National Gaming, Inc. (Æ)	20	1
Starbucks Corp.	475	17
Target Corp. (Ñ)	781	39
Time Warner, Inc.	1,601	58
TJX Cos., Inc.	849	45
Viacom, Inc. Class A (Ñ)	160	8
Walt Disney Co. (The)	350	15
Washington Post Co. (The) Class B	56	23
Whirlpool Corp.	9	1
Yum! Brands, Inc.	20	1

		863

Consumer Staples - 10.9%
Altria Group, Inc.	383	11
Coca-Cola Co. (The)	1,534	103
Coca-Cola Enterprises, Inc. (Ñ)	1,432	41
Corn Products International, Inc.	652	37
Dr Pepper Snapple Group, Inc. (Ñ)	120	5
General Mills, Inc.	590	24
Herbalife, Ltd. (Ñ)	466	26
Hershey Co. (The)	14	1
Hormel Foods Corp.	29	1
JM Smucker Co. (The)	190	15
Kroger Co. (The)	1,704	42
Lorillard, Inc.	412	48
PepsiCo, Inc.	491	35
Philip Morris International, Inc.	1,581	113
Procter & Gamble Co. (The)	2,062	138
Reynolds American, Inc.	23	1
Tyson Foods, Inc. Class A	2,011	38
Walgreen Co.	1,358	59
Wal-Mart Stores, Inc.	1,761	97

		835

Energy - 12.6%
Baker Hughes, Inc.	11	1
Chesapeake Energy Corp.	1,347	42
Chevron Corp.	1,554	163
ConocoPhillips	482	35
Core Laboratories NV	76	8
Denbury Resources, Inc. (Æ)	920	20
Diamond Offshore Drilling, Inc. (Ñ)	17	1
El Paso Corp. (Ñ)	2,222	47
Energen Corp.	414	26
Exxon Mobil Corp.	3,468	289
Halliburton Co.	371	19
Hess Corp.	585	46
Marathon Oil Corp.	807	44
McDermott International, Inc. (Æ)	29	1
Nabors Industries, Ltd. (Æ)	27	1
National Oilwell Varco, Inc.	684	50
Occidental Petroleum Corp.	195	21
Patterson-UTI Energy, Inc.	36	1
Schlumberger, Ltd.	446	38
SEACOR Holdings, Inc.	272	27
Unit Corp. (Æ)	12	1
Valero Energy Corp.	1,491	41
Williams Cos., Inc. (The)	1,421	44

		966

Financials - 14.7%
Aflac, Inc.	14	1
Alleghany Corp. (Æ)(Ñ)	11	4
Ameriprise Financial, Inc.	672	41
Annaly Capital Management, Inc. (ö)	665	12
Aspen Insurance Holdings, Ltd. (Ñ)	29	1
Assurant, Inc.	878	32
Axis Capital Holdings, Ltd.	207	7
Bank of America Corp.	6,932	81
Berkshire Hathaway, Inc. Class B (Æ)	979	77

Disciplined Equity Fund	3

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
BlackRock, Inc. Class A	77	16
Brandywine Realty Trust (ö)	601	8
Capital One Financial Corp.	307	17
Chimera Investment Corp. (Ñ)(ö)	3,985	15
Citigroup, Inc.	1,449	60
Discover Financial Services	1,715	41
East West Bancorp, Inc.	30	1
Endurance Specialty Holdings, Ltd. (Ñ)	215	9
Fidelity National Financial, Inc. Class A (Ñ)	456	7
First Citizens BancShares, Inc. Class A	3	1
Franklin Resources, Inc.	81	10
Goldman Sachs Group, Inc. (The) (Ñ)	300	42
Invesco, Ltd.	1,049	26
JPMorgan Chase & Co.	3,238	140
KeyCorp	88	1
Lazard, Ltd. Class A	153	6
Leucadia National Corp.	391	14
MetLife, Inc.	1,275	56
Moody’s Corp.	25	1
Morgan Stanley	424	10
NASDAQ OMX Group, Inc. (The) (Æ)	330	8
People’s United Financial, Inc.	57	1
PNC Financial Services Group, Inc.	547	34
Prudential Financial, Inc.	215	14
Reinsurance Group of America, Inc. Class A	523	33
Senior Housing Properties Trust (Ñ)(ö)	710	17
SLM Corp.	2,101	36
Taubman Centers, Inc. (ö)	599	36
Travelers Cos., Inc. (The) (Ñ)	578	36
Unitrin, Inc.	32	1
Unum Group (Ñ)	1,213	32
US Bancorp	1,792	46
Waddell & Reed Financial, Inc. Class A	20	1
Wells Fargo & Co.	3,139	89
White Mountains Insurance Group, Ltd.	17	7

		1,128

Health Care - 11.3%
Abbott Laboratories	309	16
Aetna, Inc.	514	22
Agilent Technologies, Inc. (Æ)	79	4
Allscripts Healthcare Solutions, Inc. (Æ)(Ñ)	43	1
AmerisourceBergen Corp. Class A	195	8
Baxter International, Inc.	951	57
Becton Dickinson and Co.	8	1
Bio-Rad Laboratories, Inc. Class A (Æ)	8	1
Bristol-Myers Squibb Co.	34	1
Cardinal Health, Inc.	1,022	46
Cephalon, Inc. (Æ)	48	4
Cigna Corp.	63	3
Covidien PLC	955	53
Eli Lilly & Co.	38	1
Endo Pharmaceuticals Holdings, Inc. (Æ)(Ñ)	846	35
Forest Laboratories, Inc. (Æ)	730	26
Gilead Sciences, Inc. (Æ)	1,316	55
Hill-Rom Holdings, Inc.	340	16
Hospira, Inc. (Æ)	14	1
Humana, Inc.	17	1
Johnson & Johnson	1,182	80
Merck & Co., Inc.	2,567	94
Mylan, Inc. (Æ)	34	1
Pfizer, Inc.	5,343	115
Pharmaceutical Product Development, Inc.	1,159	33
Thermo Fisher Scientific, Inc. (Æ)	574	38
UnitedHealth Group, Inc.	1,378	67
Warner Chilcott PLC Class A	1,537	37
WellPoint, Inc.	682	53

		870

Industrials - 11.5%
3M Co.	72	7
Aecom Technology Corp. (Æ)(Ñ)	30	1
Caterpillar, Inc.	94	10
Cooper Industries PLC	540	34
CSX Corp.	568	45
Deere & Co.	54	5
Delta Air Lines, Inc. (Æ)	1,804	18
Dover Corp.	406	27
General Dynamics Corp.	11	1
General Electric Co.	8,059	158
Goodrich Corp.	9	1
Honeywell International, Inc.	1,072	64
ITT Corp.	686	39
KAR Auction Services, Inc. (Æ)(Ñ)	52	1
KBR, Inc.	898	33
Kennametal, Inc.	702	29
Kirby Corp. (Æ)	297	17
L-3 Communications Holdings, Inc. Class 3	10	1
Lockheed Martin Corp.	52	4
Parker Hannifin Corp.	344	30
Pitney Bowes, Inc.	30	1
Raytheon Co.	801	40
Republic Services, Inc. Class A	28	1
Thomas & Betts Corp. (Æ)	14	1
Timken Co.	641	33
Towers Watson & Co. Class A	403	26

4	Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Tyco International, Ltd.	1,007	50
Union Pacific Corp.	544	57
United Parcel Service, Inc. Class B	1,076	79
United Technologies Corp.	464	41
WABCO Holdings, Inc. (Æ)(Ñ)	481	33
Waste Connections, Inc.	26	1

		888

Information Technology - 17.4%
Accenture PLC Class A	642	37
Amdocs, Ltd. (Æ)	1,143	35
Apple, Inc. (Æ)	530	184
Applied Materials, Inc.	1,704	23
Arrow Electronics, Inc. (Æ)	72	3
Atmel Corp. (Æ)(Ñ)	55	1
Avago Technologies, Ltd.	652	22
Avnet, Inc. (Æ)	59	2
Booz Allen Hamilton Holding Corp. Class A (Æ)	114	2
Brocade Communications Systems, Inc. (Æ)	2,924	19
CA, Inc. (Ñ)	1,503	35
Cisco Systems, Inc.	3,860	65
Dell, Inc. (Æ)	3,239	52
eBay, Inc. (Æ)	40	1
EchoStar Corp. Class A (Æ)	308	10
EMC Corp. (Æ)	90	3
Fairchild Semiconductor International, Inc. Class A (Æ)	40	1
Google, Inc. Class A (Æ)	112	59
Harris Corp.	763	38
Hewlett-Packard Co.	2,100	78
IAC/InterActiveCorp (Æ)(Ñ)	967	36
Ingram Micro, Inc. Class A (Æ)	653	12
Intel Corp.	4,794	108
International Business Machines Corp.	960	162
International Rectifier Corp. (Æ)	283	8
Jabil Circuit, Inc.	855	18
Lender Processing Services, Inc.	137	4
Microsoft Corp.	5,962	149
NCR Corp. (Æ)	960	19
Oracle Corp.	3,411	117
QLogic Corp. (Æ)	40	1
Qualcomm, Inc.	392	23
SAIC, Inc. (Æ)(Ñ)	47	1
Symantec Corp. (Æ)	220	4
Synopsys, Inc. (Æ)	27	1
Tellabs, Inc.	860	4
Western Digital Corp. (Æ)	20	1
Xerox Corp.	70	1

		1,339

Materials - 4.1%
Airgas, Inc.	11	1
Albemarle Corp. (Ñ)	15	1
Ball Corp. (Ñ)	1,056	42
Cabot Corp.	17	1
Celanese Corp. Class A	255	13
CF Industries Holdings, Inc.	40	6
Crown Holdings, Inc. (Æ)	190	8
Eastman Chemical Co.	208	22
EI du Pont de Nemours & Co.	1,165	62
Freeport-McMoRan Copper & Gold, Inc.	1,090	56
MeadWestvaco Corp.	1,198	41
Newmont Mining Corp.	106	6
PPG Industries, Inc.	10	1
Royal Gold, Inc.	586	36
RPM International, Inc.	951	22

		318

Telecommunication Services - 3.1%
AT&T, Inc.	4,081	129
CenturyLink, Inc.	261	11
Verizon Communications, Inc.	2,644	98

		238

Utilities - 2.9%
AES Corp. (The) (Æ)	2,401	31
American Electric Power Co., Inc. (Ñ)	291	11
Consolidated Edison, Inc.	648	35
Duke Energy Corp. (Ñ)	2,486	47
NiSource, Inc. (Ñ)	108	2
Northeast Utilities	827	29
NV Energy, Inc.	1,926	30
PG&E Corp.	828	36

		221

Total Common Stocks (cost $5,243)		7,666

Warrants & Rights - 0.0%
American International Group, Inc. (Æ) 2021 Warrants	12	— ±

Total Warrants & Rights (cost $0)		— ±

Disciplined Equity Fund	5

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Short-Term Investments - 1.0%
SSgA Prime Money Market Fund	65,223	65
United States Treasury Bills (ç)(ÿ)(§) Zero coupon due 07/07/11	10	10

Total Short-Term Investments (cost $75)		75

Other Securities - 10.8%
State Street Navigator Securities Prime Lending Portfolio (X)	828,747	829

Total Other Securities (cost $829)		829

Total Investments - 111.5% (identified cost $6,147)		8,570

Other Assets and Liabilities, Net - (11.5%)		(882)

Net Assets - 100.0%		7,688

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
	Number of	Notional		Expiration		(Depreciation)
Futures Contracts	Contracts	Amount		Date		$

Long Positions
S&P 500 E-Mini Index (CME)	1	USD	67	06	/11	2

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						2

See accompanying notes which are an integral part of the financial statements.

6	Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Presentation of Portfolio Holdings — May 31, 2011 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$863	$—	$—	$863
Consumer Staples	835	—	—	835
Energy	966	—	—	966
Financials	1,128	—	—	1,128
Health Care	870	—	—	870
Industrials	888	—	—	888
Information Technology	1,339	—	—	1,339
Materials	318	—	—	318
Telecommunication Services	238	—	—	238
Utilities	221	—	—	221
Warrants & Rights	—	—	—	—
Short-Term Investments	65	10	—	75
Other Securities	—	829	—	829

Total Investments	7,731	839	—	8,570

Other Financial Instruments
Futures Contracts	2	—	—	2

Total Other Financial Instruments*	$2	$—	$—	$2

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund	7

This page has been intentionally left blank.

SSgA
Small Cap Fund

Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 99.7%

Consumer Discretionary - 15.1%
Aaron’s, Inc. Class A	176	5
AH Belo Corp. Class A	800	6
American Greetings Corp. Class A (Ñ)	1,629	39
American Public Education, Inc. (Æ)(Ñ)	611	27
Ameristar Casinos, Inc.	1,157	26
Arctic Cat, Inc. (Æ)(Ñ)	1,830	26
Ascena Retail Group, Inc. (Æ)	1,554	52
Belo Corp. Class A (Ñ)	4,741	38
Big Lots, Inc. (Æ)(Ñ)	263	9
Biglari Holdings, Inc. (Æ)(Ñ)	25	10
Bob Evans Farms, Inc. (Ñ)	753	24
Bon-Ton Stores, Inc. (The) (Ñ)	900	10
Bridgepoint Education, Inc. (Æ)(Ñ)	1,199	28
Buckle, Inc. (The)	725	31
Carrols Restaurant Group, Inc. (Æ)	900	8
Casual Male Retail Group, Inc. (Æ)	3,450	15
Cato Corp. (The) Class A	1,462	40
Chico’s FAS, Inc.	226	3
Childrens Place Retail Stores, Inc. (The) (Æ)	367	18
Cooper Tire & Rubber Co.	1,759	42
Core-Mark Holding Co., Inc. (Æ)	300	11
Culp, Inc. (Æ)	485	4
Dana Holding Corp. (Æ)	2,111	38
Denny’s Corp. (Æ)(Ñ)	2,600	11
Destination Maternity Corp. (Ñ)	1,448	30
Dillard’s, Inc. Class A	983	55
DineEquity, Inc. (Æ)	350	19
Domino’s Pizza, Inc. (Æ)	1,600	40
Dorman Products, Inc. (Æ)	332	13
Entercom Communications Corp. Class A (Æ)	511	5
Exide Technologies (Æ)	2,963	29
Express, Inc.	1,001	21
Federal-Mogul Corp. (Æ)	233	5
Finish Line, Inc. (The) Class A	1,915	44
Fisher Communications, Inc. (Æ)	300	9
Genesco, Inc. (Æ)	984	44
G-III Apparel Group, Ltd. (Æ)(Ñ)	875	38
Gordmans Stores, Inc. (Æ)(Ñ)	617	11
Helen of Troy, Ltd. (Æ)	775	25
HSN, Inc. (Æ)	786	28
Iconix Brand Group, Inc. (Æ)	1,438	35
iRobot Corp. (Æ)	641	21
Isle of Capri Casinos, Inc. (Æ)	484	4
ITT Educational Services, Inc. (Æ)(Ñ)	59	4
Jakks Pacific, Inc. (Æ)(Ñ)	1,135	22
Johnson Outdoors, Inc. Class A (Æ)	500	8
LIN TV Corp. Class A (Æ)	782	4
Lincoln Educational Services Corp.	345	5
Mac-Gray Corp.	500	8
Matthews International Corp. Class A	731	29
McClatchy Co. (The) Class A (Æ)	1,702	5
Men’s Wearhouse, Inc. (The)	978	34
Movado Group, Inc.	500	8
Papa John’s International, Inc. (Æ)	936	31
PEP Boys-Manny Moe & Jack	1,566	22
Perry Ellis International, Inc. (Æ)	707	22
Pier 1 Imports, Inc. (Æ)	2,039	24
Polaris Industries, Inc.	577	64
Pre-Paid Legal Services, Inc. (Æ)	529	35
PRIMEDIA, Inc. (Ñ)	1,500	11
Rent-A-Center, Inc. Class A (Ñ)	1,084	35
Ruth’s Hospitality Group, Inc. (Æ)	3,500	19
Sally Beauty Holdings, Inc. (Æ)(Ñ)	1,877	31
Scholastic Corp.	766	21
Select Comfort Corp. (Æ)(Ñ)	1,337	22
Service Corp. International	399	5
Shiloh Industries, Inc.	500	5
Shoe Carnival, Inc. (Æ)	300	8
Sinclair Broadcast Group, Inc. Class A	2,167	21
Sotheby’s Class A	1,227	52
Spartan Motors, Inc.	814	4
Stage Stores, Inc.	1,495	27
Stewart Enterprises, Inc. Class A	3,062	23
Tenneco, Inc. (Æ)	623	26
Timberland Co. Class A (Æ)	737	24
Universal Electronics, Inc. (Æ)	300	8
Warnaco Group, Inc. (The) (Æ)	693	38
Wolverine World Wide, Inc.	925	36

		1,738

Consumer Staples - 3.5%
B&G Foods, Inc. Class A (Ñ)	2,162	40
Boston Beer Co., Inc. Class A (Æ)	202	17
Chiquita Brands International, Inc. (Æ)	1,380	21
Coca-Cola Bottling Co. Consolidated	321	22
Dole Food Co., Inc. (Æ)	1,225	17
Elizabeth Arden, Inc. (Æ)(Ñ)	1,280	39
Fresh Del Monte Produce, Inc. (Ñ)	1,039	29
Hain Celestial Group, Inc. (The) (Æ)	783	28
Ingles Markets, Inc. Class A	400	7
Inter Parfums, Inc.	1,075	24
National Beverage Corp.	1,308	19
Pricesmart, Inc.	489	23
Revlon, Inc. Class A (Æ)	1,252	22
Ruddick Corp.	824	36
Seneca Foods Corp. Class A (Æ)	159	4
Spartan Stores, Inc.	500	9
Susser Holdings Corp. (Æ)	1,890	27

Small Cap Fund	9

SSgA
Small Cap Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Village Super Market, Inc. Class A	200	5
Weis Markets, Inc.	481	19

		408

Energy - 5.5%
Berry Petroleum Co. Class A (Ñ)	821	43
Bill Barrett Corp. (Æ)(Ñ)	848	38
Clayton Williams Energy, Inc. (Æ)	279	21
Comstock Resources, Inc. (Æ)	149	5
Contango Oil & Gas Co. (Æ)(Ñ)	430	27
CVR Energy, Inc. (Æ)	1,221	27
Delek US Holdings, Inc.	1,568	24
Energy Partners, Ltd. (Æ)	1,389	22
Global Geophysical Services, Inc. (Æ)(Ñ)	1,235	21
Gulf Island Fabrication, Inc.	300	10
Hallador Energy Co.	600	7
Holly Corp.	87	5
Hornbeck Offshore Services, Inc. (Æ)	440	12
Oceaneering International, Inc.	131	11
OYO Geospace Corp. (Æ)	268	24
Parker Drilling Co. (Æ)	4,239	27
Petroleum Development Corp. (Æ)	933	34
Petroquest Energy, Inc. (Æ)	1,300	10
Pioneer Drilling Co. (Æ)	1,876	27
REX American Resources Corp. (Æ)	400	7
RPC, Inc.	1,170	29
SEACOR Holdings, Inc.	51	5
Stone Energy Corp. (Æ)	1,352	44
Superior Energy Services, Inc. (Æ)	880	33
Tesco Corp. (Æ)(Ñ)	1,382	28
Vaalco Energy, Inc. (Æ)(Ñ)	1,300	9
W&T Offshore, Inc. (Ñ)	1,541	40
Warren Resources, Inc. (Æ)(Ñ)	3,370	13
World Fuel Services Corp.	723	26

		629

Financials - 16.6%
1st Source Corp.	1,660	35
Advance America Cash Advance Centers, Inc.	1,500	9
Alexander’s, Inc. (Ñ)(ö)	63	25
Alliance Financial Corp.	530	15
American Capital, Ltd. (Æ)	4,950	49
American Safety Insurance Holdings, Ltd. (Æ)	400	7
Amtrust Financial Services, Inc. (Ñ)	1,166	27
Artio Global Investors, Inc. Class A (Ñ)	2,155	30
Bancfirst Corp. (Ñ)	844	34
Banco Latinoamericano de Comercio Exterior SA Class E (Ñ)	1,033	19
Bank of the Ozarks, Inc.	427	21
Berkshire Hills Bancorp, Inc. (Ñ)	1,440	32
BGC Partners, Inc. Class A (Ñ)	3,869	32
Calamos Asset Management, Inc. Class A (Ñ)	2,050	31
California First National Bancorp	400	6
Cash America International, Inc. (Ñ)	639	33
CBL & Associates Properties, Inc. (ö)	2,919	56
Citizens & Northern Corp.	620	9
Citizens Republic Bancorp, Inc. (Æ)	7,505	7
CNO Financial Group, Inc. (Æ)(Ñ)	4,433	34
CoBiz Financial, Inc.	839	5
Community Bank System, Inc.	1,578	40
Credit Acceptance Corp. (Æ)	441	35
Diamond Hill Investment Group, Inc. (Ñ)	100	8
Dollar Financial Corp. (Æ)	1,349	31
Duff & Phelps Corp. Class A (Ñ)	1,638	24
Eagle Bancorp, Inc. (Æ)	329	4
Edelman Financial Group, Inc (Ñ)	1,000	8
Encore Capital Group, Inc. (Æ)	776	26
Epoch Holding Corp. (Ñ)	500	8
Extra Space Storage, Inc. (Ñ)(ö)	2,245	49
Ezcorp, Inc. Class A (Æ)	1,442	47
FBL Financial Group, Inc. Class A (Ñ)	1,172	37
Financial Engines, Inc. (Æ)	690	17
Financial Institutions, Inc.	1,140	19
First American Financial Corp. (Ñ)	1,854	30
First Cash Financial Services, Inc. (Æ)(Ñ)	1,035	43
First Commonwealth Financial Corp.	5,888	34
First Merchants Corp.	970	8
Heritage Financial Corp.	500	7
HFF, Inc. Class A (Æ)(Ñ)	398	6
Independent Bank Corp./Rockland MA	668	20
Infinity Property & Casualty Corp.	616	33
International. FCStone, Inc. (Æ)(Ñ)	796	21
Lakeland Bancorp, Inc.	3,223	33
Lexington Realty Trust (ö)	1,600	15
LTC Properties, Inc. (ö)	904	27
MainSource Financial Group, Inc. (Ñ)	700	5
MarketAxess Holdings, Inc. (Ñ)	1,115	27
Meadowbrook Insurance Group, Inc. (Ñ)	3,568	35
MidWestOne Financial Group, Inc.	410	6
Nara Bancorp, Inc. (Æ)(Ñ)	722	6
National Bankshares, Inc.	200	5
National Financial Partners Corp. (Æ)(Ñ)	1,366	18
National Penn Bancshares, Inc.	2,462	19
Newcastle Investment Corp.(Æ) (ö)	5,680	31
Old National Bancorp	2,189	24

10	Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Peapack Gladstone Financial Corp.	500	6
Portfolio Recovery Associates, Inc. (Æ)(Ñ)	320	28
Post Properties, Inc. (ö)	1,195	50
Primerica, Inc.	1,060	23
Primus Guaranty, Ltd. (Æ)	1,562	8
Prosperity Bancshares, Inc.	914	40
Provident Financial Services, Inc. (Ñ)	2,722	39
PS Business Parks, Inc. (ö)	418	24
Renasant Corp. (Ñ)	600	9
Republic Bancorp, Inc. Class A	1,482	30
RLI Corp.	481	29
Signature Bank NY (Æ)	687	39
Sun Communities, Inc. (ö)	960	38
Texas Capital Bancshares, Inc. (Æ)(Ñ)	902	23
Tower Group, Inc.	921	22
Union First Market Bankshares Corp. (Ñ)	1,530	19
Virginia Commerce Bancorp, Inc. (Æ)	1,450	8
Virtus Investment Partners, Inc. (Æ)(Ñ)	200	11
Washington Banking Co.	1,402	19
Washington Trust Bancorp, Inc.	400	9
Webster Financial Corp.	1,534	32
WesBanco, Inc.	1,764	35
West Bancorporation, Inc. (Ñ)	900	7
World Acceptance Corp. (Æ)	609	41

		1,911

Health Care - 12.6%
Air Methods Corp. (Æ)	435	27
Akorn, Inc. (Æ)	1,147	8
Amedisys, Inc. (Æ)(Ñ)	1,175	37
AMERIGROUP Corp. Class A (Æ)(Ñ)	943	67
Amsurg Corp. Class A (Æ)(Ñ)	1,425	37
Ariad Pharmaceuticals, Inc. (Æ)(Ñ)	4,856	42
Arthrocare Corp. (Æ)(Ñ)	1,176	40
Atrion Corp. (Ñ)	100	18
Bruker Corp. (Æ)	1,536	30
Cantel Medical Corp.	400	9
Centene Corp. (Æ)	1,085	38
Charles River Laboratories International, Inc. (Æ)	111	4
CONMED Corp. (Æ)	1,344	38
Cubist Pharmaceuticals, Inc. (Æ)	1,241	48
Cyberonics, Inc. (Æ)	1,146	37
Cynosure, Inc. Class A (Æ)	320	4
Depomed, Inc. (Æ)	902	8
Emergent Biosolutions, Inc. (Æ)(Ñ)	791	20
Five Star Quality Care, Inc. (Æ)	4,213	33
Gentiva Health Services, Inc. (Æ)	974	24
Greatbatch, Inc. (Æ)(Ñ)	886	26
Healthsouth Corp. (Æ)	1,538	43
Healthspring, Inc. (Æ)	1,345	59
Impax Laboratories, Inc. (Æ)(Ñ)	1,404	38
Invacare Corp.	1,246	42
IPC The Hospitalist Co., Inc. (Æ)(Ñ)	466	24
Jazz Pharmaceuticals, Inc. (Æ)	1,005	29
Kindred Healthcare, Inc. (Æ)	915	22
LifePoint Hospitals, Inc. (Æ)(Ñ)	116	5
Magellan Health Services, Inc. (Æ)	924	49
Medcath Corp. (Æ)(Ñ)	600	8
Medicines Co. (The) (Æ)	2,449	47
Medidata Solutions, Inc. (Æ)(Ñ)	686	16
Molina Healthcare, Inc. (Æ)	977	27
National Healthcare Corp.	511	24
Obagi Medical Products, Inc. (Æ)(Ñ)	369	4
Par Pharmaceutical Cos., Inc. (Æ)	878	30
PDL BioPharma, Inc. (Ñ)	4,230	28
Providence Service Corp. (The) (Æ)	2,236	30
PSS World Medical, Inc. (Æ)(Ñ)	1,048	31
Quality Systems, Inc.	279	24
Questcor Pharmaceuticals, Inc. (Æ)	2,094	48
Sirona Dental Systems, Inc. (Æ)	622	34
Team Health Holdings, Inc. (Æ)(Ñ)	966	22
Universal American Corp. (Ñ)	2,283	21
US Physical Therapy, Inc.	400	10
Viropharma, Inc. (Æ)	2,366	46
WellCare Health Plans, Inc. (Æ)	796	39
West Pharmaceutical Services, Inc.	682	32
Young Innovations, Inc.	680	19

		1,446

Industrials - 18.7%
ACCO Brands Corp. (Æ)	810	7
Actuant Corp. Class A (Ñ)	772	19
Air Transport Services Group, Inc. (Æ)(Ñ)	1,200	9
Alamo Group, Inc.	240	6
Alaska Air Group, Inc. (Æ)(Ñ)	782	53
Albany International Corp. Class A (Ñ)	1,178	33
Altra Holdings, Inc. (Æ)	1,480	39
Amerco, Inc. (Æ)(Ñ)	385	35
Applied Industrial Technologies, Inc. (Ñ)	1,283	46
Armstrong World Industries, Inc. (Ñ)	97	5
Astec Industries, Inc. (Æ)(Ñ)	681	26
Astronics Corp. (Æ)	740	20
Atlas Air Worldwide Holdings, Inc. (Æ)(Ñ)	523	33
Avis Budget Group, Inc. (Æ)(Ñ)	2,620	46
Belden, Inc.	866	31
Brady Corp. Class A	921	32

Small Cap Fund	11

SSgA
Small Cap Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Briggs & Stratton Corp.	1,447	30
Brink’s Co. (The)	1,108	33
Carlisle Cos., Inc.	102	5
Cascade Corp.	200	8
Casella Waste Systems, Inc. Class A (Æ)	1,000	6
Ceradyne, Inc. (Æ)	896	40
CIRCOR International, Inc.	437	19
Coleman Cable, Inc. (Æ)	492	7
Colfax Corp. (Æ)	1,200	27
Consolidated Graphics, Inc. (Æ)	624	34
Crane Co.	95	5
Cubic Corp.	700	36
Curtiss-Wright Corp.	1,026	35
Deluxe Corp.	1,639	42
DXP Enterprises, Inc. (Æ)	1,312	34
Dycom Industries, Inc. (Æ)	1,418	24
EnerSys (Æ)(Ñ)	979	35
EnPro Industries, Inc. (Æ)(Ñ)	455	21
ESCO Technologies, Inc.	746	28
Esterline Technologies Corp. (Æ)	709	54
Exponent, Inc. (Æ)	300	13
Franklin Electric Co., Inc.	908	40
Furmanite Corp. (Æ)	1,200	9
G&K Services, Inc. Class A	806	25
GATX Corp.	110	4
Generac Holdings, Inc. (Æ)	897	17
General Cable Corp. (Æ)	106	4
Gorman-Rupp Co. (The)	300	13
GP Strategies Corp. (Æ)(Ñ)	700	10
Great Lakes Dredge & Dock Corp.	4,684	28
Hawaiian Holdings, Inc. (Æ)	1,200	7
HEICO Corp.	501	28
Huron Consulting Group, Inc. (Æ)	873	26
II-VI, Inc. (Æ)	395	22
Insperity, Inc. (Æ)(Ñ)	787	25
Insteel Industries, Inc. (Ñ)	717	10
Kadant, Inc. (Æ)	400	12
Kelly Services, Inc. Class A (Æ)	1,314	23
Knoll, Inc.	2,019	39
Lawson Products, Inc.	300	6
Layne Christensen Co. (Æ)	876	26
LB Foster Co. Class A	200	7
LSI Industries, Inc. (Ñ)	800	6
MasTec, Inc. (Æ)	1,950	41
Middleby Corp. (Æ)	498	43
Mistras Group, Inc. (Æ)	346	6
Moog, Inc. Class A (Æ)	879	36
Mueller Industries, Inc.	804	30
Multi-Color Corp.	400	9
NACCO Industries, Inc. Class A	358	35
Nordson Corp.	949	49
Old Dominion Freight Line, Inc. (Æ)	828	31
On Assignment, Inc. (Æ)	1,000	11
Park-Ohio Holdings Corp. (Æ)	1,674	36
Preformed Line Products Co.	100	7
Primoris Services Corp.	800	10
Quality Distribution, Inc. (Æ)	700	8
Railamerica, Inc. (Æ)	1,408	22
Regal-Beloit Corp.	62	4
Robbins & Myers, Inc.	706	31
Sauer-Danfoss, Inc. (Æ)	660	35
Seaboard Corp.	16	37
SFN Group, Inc. (Æ)	1,875	19
Standard Parking Corp. (Æ)	400	7
Standard Register Co. (The)	1,354	5
Standex International Corp.	300	10
Steelcase, Inc. Class A	1,812	20
Sterling Construction Co., Inc. (Æ)	351	5
SYKES Enterprises, Inc. (Æ)	1,238	27
TAL International Group, Inc.	500	17
Team, Inc. (Æ)	400	9
Tennant Co.	665	26
Textainer Group Holdings, Ltd. (Ñ)	647	21
Thomas & Betts Corp. (Æ)	85	5
Timken Co.	583	30
Tredegar Corp.	1,149	22
Trimas Corp. (Æ)	1,549	32
Trinity Industries, Inc.	124	4
Twin Disc, Inc.	1,062	35
Valmont Industries, Inc.	44	4
Xerium Technologies, Inc. (Æ)(Ñ)	189	4

		2,146

Information Technology - 16.9%
ACI Worldwide, Inc. (Æ)	1,303	42
Advanced Energy Industries, Inc. (Æ)	1,250	19
Amkor Technology, Inc. (Æ)	5,767	37
Ancestry.com, Inc. (Æ)(Ñ)	959	39
Anixter International, Inc. (Ñ)	679	46
Avid Technology, Inc. (Æ)(Ñ)	833	15
Black Box Corp. (Ñ)	583	19
Blue Coat Systems, Inc. (Æ)	739	17
Brightpoint, Inc. (Æ)	2,945	27
Brooks Automation, Inc. (Æ)	2,229	25
CACI International, Inc. Class A (Æ)	790	50
Cardtronics, Inc. (Æ)(Ñ)	1,797	40
Coherent, Inc. (Æ)	726	41
Convio, Inc. (Æ)(Ñ)	368	4
Dice Holdings, Inc. (Æ)	1,273	19
Electro Rent Corp.	500	8
Entegris, Inc. (Æ)	4,793	44

12	Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
ePlus, Inc. (Æ)	300	8
Fair Isaac Corp.	1,355	40
Gerber Scientific, Inc. (Æ)	1,000	10
Guidance Software, Inc. (Æ)	900	7
IAC/InterActiveCorp (Æ)(Ñ)	149	5
Insight Enterprises, Inc. (Æ)	1,515	25
Interactive Intelligence, Inc. (Æ)(Ñ)	714	26
j2 Global Communications, Inc. (Æ)(Ñ)	1,167	34
Jack Henry & Associates, Inc.	1,574	49
Kenexa Corp. (Æ)	1,218	39
Keynote Systems, Inc.	500	11
Kulicke & Soffa Industries, Inc. (Æ)	2,624	32
Lattice Semiconductor Corp. (Æ)	4,645	31
Liquidity Services, Inc. (Æ)(Ñ)	1,778	37
Littelfuse, Inc.	654	39
Magma Design Automation, Inc. (Æ)	5,686	40
Manhattan Associates, Inc. (Æ)	738	27
MAXIMUS, Inc.	561	47
Measurement Specialties, Inc. (Æ)	1,031	39
Mentor Graphics Corp. (Æ)	2,337	31
MicroStrategy, Inc. Class A (Æ)	211	31
MKS Instruments, Inc. (Ñ)	1,419	37
Monotype Imaging Holdings, Inc. (Æ)	700	10
MTS Systems Corp.	651	27
Nanometrics, Inc. (Æ)	600	9
Netscout Systems, Inc. (Æ)(Ñ)	1,291	30
Newport Corp. (Æ)	1,980	36
NIC, Inc.	2,093	27
Opnet Technologies, Inc.	673	26
OSI Systems, Inc. (Æ)	751	30
PC Connection, Inc. (Æ)	700	6
Perficient, Inc. (Æ)(Ñ)	600	7
Plantronics, Inc.	695	25
Power-One, Inc. (Æ)(Ñ)	3,073	26
Powerwave Technologies, Inc. (Æ)	8,492	32
Progress Software Corp. (Æ)	1,253	34
QuinStreet, Inc. (Æ)	902	14
Richardson Electronics, Ltd.	650	9
Rofin-Sinar Technologies, Inc. (Æ)	506	18
Rudolph Technologies, Inc. (Æ)	625	7
Seachange International, Inc. (Æ)	529	6
Stamps.com, Inc.	1,200	15
Symmetricom, Inc. (Æ)	1,200	7
Take-Two Interactive Software, Inc. (Æ)	1,833	30
TeleTech Holdings, Inc. (Æ)	1,344	24
TIBCO Software, Inc. (Æ)(Ñ)	2,618	74
TTM Technologies, Inc. (Æ)(Ñ)	1,828	30
ValueClick, Inc. (Æ)	2,435	44
Veeco Instruments, Inc. (Æ)	640	37
VeriFone Systems, Inc. (Æ)(Ñ)	1,413	68
Virtusa Corp. (Æ)(Ñ)	500	10
Vishay Intertechnology, Inc. (Æ)	1,857	29
Vocus, Inc. (Æ)(Ñ)	400	11
Websense, Inc. (Æ)	1,129	28
X-Rite, Inc. (Æ)	1,500	7
Zygo Corp. (Æ)	600	9

		1,939

Materials - 8.1%
AK Steel Holding Corp.	285	4
AM Castle & Co. (Æ)	500	9
AMCOL International Corp. (Ñ)	758	28
American Vanguard Corp. (Æ)(Ñ)	626	8
Boise, Inc.	2,778	23
Buckeye Technologies, Inc.	1,377	35
Cabot Corp.	108	5
Ferro Corp. (Æ)	3,058	40
Georgia Gulf Corp. (Æ)	820	23
Graphic Packaging Holding Co. (Æ)	4,735	26
Haynes International, Inc.	434	24
Horsehead Holding Corp. (Æ)	1,693	23
Innophos Holdings, Inc.	877	39
KapStone Paper and Packaging Corp. (Æ)(Ñ)	1,967	32
Koppers Holdings, Inc. (Ñ)	628	25
LSB Industries, Inc. (Æ)	586	28
Materion Corp. (Æ)	788	31
Minerals Technologies, Inc.	628	43
Neenah Paper, Inc.	296	7
NewMarket Corp.	193	34
Noranda Aluminum Holding Corp. (Æ)	2,082	31
OM Group, Inc. (Æ)	986	37
PH Glatfelter Co.	1,602	25
PolyOne Corp. (Ñ)	1,900	29
Quaker Chemical Corp.	250	11
Rockwood Holdings, Inc. (Æ)	1,067	56
Sensient Technologies Corp. (Ñ)	933	36
Solutia, Inc. (Æ)	2,375	59
TPC Group, Inc. (Æ)	600	22
Universal Stainless & Alloy (Æ)	210	8
Westlake Chemical Corp.	644	36
Worthington Industries, Inc.	1,471	32
WR Grace & Co. (Æ)(Ñ)	1,290	60

		929

Telecommunication Services - 0.7%
General Communication, Inc. Class A (Æ)	1,500	19
IDT Corp. Class B	300	9
Level 3 Communications, Inc. (Æ)(Ñ)	3,197	7

Small Cap Fund	13

SSgA
Small Cap Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
USA Mobility, Inc.	823	13
Vonage Holdings Corp. (Æ)	7,547	36

		84

Utilities - 2.0%
Atmos Energy Corp. (Ñ)	136	5
CH Energy Group, Inc. (Ñ)	726	39
Chesapeake Utilities Corp.	843	34
El Paso Electric Co.	1,410	44
NorthWestern Corp.	883	29
Portland General Electric Co.	1,420	37
Southwest Gas Corp.	1,209	47

		235

Total Common Stocks (cost $9,961)		11,465

Short-Term Investments - 0.4%
SSgA Prime Money Market Fund	47,849	48

Total Short-Term Investments (cost $48)		48

Other Securities - 23.3%
State Street Navigator Securities Prime Lending Portfolio (X)	2,675,189	2,675

Total Other Securities (cost $2,675)		2,675

Total Investments - 123.4% (identified cost $12,684)		14,188

Other Assets and Liabilities, Net - (23.4%)		(2,692)

Net Assets - 100.0%		11,496

See accompanying notes which are an integral part of the financial statements.

14	Small Cap Fund

SSgA
Small Cap Fund

Presentation of Portfolio Holdings — May 31, 2011 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$1,738	$—	$—	$1,738
Consumer Staples	408	—	—	408
Energy	629	—	—	629
Financials	1,911	—	—	1,911
Health Care	1,446	—	—	1,446
Industrials	2,146	—	—	2,146
Information Technology	1,939	—	—	1,939
Materials	929	—	—	929
Telecommunication Services	84	—	—	84
Utilities	235	—	—	235
Short-Term Investments	48	—	—	48
Other Securities	—	2,675	—	2,675

Total Investments	$11,513	$2,675	$—	$14,188

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund	15

This page has been intentionally left blank.

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 99.6%

Apartments - 17.4%
AvalonBay Communities, Inc. (Ñ)(ö)	24,790	3,299
Camden Property Trust (ö)	19,523	1,255
Equity Residential (ö)	69,135	4,274
Essex Property Trust, Inc. (ö)	11,043	1,520
UDR, Inc. (ö)	45,082	1,175

		11,523

Diversified - 8.1%
Colonial Properties Trust (ö)	46,731	986
Vornado Realty Trust (ö)	44,194	4,348

		5,334

Factory Outlets - 1.6%
Tanger Factory Outlet Centers (ö)	38,649	1,061

Healthcare - 5.6%
HCP, Inc. (ö)	36,396	1,381
Ventas, Inc. (Ñ)(ö)	41,629	2,348

		3,729

Hotels/Leisure - 8.9%
Host Hotels & Resorts, Inc. (Ñ)(ö)	177,171	3,115
Hyatt Hotels Corp. Class A (Æ)	13,179	587
LaSalle Hotel Properties (ö)	46,641	1,305
Starwood Hotels & Resorts Worldwide, Inc. (ö)	14,879	907

		5,914

Industrial - 10.3%
AMB Property Corporation	41,208	1,524
Digital Realty Trust, Inc. (ö)	34,072	2,125
DuPont Fabros Technology, Inc. (Ñ)(ö)	32,924	861
ProLogis, Inc. (ö)	141,459	2,343

		6,853

Office - 14.5%
Boston Properties, Inc. (ö)	36,552	3,961
Brookfield Office Properties, Inc.	36,608	720
Corporate Office Properties Trust (Ñ)(ö)	25,703	910
Douglas Emmett, Inc. (Ñ)(ö)	73,015	1,537
SL Green Realty Corp. (Ñ)(ö)	27,631	2,487

		9,615

Other - 2.2%
CB Richard Ellis Group, Inc. Class A (Æ)	31,496	832
Jones Lang LaSalle, Inc.	6,246	607

		1,439

Regional Malls- 16.8%
Macerich Co. (The) (ö)	32,336	1,758
Simon Property Group, Inc. (ö)	70,613	8,337
Taubman Centers, Inc. (ö)	17,225	1,043

		11,138

Shopping Centers - 6.9%
Acadia Realty Trust (ö)	36,186	747
Federal Realty Investment Trust (ö)	15,426	1,351
Kimco Realty Corp. (ö)	127,661	2,491

		4,589

Storage - 7.3%
Extra Space Storage, Inc. (Ñ)(ö)	46,925	1,021
Public Storage (ö)	32,477	3,843

		4,864

Total Common Stocks (cost $35,667)		66,059

Warrants & Rights - 0.0%

Office - 0.0%
Brookfield Office Properties, Inc. 2011 Rights	37,180	1

Total Warrants & Rights (cost $3)		1

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	100	— ±

Total Short-Term Investments (cost $0)		— ±

Other Securities - 20.6%
State Street Navigator Securities Prime Lending Portfolio (X)	13,641,850	13,642

Total Other Securities (cost $13,642)		13,642

Total Investments - 120.2% (identified cost $49,312)		79,702

Other Assets and Liabilities, Net - (20.2%)		(13,410)

Net Assets - 100.0%		66,292

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund	17

SSgA
Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — May 31, 2011 (Unaudited)

Amounts in thousands
	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Apartments	$11,523	$—	$—	$11,523
Diversified	5,334	—	—	5,334
Factory Outlets	1,061	—	—	1,061
Healthcare	3,729	—	—	3,729
Hotels/Leisure	5,914	—	—	5,914
Industrial	6,853	—	—	6,853
Office	9,615	—	—	9,615
Other	1,439	—	—	1,439
Regional Malls	11,138	—	—	11,138
Shopping Centers	4,589	—	—	4,589
Storage	4,864	—	—	4,864
Warrants & Rights	1	—	—	1
Short-Term Investments	—	—	—	—
Other Securities	—	13,642	—	13,642

Total Investments	$66,060	$13,642	$—	$79,702

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

18	Tuckerman Active REIT Fund

SSgA
IAM SHARES Fund

Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 97.7%

Consumer Discretionary - 11.7%
99 Cents Only Stores (Æ)(Ñ)	6,800	141
Amazon.com, Inc. (Æ)	4,500	885
AutoNation, Inc. (Æ)(Ñ)	7,300	256
Bed Bath & Beyond, Inc. (Æ)(Ñ)	3,900	210
Best Buy Co., Inc. (Ñ)	5,225	166
Brunswick Corp.	3,500	76
Cablevision Systems Corp. Class A	3,200	114
Carnival Corp.	4,300	167
CBS Corp. Class B	10,201	285
Coach, Inc.	11,376	724
Comcast Corp. Class A	42,966	1,084
Denny’s Corp. (Æ)(Ñ)	14,500	59
DIRECTV, Inc. Class A (Æ)	11,111	558
DR Horton, Inc. (Ñ)	5,100	62
Ethan Allen Interiors, Inc.	4,666	109
Family Dollar Stores, Inc.	3,600	201
Ford Motor Co. (Æ)	50,443	753
Gannett Co., Inc.	3,500	50
Gap, Inc. (The)	7,300	142
Genuine Parts Co.	2,800	153
Goodyear Tire & Rubber Co. (The) (Æ)	4,300	76
H&R Block, Inc. (Ñ)	3,700	60
Hanesbrands, Inc. (Æ)	3,100	94
Harley-Davidson, Inc.	7,200	268
Home Depot, Inc.	27,700	1,005
Jakks Pacific, Inc. (Æ)(Ñ)	100	2
JC Penney Co., Inc.	3,900	138
Johnson Controls, Inc.	9,500	376
Kohl’s Corp.	5,700	303
Leggett & Platt, Inc.	7,900	204
Liberty Global, Inc. Class A (Æ)	3,900	176
Liberty Media Corp. - Capital (Æ)	601	55
Liberty Media Corp. - Interactive (Æ)	7,298	133
Lowe’s Cos., Inc.	20,000	483
Macy’s, Inc.	9,268	268
Marriott International, Inc. Class A	9,400	355
Matthews International Corp. Class A	3,000	117
McClatchy Co. (The) Class A (Æ)	3,070	9
McDonald’s Corp.	17,930	1,462
Meredith Corp.	4,900	155
New York Times Co. (The) Class A (Æ)	7,200	58
Newell Rubbermaid, Inc.	10,100	180
News Corp. Class A	27,100	497
Nike, Inc. Class B	2,500	211
Nordstrom, Inc.	3,600	169
Omnicom Group, Inc.	3,200	150
Penske Automotive Group, Inc. (Ñ)	1,100	23
Phillips-Van Heusen Corp.	5,200	343
priceline.com, Inc. (Æ)	700	361
Sears Holdings Corp. (Æ)	4,339	308
Sonic Automotive, Inc. Class A (Ñ)	4,700	61
Staples, Inc.	8,400	141
Starbucks Corp.	8,800	324
Starwood Hotels & Resorts Worldwide, Inc. (ö)	4,300	262
Target Corp.	14,600	723
Tiffany & Co.	6,000	454
Time Warner Cable, Inc.	4,363	337
Time Warner, Inc.	17,383	633
Viacom, Inc. Class A	10,001	504
Walt Disney Co. (The)	29,400	1,224
Washington Post Co. (The) Class B	321	132
Whirlpool Corp.	3,000	251
Wyndham Worldwide Corp.	3,360	117
Yum! Brands, Inc.	5,200	288

		19,685

Consumer Staples - 10.0%
Altria Group, Inc.	34,585	970
Archer-Daniels-Midland Co. (Ñ)	9,698	314
Arden Group, Inc. Class A (Ñ)	700	63
Campbell Soup Co.	5,990	208
Church & Dwight Co., Inc.	1,600	135
Coca-Cola Co. (The)	31,675	2,116
Colgate-Palmolive Co.	3,700	324
ConAgra Foods, Inc.	9,900	252
Costco Wholesale Corp.	7,000	577
CVS Caremark Corp.	19,119	740
Dean Foods Co. (Æ)	4,700	65
Energizer Holdings, Inc. (Æ)(Ñ)	400	31
Great Atlantic & Pacific Tea Co. (Æ)	13,200	2
Imperial Sugar Co.	2,800	50
JM Smucker Co. (The)	4,007	318
Katy Industries, Inc. (Æ)	5,900	1
Kellogg Co.	5,435	310
Kimberly-Clark Corp.	8,188	559
Kraft Foods, Inc. Class A	24,309	850
Kroger Co. (The)	15,300	380
Mead Johnson Nutrition Co. Class A	2,722	184
PepsiCo, Inc.	22,338	1,589
Philip Morris International, Inc.	29,085	2,087
Procter & Gamble Co. (The)	41,621	2,789
Rite Aid Corp. (Æ)	25,600	27
Safeway, Inc.	11,100	274
Sara Lee Corp.	17,430	341
SUPERVALU, Inc.	5,900	61
Sysco Corp.	10,400	335
TreeHouse Foods, Inc. (Æ)(Ñ)	1,600	97
Walgreen Co.	16,300	711

		16,760

IAM SHARES Fund	19

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Energy - 12.5%
Anadarko Petroleum Corp.	7,000	557
Apache Corp.	5,400	673
Baker Hughes, Inc.	7,200	532
BP PLC - ADR	2,893	134
Cameron International Corp. (Æ)	4,400	210
Chesapeake Energy Corp.	5,200	163
Chevron Corp.	29,829	3,129
ConocoPhillips	23,777	1,741
Devon Energy Corp.	7,700	647
El Paso Corp. (Ñ)	10,300	217
EOG Resources, Inc.	3,200	349
Exxon Mobil Corp.	74,780	6,242
Halliburton Co.	18,160	911
Hess Corp.	6,700	530
Lufkin Industries, Inc.	1,400	127
Marathon Oil Corp.	8,200	444
National Oilwell Varco, Inc.	4,400	319
Newfield Exploration Co. (Æ)	1,800	134
Occidental Petroleum Corp.	9,500	1,025
Schlumberger, Ltd.	21,882	1,876
Southwestern Energy Co. (Æ)	5,700	249
Spectra Energy Corp.	9,498	262
Valero Energy Corp.	8,200	225
Williams Cos., Inc. (The)	8,400	264

		20,960

Financials - 13.5%
Aegon NV (Æ)	8,014	56
Aflac, Inc.	7,900	378
Allstate Corp. (The)	8,800	276
American Express Co.	19,300	996
American Financial Group, Inc.	15,521	552
American International Group, Inc. (Æ)(Ñ)	1,703	49
Ameriprise Financial, Inc.	3,340	205
AON Corp.	5,900	308
Bank of America Corp.	130,632	1,535
Bank of New York Mellon Corp. (The)	15,898	447
BB&T Corp. (Ñ)	7,500	207
Berkshire Hathaway, Inc. Class B (Æ)	19,500	1,542
Capital One Financial Corp.	6,661	362
Charles Schwab Corp. (The)	13,300	240
Chubb Corp.	2,800	184
Citigroup, Inc.	43,510	1,790
CME Group, Inc. Class A	1,200	343
Discover Financial Services	6,550	156
E*Trade Financial Corp. (Æ)	1,170	18
Fifth Third Bancorp	6,400	84
Franklin Resources, Inc.	2,000	259
Goldman Sachs Group, Inc. (The)	6,900	971
Hartford Financial Services Group, Inc.	3,200	85
Host Hotels & Resorts, Inc. (Ñ)(ö)	28,417	500
HSBC Holdings PLC - ADR	9,132	478
Hudson City Bancorp, Inc.	7,600	69
IntercontinentalExchange, Inc. (Æ)	1,400	169
Janus Capital Group, Inc. (Ñ)	14,987	155
JPMorgan Chase & Co.	52,034	2,250
KeyCorp	6,500	55
M&T Bank Corp. (Ñ)	1,200	106
Marsh & McLennan Cos., Inc.	9,000	276
MetLife, Inc.	11,099	489
Moody’s Corp.	4,000	160
Morgan Stanley	16,400	396
Northern Trust Corp.	4,200	205
People’s United Financial, Inc.	8,200	109
Plum Creek Timber Co., Inc. (ö)	2,400	97
PNC Financial Services Group, Inc.	5,450	340
Potlatch Corp. (ö)	7,700	277
Principal Financial Group, Inc. (Ñ)	2,600	81
Progressive Corp. (The)	9,600	208
ProLogis, Inc. (ö)	3,200	53
Prudential Financial, Inc.	7,600	485
Public Storage (ö)	1,800	213
Regions Financial Corp. (Ñ)	9,142	65
Simon Property Group, Inc. (ö)	3,271	386
SLM Corp.	6,300	107
SunTrust Banks, Inc.	3,500	98
Travelers Cos., Inc. (The)	14,483	899
US Bancorp	23,612	604
Vornado Realty Trust (ö)	2,144	211
Wells Fargo & Co.	60,535	1,717
Weyerhaeuser Co. (ö)	14,290	308

		22,609

Health Care - 11.5%
Abbott Laboratories	21,900	1,144
Aetna, Inc.	7,900	345
Agilent Technologies, Inc. (Æ)	4,142	207
Allergan, Inc.	4,300	356
Allied Healthcare Products (Æ)(Ñ)	700	3
Amgen, Inc. (Æ)	14,872	900
Baxter International, Inc.	11,136	663
Biogen Idec, Inc. (Æ)	4,500	426
Boston Scientific Corp. (Æ)	17,863	128
Bristol-Myers Squibb Co.	21,688	624
Cardinal Health, Inc.	4,000	182
CareFusion Corp. (Æ)	2,000	58
Celgene Corp. (Æ)	7,300	445
Cigna Corp.	4,500	225
Coventry Health Care, Inc. (Æ)	2,100	74
Edwards Lifesciences Corp. (Æ)(Ñ)	4,466	396

20	IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Eli Lilly & Co.	13,700	527
Express Scripts, Inc. Class A (Æ)	9,200	548
Forest Laboratories, Inc. (Æ)	4,800	173
Gilead Sciences, Inc. (Æ)	13,400	559
Humana, Inc.	2,200	177
Johnson & Johnson	38,000	2,557
Life Technologies Corp. (Æ)(Ñ)	4,212	219
McKesson Corp.	4,600	394
Medco Health Solutions, Inc. (Æ)	8,624	516
Medtronic, Inc.	16,900	688
Merck & Co., Inc.	43,515	1,599
PerkinElmer, Inc.	4,700	130
Pfizer, Inc.	105,773	2,269
St. Jude Medical, Inc.	5,200	264
STERIS Corp.	3,191	115
Stryker Corp.	3,400	212
Thermo Fisher Scientific, Inc. (Æ)	7,600	498
UnitedHealth Group, Inc.	17,700	866
WellPoint, Inc.	8,100	633
Zimmer Holdings, Inc. (Æ)	3,370	228

		19,348

Industrials - 12.6%
3M Co.	11,300	1,067
Actuant Corp. Class A (Ñ)	5,600	141
Alaska Air Group, Inc. (Æ)(Ñ)	800	54
Ametek, Inc.	4,800	209
Arkansas Best Corp. (Ñ)	1,600	39
Avery Dennison Corp. (Ñ)	1,900	81
Avis Budget Group, Inc. (Æ)(Ñ)	1,800	32
AZZ, Inc.	800	35
Boeing Co. (The)	10,400	812
Caterpillar, Inc.	9,821	1,039
CSX Corp.	8,300	658
Cummins, Inc.	3,700	389
Danaher Corp.	11,600	633
Deere & Co.	7,200	620
Dover Corp.	5,300	356
Eaton Corp.	7,600	393
Emerson Electric Co.	12,600	687
FedEx Corp.	3,100	290
Gardner Denver, Inc.	800	67
General Dynamics Corp.	5,710	424
General Electric Co.	145,321	2,854
Goodrich Corp.	2,200	192
Hexcel Corp. (Æ)	2,600	54
HNI Corp.	900	22
Honeywell International, Inc.	10,862	647
Huntington Ingalls Industries, Inc. (Æ)	799	29
Illinois Tool Works, Inc.	8,608	493
Jacobs Engineering Group, Inc. (Æ)	2,800	129
Kansas City Southern (Æ)	2,550	150
Koninklijke Philips Electronics NV	1,161	32
L-3 Communications Holdings, Inc.	2,500	204
Lockheed Martin Corp.	4,819	375
Manitowoc Co., Inc. (The)	2,300	42
Manpower, Inc. (Ñ)	2,100	128
Masco Corp.	14,300	204
Norfolk Southern Corp.	6,700	491
Northrop Grumman Corp.	4,796	313
PACCAR, Inc.	6,675	334
Parker Hannifin Corp.	3,000	267
Precision Castparts Corp.	2,500	393
Raytheon Co.	5,800	292
Republic Services, Inc. Class A	4,680	148
Rockwell Automation, Inc.	3,900	324
Rockwell Collins, Inc.	2,100	128
RR Donnelley & Sons Co.	5,700	122
Ryder System, Inc.	4,800	264
Siemens AG - ADR	200	27
Snap-On, Inc.	1,000	60
Southwest Airlines Co.	10,425	123
Stanley Black & Decker, Inc.	4,715	348
Tecumseh Products Co. Class A (Æ)	1,600	17
Terex Corp. (Æ)	1,800	53
Textron, Inc.	3,900	89
Toro Co. (The)	2,300	147
Union Pacific Corp.	8,500	892
United Continental Holdings, Inc. (Æ)	734	18
United Parcel Service, Inc. Class B	15,714	1,155
United Technologies Corp.	13,500	1,185
US Airways Group, Inc. (Æ)(Ñ)	1,000	9
Valmont Industries, Inc.	300	30
Waste Management, Inc. (Ñ)	10,218	397
Watts Water Technologies, Inc. Class A	400	14

		21,221

Information Technology - 16.8%
Adobe Systems, Inc. (Æ)	8,200	284
Advanced Micro Devices, Inc. (Æ)	8,100	70
Amphenol Corp. Class A (Ñ)	5,200	281
Analog Devices, Inc.	6,800	280
Apple, Inc. (Æ)	12,400	4,313
Applied Materials, Inc.	20,600	284
Autodesk, Inc. (Æ)	3,000	129
Automatic Data Processing, Inc. (Ñ)	6,900	380
Broadcom Corp. Class A	5,850	210
CA, Inc.	4,900	115
Cisco Systems, Inc.	79,400	1,334
Computer Sciences Corp.	4,845	193
Corning, Inc.	23,600	475
Dell, Inc. (Æ)	26,300	423

IAM SHARES Fund	21

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Diebold, Inc.	2,300	76
eBay, Inc. (Æ)	16,100	502
Electronic Arts, Inc. (Æ)	6,400	156
EMC Corp. (Æ)	30,000	854
Energy Conversion Devices, Inc. (Æ)	8,400	12
F5 Networks, Inc. (Æ)	1,100	125
Google, Inc. Class A (Æ)	3,300	1,746
Hewlett-Packard Co.	34,932	1,306
Intel Corp.	75,400	1,697
International Business Machines Corp.	19,100	3,227
KLA-Tencor Corp.	2,500	108
Mastercard, Inc. Class A	1,400	402
Micron Technology, Inc. (Æ)	13,500	138
Microsoft Corp.	104,600	2,616
Motorola Mobility Holdings, Inc. (Æ)	4,487	113
Motorola Solutions, Inc. (Æ)	5,128	245
National Semiconductor Corp.	7,100	174
NetApp, Inc. (Æ)(Ñ)	4,900	268
Oracle Corp.	57,949	1,983
Paychex, Inc.	4,300	139
Qualcomm, Inc.	21,200	1,242
Quantum Corp. (Æ)	14,000	43
Seagate Technology PLC	2,200	37
Symantec Corp. (Æ)	16,445	321
Texas Instruments, Inc.	20,800	734
Total System Services, Inc.	2,032	38
Visa, Inc. Class A	3,000	243
Western Union Co. (The)	8,736	180
Xerox Corp.	19,200	196
Xilinx, Inc.	7,000	250
Yahoo!, Inc. (Æ)	20,700	343

		28,285

Materials - 3.5%
Air Products & Chemicals, Inc.	4,800	456
AK Steel Holding Corp.	5,800	89
Alcoa, Inc.	20,300	341
Allegheny Technologies, Inc. (Ñ)	3,300	221
AngloGold Ashanti, Ltd. - ADR	830	38
Ashland, Inc.	1,204	82
Ball Corp.	3,400	134
Bemis Co., Inc. (Ñ)	1,800	60
Crown Holdings, Inc. (Æ)	3,400	138
Dow Chemical Co. (The)	15,788	570
Ecolab, Inc.	3,800	209
EI du Pont de Nemours & Co.	8,700	464
FMC Corp.	1,300	110
Freeport-McMoRan Copper & Gold, Inc.	9,552	493
International Paper Co.	11,073	346
Martin Marietta Materials, Inc.	1,500	129
Materion Corp. (Æ)	1,000	40
MeadWestvaco Corp.	3,000	102
Monsanto Co.	5,100	362
Newmont Mining Corp.	5,200	294
Owens-Illinois, Inc. (Æ)	2,900	93
PPG Industries, Inc.	2,900	257
Schnitzer Steel Industries, Inc. Class A	1,100	65
Sherwin-Williams Co. (The)	3,500	307
Sigma-Aldrich Corp.	2,300	162
Temple-Inland, Inc.	5,100	121
Vulcan Materials Co.	3,600	146

		5,829

Telecommunication Services - 2.8%
AT&T, Inc.	81,781	2,581
CenturyLink, Inc.	8,265	357
Frontier Communications Corp. (Ñ)	9,906	88
Sprint Nextel Corp. (Æ)	39,389	230
Verizon Communications, Inc.	41,272	1,524

		4,780

Utilities - 2.8%
AES Corp. (The) (Æ)	11,000	143
Ameren Corp. (Ñ)	3,000	89
American Electric Power Co., Inc.	5,300	202
Consolidated Edison, Inc.	2,800	149
Constellation Energy Group, Inc.	3,000	111
Dominion Resources, Inc. (Ñ)	10,600	506
Duke Energy Corp. (Ñ)	19,496	366
Edison International	5,500	216
Entergy Corp.	2,900	198
Exelon Corp.	10,800	452
FirstEnergy Corp.	4,200	187
NextEra Energy, Inc.	6,500	377
PG&E Corp.	5,800	252
PPL Corp.	6,400	180
Public Service Enterprise Group, Inc.	8,400	281
Sempra Energy	4,100	226
Southern Co.	13,200	529
Wisconsin Energy Corp.	4,600	144
Xcel Energy, Inc.	4,000	99

		4,707

Total Common Stocks (cost $134,299)		164,184

22	IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Short-Term Investments - 2.1%
SSgA Prime Money Market Fund	3,091,306	3,091
United States Treasury Bills (ç)(ÿ)(§) Zero coupon due 07/07/11	473	473

Total Short-Term Investments (cost $3,564)		3,564

Other Securities - 6.6%
State Street Navigator Securities Prime Lending Portfolio (X)	11,138,109	11,138

Total Other Securities (cost $11,138)		11,138

Total Investments - 106.4% (identified cost $149,001)		178,886

Other Assets and Liabilities, Net - (6.4%)		(10,823)

Net Assets - 100.0%		168,063

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
	Number of	Notional		Expiration		(Depreciation)
Futures Contracts	Contracts	Amount		Date		$

Long Positions
S&P 500 Index (CME)	11	USD	3,696	06	/11	114

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						114

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund	23

SSgA
IAM SHARES Fund

Presentation of Portfolio Holdings — May 31, 2011 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$19,685	$—	$—	$19,685
Consumer Staples	16,760	—	—	16,760
Energy	20,960	—	—	20,960
Financials	22,609	—	—	22,609
Health Care	19,348	—	—	19,348
Industrials	21,221	—	—	21,221
Information Technology	28,285	—	—	28,285
Materials	5,829	—	—	5,829
Telecommunication Services	4,780	—	—	4,780
Utilities	4,707	—	—	4,707
Short-Term Investments	3,091	473	—	3,564
Other Securities	—	11,138	—	11,138

Total Investments	167,275	11,611	—	178,886

Other Financial Instruments
Futures Contracts	114	—	—	114

Total Other Financial Instruments*	$114	$—	$—	$114

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

24	IAM SHARES Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 100.9%

Consumer Discretionary - 13.8%
99 Cents Only Stores (Æ)	75	2
AH Belo Corp. Class A	379	3
American Greetings Corp. Class A	4,416	106
ANN, Inc. (Æ)	580	16
Arctic Cat, Inc. (Æ)	600	9
Ascena Retail Group, Inc. (Æ)	588	20
Belo Corp. Class A	6,831	54
Big 5 Sporting Goods Corp.	304	3
Biglari Holdings, Inc. (Æ)	373	149
Blyth, Inc.	905	41
Bob Evans Farms, Inc.	1,357	42
California Pizza Kitchen, Inc. (Æ)	4,491	83
Cato Corp. (The) Class A	3,376	92
CEC Entertainment, Inc.	796	32
Charming Shoppes, Inc. (Æ)	500	2
Christopher & Banks Corp.	1,100	7
Cinemark Holdings, Inc.	3,272	71
Cooper Tire & Rubber Co.	5,743	139
Core-Mark Holding Co., Inc. (Æ)	100	4
CPI Corp.	400	6
Dana Holding Corp. (Æ)	9,773	177
Denny’s Corp. (Æ)	7,146	29
Destination Maternity Corp.	2,047	42
Dillard’s, Inc. Class A	3,991	224
Domino’s Pizza, Inc. (Æ)	985	25
Drew Industries, Inc.	828	22
DSW, Inc. Class A (Æ)	3,854	193
Einstein Noah Restaurant Group, Inc.	400	6
EW Scripps Co. Class A (Æ)	3,741	32
Exide Technologies (Æ)	7,741	76
Express, Inc.	5,022	106
Finish Line, Inc. (The) Class A	7,533	174
Genesco, Inc. (Æ)	2,484	112
Hooker Furniture Corp.	900	10
HSN, Inc. (Æ)	2,208	78
Interval Leisure Group, Inc. (Æ)	1,072	14
Jakks Pacific, Inc. (Æ)	4,230	84
Jones Group, Inc. (The)	5,694	70
Journal Communications, Inc. Class A (Æ)	1,800	10
Kid Brands, Inc. (Æ)	500	3
Knology, Inc. (Æ)	2,251	35
Libbey, Inc. (Æ)	1,171	18
Lifetime Brands, Inc.	1,300	15
Lincoln Educational Services Corp.	180	3
Live Nation Entertainment, Inc. (Æ)	1,123	13
Maidenform Brands, Inc. (Æ)	2,349	71
Matthews International Corp. Class A	1,774	69
McCormick & Schmick’s Seafood Restaurants, Inc. (Æ)	500	5
Monro Muffler Brake, Inc.	1,225	40
Multimedia Games Holding Co., Inc. (Æ)	2,630	14
National CineMedia, Inc.	5,515	98
O’Charleys, Inc. (Æ)	824	6
Orbitz Worldwide, Inc. (Æ)	985	2
Oxford Industries, Inc.	1,076	41
Papa John’s International, Inc. (Æ)	3,091	102
PEP Boys-Manny Moe & Jack	1,700	24
Perry Ellis International, Inc. (Æ)	4,388	137
PF Chang’s China Bistro, Inc.	2,308	93
PRIMEDIA, Inc.	940	7
Rent-A-Center, Inc. Class A	5,505	179
Ruby Tuesday, Inc. (Æ)	4,170	44
Scholastic Corp.	300	8
Select Comfort Corp. (Æ)	460	7
Shoe Carnival, Inc. (Æ)	697	19
Shuffle Master, Inc. (Æ)	4,716	51
Sinclair Broadcast Group, Inc. Class A	13,590	131
Sotheby’s Class A	1,208	51
Stage Stores, Inc.	8,586	155
Standard Motor Products, Inc.	900	14
Steiner Leisure, Ltd. (Æ)	851	43
Steinway Musical Instruments, Inc. (Æ)	238	6
Stewart Enterprises, Inc. Class A	3,648	27
Sturm Ruger & Co., Inc.	3,066	67
Superior Industries International, Inc.	200	4
Timberland Co. Class A (Æ)	3,322	108
Unifi, Inc. (Æ)	1,136	16
Warnaco Group, Inc. (The) (Æ)	2,960	163
Wolverine World Wide, Inc.	1,169	46

		4,300

Consumer Staples - 2.7%
B&G Foods, Inc. Class A	2,564	48
Boston Beer Co., Inc. Class A (Æ)	200	17
Casey’s General Stores, Inc.	472	20
Central Garden and Pet Co. Class A (Æ)	6,968	70
Darling International, Inc. (Æ)	7,694	147
Inter Parfums, Inc.	171	4
J&J Snack Foods Corp.	1,295	67
Lancaster Colony Corp.	223	14
Nash Finch Co.	2,215	83
Nu Skin Enterprises, Inc. Class A	2,003	78
Nutraceutical International Corp. (Æ)	200	3
Pantry, Inc. (The) (Æ)	614	11
Prestige Brands Holdings, Inc. (Æ)	11,860	153
Revlon, Inc. Class A (Æ)	2,407	42

Enhanced Small Cap Fund	25

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Smart Balance, Inc. (Æ)	11,697	64
Spartan Stores, Inc.	1,000	19
Village Super Market, Inc. Class A	146	4
Weis Markets, Inc.	200	8

		852

Energy - 7.1%
Approach Resources, Inc. (Æ)	2,128	55
Bill Barrett Corp. (Æ)	4,248	189
Cal Dive International, Inc. (Æ)	13,649	89
Callon Petroleum Co. (Æ)	2,300	16
Cheniere Energy, Inc. (Æ)	550	6
Clayton Williams Energy, Inc. (Æ)	1,290	97
Cloud Peak Energy, Inc. (Æ)	6,401	136
Complete Production Services, Inc. (Æ)	3,413	113
Contango Oil & Gas Co. (Æ)	2,503	155
Crosstex Energy, Inc.	4,933	56
CVR Energy, Inc. (Æ)	7,238	158
DHT Holdings, Inc.	10,915	44
Energy Partners, Ltd. (Æ)	7,965	128
Georesources, Inc. (Æ)	2,011	50
Goodrich Petroleum Corp. (Æ)	290	6
Helix Energy Solutions Group, Inc. (Æ)	4,750	83
International Coal Group, Inc. (Æ)	9,507	138
ION Geophysical Corp. (Æ)	2,233	23
Natural Gas Services Group, Inc. (Æ)	200	4
Newpark Resources, Inc. (Æ)	9,331	91
Parker Drilling Co. (Æ)	5,644	36
Petroquest Energy, Inc. (Æ)	6,035	48
Pioneer Drilling Co. (Æ)	7,150	105
REX American Resources Corp. (Æ)	200	3
Tesco Corp. (Æ)	700	14
Tetra Technologies, Inc. (Æ)	11,057	151
Vaalco Energy, Inc. (Æ)	6,330	45
W&T Offshore, Inc.	5,333	138
Warren Resources, Inc. (Æ)	2,600	10
Western Refining, Inc. (Æ)	800	14

		2,201

Financials - 19.9%
1st Source Corp.	2,766	58
Abington Bancorp, Inc.	300	3
Advance America Cash Advance Centers, Inc.	3,200	20
Alliance Financial Corp.	100	3
Alterra Capital Holdings, Ltd.	127	3
American Capital Agency Corp. (ö)	947	29
American Equity Investment Life Holding Co.	6,668	87
Ameris Bancorp (Æ)	2,742	25
Amtrust Financial Services, Inc.	3,055	69
Anworth Mortgage Asset Corp. (ö)	21,078	153
Apollo Commercial Real Estate Finance, Inc. (ö)	1,754	29
Apollo Investment Corp.	4,119	47
Argo Group International Holdings, Ltd.	1,926	57
Arrow Financial Corp.	661	16
Artio Global Investors, Inc. Class A	8,561	120
Associated Estates Realty Corp. (ö)	5,751	97
Bancfirst Corp.	190	8
Banco Latinoamericano de Comercio Exterior SA Class E	4,608	83
Bancorp, Inc. (Æ)	2,531	26
Bank of Marin Bancorp	200	7
Bank of the Ozarks, Inc.	1,093	53
BankFinancial Corp.	546	5
Berkshire Hills Bancorp, Inc.	619	14
BGC Partners, Inc. Class A	1,916	16
BlackRock Kelso Capital Corp.	1,714	17
Camden National Corp.	200	6
CapLease, Inc. (ö)	7,664	39
Capstead Mortgage Corp. (ö)	12,708	169
Cardinal Financial Corp.	965	11
Cathay General Bancorp	2,903	47
Center Financial Corp. (Æ)	900	6
Chatham Lodging Trust (ö)	200	3
Chemical Financial Corp.	742	15
City Holding Co.	1,485	48
Clifton Savings Bancorp, Inc.	900	10
CNA Surety Corp. (Æ)	266	7
Cogdell Spencer, Inc. (ö)	2,600	16
Colonial Properties Trust (ö)	1,314	28
Colony Financial, Inc. (ö)	2,748	51
Community Bank System, Inc.	1,122	28
Community Trust Bancorp, Inc.	920	25
Compass Diversified Holdings	2,666	42
Credit Acceptance Corp. (Æ)	532	43
CreXus Investment Corp. (ö)	9,437	107
Delphi Financial Group, Inc. Class A	3,808	111
Diamond Hill Investment Group, Inc.	120	10
Dime Community Bancshares, Inc.	2,109	30
Dynex Capital, Inc. (ö)	322	3
Eagle Bancorp, Inc. (Æ)	280	3
Education Realty Trust, Inc. (ö)	6,473	56
Ezcorp, Inc. Class A (Æ)	5,445	178
FelCor Lodging Trust, Inc. (Æ)(ö)	18,668	116
Fifth Street Finance Corp.	410	5
First Bancorp	1,000	12
First Commonwealth Financial Corp.	9,848	58
First Community Bancshares, Inc.	1,500	22
First Financial Corp.	520	17
First of Long Island Corp. (The)	200	5

26	Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
First Potomac Realty Trust (ö)	3,668	61
Flagstone Reinsurance Holdings SA	4,908	43
Flushing Financial Corp.	1,541	21
FNB Corp.	8,154	86
Fox Chase Bancorp, Inc.	1,902	25
FPIC Insurance Group, Inc. (Æ)	415	17
Gladstone Capital Corp.	700	7
Gladstone Commercial Corp. (ö)	171	3
Gladstone Investment Corp.	700	5
Gleacher & Co., Inc. (Æ)	2,861	6
Glimcher Realty Trust (ö)	540	5
Great Southern Bancorp, Inc.	465	9
Greenlight Capital Re, Ltd. Class A (Æ)	976	26
Harleysville Group, Inc.	1,344	43
Hatteras Financial Corp. (ö)	114	3
Hercules Technology Growth Capital, Inc.	5,001	55
Heritage Financial Corp.	200	3
Hersha Hospitality Trust Class A (ö)	13,536	81
Home Bancshares, Inc.	986	24
Home Federal Bancorp, Inc.	400	4
International Bancshares Corp.	3,338	57
Internet Capital Group, Inc. (Æ)	900	12
Invesco Mortgage Capital, Inc. (ö)	8,185	186
Investment Technology Group, Inc. (Æ)	6,264	95
Investors Bancorp, Inc. (Æ)	2,373	35
Kansas City Life Insurance Co.	310	9
Kayne Anderson Energy Development Co.	300	6
Kearny Financial Corp.	1,200	11
Kite Realty Group Trust (ö)	1,100	5
LaBranche & Co., Inc. (Æ)	4,726	19
Lakeland Bancorp, Inc.	567	6
Lakeland Financial Corp.	700	16
Lexington Realty Trust (ö)	15,733	148
Life Partners Holdings, Inc.	3,526	16
Maiden Holdings, Ltd.	4,892	46
MainSource Financial Group, Inc.	1,777	14
MB Financial, Inc.	900	18
MCG Capital Corp.	12,915	89
Meadowbrook Insurance Group, Inc.	9,067	89
MFA Financial, Inc. (ö)	26,552	219
Montpelier Re Holdings, Ltd.	3,257	61
MPG Office Trust, Inc. (Æ)(ö)	940	3
Nara Bancorp, Inc. (Æ)	1,100	9
National Financial Partners Corp. (Æ)	2,676	35
National Health Investors, Inc. (ö)	1,005	47
National Penn Bancshares, Inc.	3,280	25
NBT Bancorp, Inc.	1,834	40
Nelnet, Inc. Class A	1,800	40
Newcastle Investment Corp. (Æ)(ö)	6,550	36
NGP Capital Resources Co.	1,100	9
NorthStar Realty Finance Corp. (ö)	1,600	7
Northwest Bancshares, Inc.	10,235	128
OceanFirst Financial Corp.	420	6
Ocwen Financial Corp. (Æ)	4,984	60
Old National Bancorp	2,830	31
OmniAmerican Bancorp, Inc. (Æ)	300	4
Oppenheimer Holdings, Inc. Class A	386	11
Oriental Financial Group, Inc.	1,613	20
PennantPark Investment Corp.	3,932	49
Peoples Bancorp, Inc.	830	10
Piper Jaffray Cos. (Æ)	2,596	86
Platinum Underwriters Holdings, Ltd.	2,256	77
Primerica, Inc.	947	20
ProAssurance Corp. (Æ)	1,037	73
Prospect Capital Corp.	630	7
Prosperity Bancshares, Inc.	3,370	147
Provident Financial Services, Inc.	536	8
Provident New York Bancorp	325	3
Renasant Corp.	1,100	16
Republic Bancorp, Inc. Class A	1,552	32
Resource Capital Corp. (ö)	1,900	13
Safeguard Scientifics, Inc. (Æ)	1,011	20
Saul Centers, Inc. (ö)	434	17
SeaBright Holdings, Inc.	1,052	11
Signature Bank NY (Æ)	501	28
Solar Capital, Ltd.	1,021	25
Southside Bancshares, Inc.	801	16
Southwest Bancorp, Inc. (Æ)	630	8
Starwood Property Trust, Inc. (ö)	5,590	121
StellarOne Corp.	300	4
Strategic Hotels & Resorts, Inc. (Æ)(ö)	23,215	155
Suffolk Bancorp	1,025	16
Sun Communities, Inc. (ö)	2,024	81
Susquehanna Bancshares, Inc.	5,476	48
Taylor Capital Group, Inc. (Æ)	323	3
Terreno Realty Corp. (ö)	200	3
Texas Capital Bancshares, Inc. (Æ)	1,307	33
Tower Bancorp, Inc.	124	3
TowneBank/Portsmouth VA	482	7
Trustco Bank Corp. NY	2,142	13
Trustmark Corp.	454	11
Two Harbors Investment Corp. (ö)	15,357	165
UMB Financial Corp.	279	12
Umpqua Holdings Corp.	4,476	54
United Bankshares, Inc.	1,106	27
United Financial Bancorp, Inc.	300	5
U-Store-It Trust (ö)	5,730	65
ViewPoint Financial Group	900	12
WesBanco, Inc.	1,905	38
Western Alliance Bancorp (Æ)	1,211	9

Enhanced Small Cap Fund	27

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Westwood Holdings Group, Inc.	320	12
Wilshire Bancorp, Inc. (Æ)	3,983	12
Winthrop Realty Trust (ö)	400	5
Wintrust Financial Corp.	100	3
World Acceptance Corp. (Æ)	788	52

		6,202

Health Care - 12.6%
Albany Molecular Research, Inc. (Æ)	3,303	17
Alliance HealthCare Services, Inc. (Æ)	1,289	6
America Service Group, Inc.	600	16
American Dental Partners, Inc. (Æ)	383	5
AMERIGROUP Corp. Class A (Æ)	3,392	241
Angiodynamics, Inc. (Æ)	700	11
Antares Pharma, Inc. (Æ)	1,800	3
Ariad Pharmaceuticals, Inc. (Æ)	20,610	179
Arqule, Inc. (Æ)	6,873	50
Array Biopharma, Inc. (Æ)	2,400	6
Assisted Living Concepts, Inc. Class A	900	30
Bruker Corp. (Æ)	6,445	127
Cambrex Corp. (Æ)	500	2
Cantel Medical Corp.	3,362	80
Computer Programs & Systems, Inc.	265	17
CONMED Corp. (Æ)	1,215	34
Cornerstone Therapeutics, Inc. (Æ)	700	6
Corvel Corp. (Æ)	710	38
CryoLife, Inc. (Æ)	3,525	20
Cubist Pharmaceuticals, Inc. (Æ)	3,810	147
Cynosure, Inc. Class A (Æ)	411	5
DexCom, Inc. (Æ)	400	6
Durect Corp. (Æ)	6,270	22
Emergent Biosolutions, Inc. (Æ)	1,663	42
Endologix, Inc. (Æ)	630	5
Exelixis, Inc. (Æ)	1,876	22
Five Star Quality Care, Inc. (Æ)	6,632	51
Gentiva Health Services, Inc. (Æ)	200	5
Haemonetics Corp. (Æ)	1,074	73
Healthsouth Corp. (Æ)	4,737	133
Healthspring, Inc. (Æ)	3,012	132
ICU Medical, Inc. (Æ)	106	5
Impax Laboratories, Inc. (Æ)	4,440	119
Incyte Corp., Ltd. (Æ)	7,672	136
Integra LifeSciences Holdings Corp. (Æ)	340	17
Invacare Corp.	5,101	171
IRIS International, Inc. (Æ)	800	8
Kensey Nash Corp. (Æ)	1,340	35
Magellan Health Services, Inc. (Æ)	3,642	193
MAKO Surgical Corp. (Æ)	948	31
Medcath Corp. (Æ)	2,124	29
Medical Action Industries, Inc. (Æ)	1,000	10
Medidata Solutions, Inc. (Æ)	700	16
Metropolitan Health Networks, Inc. (Æ)	5,700	28
Nabi Biopharmaceuticals (Æ)	11,179	61
National Healthcare Corp.	100	5
Neurocrine Biosciences, Inc. (Æ)	6,710	55
NeurogesX, Inc. (Æ)	200	1
NxStage Medical, Inc. (Æ)	3,387	64
Obagi Medical Products, Inc. (Æ)	890	9
Omnicell, Inc. (Æ)	2,490	38
Orthofix International NV (Æ)	515	21
Par Pharmaceutical Cos., Inc. (Æ)	5,125	176
PDL BioPharma, Inc.	22,264	148
Providence Service Corp. (The) (Æ)	2,964	40
PSS World Medical, Inc. (Æ)	1,820	53
Questcor Pharmaceuticals, Inc. (Æ)	3,169	73
RTI Biologics, Inc. (Æ)	4,434	14
Santarus, Inc. (Æ)	9,940	35
Sciclone Pharmaceuticals, Inc. (Æ)	7,900	46
Sirona Dental Systems, Inc. (Æ)	3,376	182
SonoSite, Inc. (Æ)	1,874	67
Spectranetics Corp. (Æ)	910	5
Sunrise Senior Living, Inc. (Æ)	8,872	88
SuperGen, Inc. (Æ)	6,102	20
Synovis Life Technologies, Inc. (Æ)	700	12
Team Health Holdings, Inc. (Æ)	300	7
Triple-S Management Corp. Class B (Æ)	1,480	33
Universal American Corp.	3,377	31
US Physical Therapy, Inc.	1,200	31
Vanda Pharmaceuticals, Inc. (Æ)	6,022	45
Vical, Inc. (Æ)	3,739	14
Viropharma, Inc. (Æ)	8,798	170
WellCare Health Plans, Inc. (Æ)	474	23
Wright Medical Group, Inc. (Æ)	189	3
Zalicus, Inc. (Æ)	15,600	41

		3,940

Industrials - 15.2%
AAON, Inc.	277	9
AAR Corp.	200	5
ACCO Brands Corp. (Æ)	7,670	64
Air Transport Services Group, Inc. (Æ)	4,091	31
Alamo Group, Inc.	800	20
Alaska Air Group, Inc. (Æ)	2,842	192
Albany International Corp. Class A	400	11
Altra Holdings, Inc. (Æ)	2,662	70
Amerco, Inc. (Æ)	826	75
American Woodmark Corp.	901	18
Ampco-Pittsburgh Corp.	253	6
AO Smith Corp.	2,784	116
Applied Industrial Technologies, Inc.	2,235	80
Astronics Corp. (Æ)	200	5
Atlas Air Worldwide Holdings, Inc. (Æ)	1,421	90

28	Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Avis Budget Group, Inc. (Æ)	858	15
AZZ, Inc.	400	18
Belden, Inc.	3,066	110
Brady Corp. Class A	771	27
Brink’s Co. (The)	5,315	158
CBIZ, Inc. (Æ)	4,871	37
Celadon Group, Inc. (Æ)	5,559	78
Ceradyne, Inc. (Æ)	3,087	138
Clarcor, Inc.	580	25
Comfort Systems USA, Inc.	5,688	59
Consolidated Graphics, Inc. (Æ)	2,481	137
Courier Corp.	500	6
Cubic Corp.	728	37
Dolan Co. (The) (Æ)	2,790	29
Ducommun, Inc.	3,494	69
DXP Enterprises, Inc. (Æ)	1,586	41
Dycom Industries, Inc. (Æ)	1,012	17
EMCOR Group, Inc. (Æ)	2,453	75
EnerSys (Æ)	4,558	163
EnPro Industries, Inc. (Æ)	3,327	152
Exponent, Inc. (Æ)	400	17
Force Protection, Inc. (Æ)	11,254	55
Franklin Electric Co., Inc.	600	27
G&K Services, Inc. Class A	300	10
GenCorp, Inc. (Æ)	5,322	33
Generac Holdings, Inc. (Æ)	400	7
Geo Group, Inc. (The) (Æ)	3,312	81
Gibraltar Industries, Inc. (Æ)	2,628	34
Great Lakes Dredge & Dock Corp.	19,666	119
H&E Equipment Services, Inc. (Æ)	621	9
Hawaiian Holdings, Inc. (Æ)	3,811	21
Heartland Express, Inc.	5,282	88
Herman Miller, Inc.	257	6
Houston Wire & Cable Co.	183	3
Huron Consulting Group, Inc. (Æ)	700	21
Kadant, Inc. (Æ)	3,136	92
Kimball International, Inc. Class B	653	4
Knoll, Inc.	2,842	55
Lawson Products, Inc.	319	6
LB Foster Co. Class A	331	12
LMI Aerospace, Inc. (Æ)	1,700	36
M&F Worldwide Corp. (Æ)	940	20
MasTec, Inc. (Æ)	3,094	65
Mistras Group, Inc. (Æ)	1,251	22
Mueller Industries, Inc.	1,687	63
NACCO Industries, Inc. Class A	565	55
National Presto Industries, Inc.	492	52
Nordson Corp.	4,159	216
Old Dominion Freight Line, Inc. (Æ)	550	21
On Assignment, Inc. (Æ)	3,145	35
Pacer International, Inc. (Æ)	1,131	6
Park-Ohio Holdings Corp. (Æ)	800	17
Powell Industries, Inc. (Æ)	73	3
Quanex Building Products Corp.	4,046	80
Rollins, Inc.	2,522	51
Saia, Inc. (Æ)	597	9
Sauer-Danfoss, Inc. (Æ)	2,708	145
Schawk, Inc. Class A	800	14
Seaboard Corp.	53	122
SFN Group, Inc. (Æ)	9,956	103
Skywest, Inc.	189	3
Standard Parking Corp. (Æ)	988	16
Standex International Corp.	905	30
Sterling Construction Co., Inc. (Æ)	1,340	18
TAL International Group, Inc.	1,993	67
Tecumseh Products Co. Class A (Æ)	304	3
Teledyne Technologies, Inc. (Æ)	580	29
Tredegar Corp.	2,590	50
Trimas Corp. (Æ)	3,109	63
Twin Disc, Inc.	1,732	58
United Rentals, Inc. (Æ)	752	21
United Stationers, Inc.	100	7
US Airways Group, Inc. (Æ)	10,610	97
Viad Corp.	1,778	40
VSE Corp.	200	5
Watts Water Technologies, Inc. Class A	1,379	48
Werner Enterprises, Inc.	6,177	155
Woodward, Inc.	710	25

		4,753

Information Technology - 19.3%
ACI Worldwide, Inc. (Æ)	5,350	173
Actuate Corp. (Æ)	800	4
Acxiom Corp. (Æ)	5,526	76
Amkor Technology, Inc. (Æ)	3,417	22
Anaren, Inc. (Æ)	2,018	35
Anixter International, Inc.	395	27
Arris Group, Inc. (Æ)	9,839	111
Aviat Networks, Inc. (Æ)	7,047	33
Benchmark Electronics, Inc. (Æ)	4,502	78
Black Box Corp.	861	28
Bottomline Technologies, Inc. (Æ)	1,602	42
Brightpoint, Inc. (Æ)	8,149	74
Cabot Microelectronics Corp. (Æ)	2,753	138
Cardtronics, Inc. (Æ)	7,884	175
Ciber, Inc. (Æ)	5,911	36
Coherent, Inc. (Æ)	2,558	144
Comtech Telecommunications Corp.	5,787	161
Cray, Inc. (Æ)	644	4
CSG Systems International, Inc. (Æ)	4,617	88
Digi International, Inc. (Æ)	5,069	60
Diodes, Inc. (Æ)	1,748	51

Enhanced Small Cap Fund	29

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
DSP Group, Inc. (Æ)	3,029	25
Earthlink, Inc.	13,361	106
Electro Rent Corp.	700	11
Electronics for Imaging, Inc. (Æ)	800	14
Entegris, Inc. (Æ)	16,904	155
Forrester Research, Inc.	528	20
Gerber Scientific, Inc. (Æ)	600	6
Global Cash Access Holdings, Inc. (Æ)	10,894	35
GT Solar International, Inc. (Æ)	15,750	201
Hypercom Corp. (Æ)	1,118	12
iGate Corp.	1,272	23
Imation Corp. (Æ)	2,516	24
Infospace, Inc. (Æ)	1,440	13
Insight Enterprises, Inc. (Æ)	4,548	76
Integrated Device Technology, Inc. (Æ)	17,796	149
InterDigital, Inc.	3,297	142
Internap Network Services Corp. (Æ)	10,428	86
IXYS Corp. (Æ)	1,800	25
Knot, Inc. (The) (Æ)	1,000	10
Lattice Semiconductor Corp. (Æ)	21,884	144
Lionbridge Technologies, Inc. (Æ)	2,278	7
Liquidity Services, Inc. (Æ)	800	17
Littelfuse, Inc.	2,900	174
LoopNet, Inc. (Æ)	1,174	22
Manhattan Associates, Inc. (Æ)	3,498	126
MAXIMUS, Inc.	1,088	91
Measurement Specialties, Inc. (Æ)	720	28
Methode Electronics, Inc.	3,575	43
MicroStrategy, Inc. Class A (Æ)	734	107
MKS Instruments, Inc.	1,224	32
ModusLink Global Solutions, Inc.	5,738	27
MoneyGram International, Inc. (Æ)	5,500	20
Monotype Imaging Holdings, Inc. (Æ)	7,671	109
Multi-Fineline Electronix, Inc. (Æ)	155	3
Nanometrics, Inc. (Æ)	2,957	47
Netgear, Inc. (Æ)	570	24
Netscout Systems, Inc. (Æ)	1,957	45
Newport Corp. (Æ)	2,613	48
NIC, Inc.	878	11
Omnivision Technologies, Inc. (Æ)	100	4
Oplink Communications, Inc. (Æ)	1,021	19
OSI Systems, Inc. (Æ)	2,699	108
PC-Telephone, Inc. (Æ)	2,617	18
Perficient, Inc. (Æ)	4,678	52
Pericom Semiconductor Corp. (Æ)	4,334	40
Photronics, Inc. (Æ)	10,866	109
Plantronics, Inc.	4,075	149
Power-One, Inc. (Æ)	286	2
Powerwave Technologies, Inc. (Æ)	12,969	49
Progress Software Corp. (Æ)	4,086	111
Pulse Electronics Corp.	3,030	15
Quantum Corp. (Æ)	11,718	36
Quest Software, Inc. (Æ)	6,269	142
Radiant Systems, Inc. (Æ)	2,167	46
Radisys Corp. (Æ)	1,173	10
Renaissance Learning, Inc.	300	4
RF Micro Devices, Inc. (Æ)	21,278	134
Richardson Electronics, Ltd.	1,500	21
Rogers Corp. (Æ)	895	42
S1 Corp. (Æ)	7,066	51
Saba Software, Inc. (Æ)	1,100	11
Smith Micro Software, Inc. (Æ)	2,990	16
Spansion, Inc. Class A (Æ)	550	11
SRA International, Inc. Class A (Æ)	1,715	53
SS&C Technologies Holdings, Inc. (Æ)	1,200	23
Stamps.com, Inc.	400	5
Symmetricom, Inc. (Æ)	7,685	44
SYNNEX Corp. (Æ)	133	4
TeleNav, Inc. (Æ)	400	7
TeleTech Holdings, Inc. (Æ)	6,517	118
Tessera Technologies, Inc. (Æ)	7,045	122
TIBCO Software, Inc. (Æ)	8,931	251
Tyler Technologies, Inc. (Æ)	1,825	46
Unisys Corp. (Æ)	2,512	70
ValueClick, Inc. (Æ)	11,190	202
Websense, Inc. (Æ)	903	22
Xyratex, Ltd. (Æ)	4,490	43

		6,028

Materials - 6.4%
Arch Chemicals, Inc.	171	6
Buckeye Technologies, Inc.	5,523	141
Ferro Corp. (Æ)	9,219	121
Graham Packaging Co., Inc. (Æ)	1,194	27
Graphic Packaging Holding Co. (Æ)	11,199	61
Headwaters, Inc. (Æ)	3,460	13
Hecla Mining Co. (Æ)	11,249	95
Kaiser Aluminum Corp.	1,472	78
Minerals Technologies, Inc.	2,209	150
Molycorp, Inc. (Æ)	1,355	90
Neenah Paper, Inc.	1,999	46
NewMarket Corp.	1,015	177
Noranda Aluminum Holding Corp. (Æ)	3,557	53
Omnova Solutions, Inc. (Æ)	1,484	14
PH Glatfelter Co.	1,935	30
PolyOne Corp.	10,631	162
Rock-Tenn Co. Class A	1,207	93
Sensient Technologies Corp.	2,034	77
Silgan Holdings, Inc.	1,193	54
Spartech Corp. (Æ)	425	3
Stillwater Mining Co. (Æ)	1,530	31
TPC Group, Inc. (Æ)	1,159	42

30	Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Wausau Paper Corp.	1,890	13
Worthington Industries, Inc.	8,174	178
WR Grace & Co. (Æ)	5,123	240

		1,995

Telecommunication Services - 1.2%
General Communication, Inc. Class A (Æ)	8,127	101
IDT Corp. Class B	5,209	154
PAETEC Holding Corp. (Æ)	10,740	48
Premiere Global Services, Inc. (Æ)	1,584	13
USA Mobility, Inc.	4,570	74

		390

Utilities - 2.7%
Avista Corp.	3,779	94
Cadiz, Inc. (Æ)	800	9
California Water Service Group	388	15
Central Vermont Public Service Corp.	181	6
Chesapeake Utilities Corp.	400	16
El Paso Electric Co.	4,277	133
Idacorp, Inc.	3,661	144
New Jersey Resources Corp.	1,632	75
NorthWestern Corp.	1,197	40
PNM Resources, Inc.	5,080	84
Portland General Electric Co.	700	18
South Jersey Industries, Inc.	450	25
Southwest Gas Corp.	2,746	107
Unisource Energy Corp.	1,714	65

		831

Total Common Stocks (cost $22,702)		31,492

Short-Term Investments - 0.4%
SSgA Prime Money Market Fund	120,409	120

Total Short-Term Investments (cost $120)		120

Total Investments - 101.3% (identified cost $22,822)		31,612

Other Assets and Liabilities, Net - (1.3%)		(416)

Net Assets - 100.0%		31,196

Amounts in thousands (except contract amounts)
						Unrealized
						Appreciation
	Number of			Expiration		(Depreciation)
Futures Contracts	Contracts	Notional Amount		Date		$

Long Positions
Russell 2000 Mini Index Futures	1	USD	85	06	/11	1

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						1

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund	31

SSgA
Enhanced Small Cap Fund

Presentation of Portfolio Holdings — May 31, 2011 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$4,300	$—	$—	$4,300
Consumer Staples	852	—	—	852
Energy	2,201	—	—	2,201
Financials	6,202	—	—	6,202
Health Care	3,940	—	—	3,940
Industrials	4,753	—	—	4,753
Information Technology	6,028	—	—	6,028
Materials	1,995	—	—	1,995
Telecommunication Services	390	—	—	390
Utilities	831	—	—	831
Short-Term Investments	120	—	—	120

Total Investments	31,612	—	—	31,612

Other Financial Instruments
Futures Contracts	1	—	—	1

Total Other Financial Instruments*	$1	$—	$—	$1

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

32	Enhanced Small Cap Fund

SSgA
Directional Core Equity Fund

Schedule of Investments — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 103.9%

Consumer Discretionary - 9.6%
Ascena Retail Group, Inc. (Æ)(Û)	857	29
AutoZone, Inc. (Æ)(Û)	80	24
Brinker International, Inc. (Û)	971	25
Comcast Corp. Class A (Û)	1,582	40
Dillard’s, Inc. Class A (Û)	434	24
Macy’s, Inc. (Û)	938	27
Ross Stores, Inc. (Û)	251	21
Time Warner Cable, Inc. (Û)	380	29
TRW Automotive Holdings Corp. (Æ)(Û)	429	24

		243

Consumer Staples - 5.8%
Coca-Cola Co. (The) (Û)	125	8
Kroger Co. (The) (Û)	1,081	27
PepsiCo, Inc. (Û)	123	9
Philip Morris International, Inc. (Û)	229	16
Procter & Gamble Co. (The) (Û)	256	17
Smithfield Foods, Inc. (Æ)(Û)	1,013	21
Tyson Foods, Inc. Class A (Û)	1,491	28
Walgreen Co. (Û)	286	13
Wal-Mart Stores, Inc. (Û)	119	7

		146

Energy - 15.4%
Chevron Corp. (Û)	667	70
ConocoPhillips (Û)	625	46
Energen Corp. (Û)	648	40
Exxon Mobil Corp. (Û)	1,385	116
Hess Corp. (Û)	165	13
Marathon Oil Corp. (Û)	456	25
McDermott International, Inc. (Æ)(Û)	979	21
Murphy Oil Corp. (Û)	356	24
Schlumberger, Ltd. (Û)	104	9
Valero Energy Corp. (Û)	962	26

		390

Financials - 16.7%
Bank of America Corp. (Û)	1,036	12
Berkshire Hathaway, Inc. Class B (Æ)	84	7
CBL & Associates Properties, Inc. (ö)(Û)	1,433	27
Citigroup, Inc. (Û)	146	6
CNO Financial Group, Inc. (Æ)(Û)	2,259	17
Commerce Bancshares, Inc. (Û)	647	28
Ezcorp, Inc. Class A (Æ)(Û)	1,154	38
Fifth Third Bancorp (Û)	2,213	29
Goldman Sachs Group, Inc. (The) (Û)	48	7
Hartford Financial Services Group, Inc. (Û)	700	19
JPMorgan Chase & Co. (Û)	576	25
Moody’s Corp. (Û)	899	36
Prosperity Bancshares, Inc. (Û)	690	30
Raymond James Financial, Inc. (Û)	606	22
Rayonier, Inc. (ö)(Û)	416	27
Reinsurance Group of America, Inc. Class A (Û)	344	22
Torchmark Corp. (Û)	513	34
Waddell & Reed Financial, Inc. Class A (Û)	504	19
Wells Fargo & Co. (Û)	702	20

		425

Health Care - 12.5%
Baxter International, Inc. (Û)	163	10
Cooper Cos., Inc. (The) (Û)	449	34
Covidien PLC (Û)	691	38
CR Bard, Inc. (Û)	200	22
Eli Lilly & Co. (Û)	874	34
Endo Pharmaceuticals Holdings, Inc. (Æ)(Û)	337	14
Forest Laboratories, Inc. (Æ)(Û)	599	22
Humana, Inc. (Û)	372	30
Johnson & Johnson (Û)	333	22
Pfizer, Inc. (Û)	711	15
UnitedHealth Group, Inc. (Û)	869	42
Zimmer Holdings, Inc. (Æ)(Û)	512	35

		318

Industrials - 13.6%
AGCO Corp. (Æ)(Û)	415	21
Caterpillar, Inc. (Û)	316	33
CSX Corp. (Û)	385	31
Deluxe Corp. (Û)	1,240	32
Eaton Corp. (Û)	486	25
General Electric Co. (Û)	1,261	25
KBR, Inc. (Û)	1,070	40
Lockheed Martin Corp. (Û)	517	40
Parker Hannifin Corp. (Û)	228	20
Ryder System, Inc. (Û)	470	26
Timken Co. (Û)	509	26
Toro Co. (The) (Û)	399	26

		345

Information Technology - 22.0%
Anixter International, Inc. (Û)	475	32
Apple, Inc. (Æ)(Û)	135	47
BMC Software, Inc. (Æ)(Û)	402	22
CA, Inc. (Û)	1,229	29
Convergys Corp. (Æ)(Û)	1,508	19
Fairchild Semiconductor International, Inc. Class A (Æ)(Û)	996	18

Directional Core Equity Fund	33

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Google, Inc. Class A (Æ)(Û)	26	14
Harris Corp. (Û)	523	26
IAC/InterActiveCorp (Æ)(Û)	734	27
Intel Corp.	270	6
International Business Machines Corp. (Û)	406	69
Lam Research Corp. (Æ)(Û)	485	23
Microsoft Corp. (Û)	1,837	46
Oracle Corp. (Û)	1,686	58
Symantec Corp. (Æ)(Û)	793	16
Synopsys, Inc. (Æ)(Û)	767	21
Teradyne, Inc. (Æ)(Û)	2,137	34
Vishay Intertechnology, Inc. (Æ)(Û)	1,901	30
Western Union Co. (The) (Û)	1,091	22

		559

Materials - 4.8%
Domtar Corp. (Û)	273	28
Ferro Corp. (Æ)(Û)	1,510	20
Freeport-McMoRan Copper & Gold, Inc. (Û)	495	26
PPG Industries, Inc. (Û)	285	25
Walter Energy, Inc. Class A (Û)	192	24

		123

Telecommunication Services - 2.1%
AT&T, Inc. (Û)	823	26
Verizon Communications, Inc. (Û)	768	28

		54

Utilities - 1.4%
AES Corp. (The) (Æ)(Û)	2,784	36

Total Common Stocks (cost $2,104)		2,639

Short-Term Investments - 15.4%
SSgA Prime Money Market Fund	392,375	392

Total Short-Term Investments (cost $392)		392

Total Investments - 119.3% (identified cost $2,496)		3,031

Securities Sold Short - (31.4)%

Consumer Discretionary - (6.7)%
DreamWorks Animation SKG, Inc. Class A (Æ)	(571)	(14)
Gaylord Entertainment Co. (Æ)	(688)	(22)
Gentex Corp.	(528)	(16)
Hyatt Hotels Corp. Class A (Æ)	(498)	(22)
Live Nation Entertainment, Inc. (Æ)	(1,496)	(17)
MDC Holdings, Inc.	(820)	(22)
Regal Entertainment Group Class A	(1,106)	(15)
Toll Brothers, Inc. (Æ)	(1,056)	(23)
Urban Outfitters, Inc. (Æ)	(670)	(20)

		(171)

Telecommunication Services - (0.9)%
American Tower Corp. Class A (Æ)	(209)	(12)
Crown Castle International Corp. (Æ)	(293)	(12)

		(24)

Consumer Staples - (0.6)%
Avon Products, Inc.	(483)	(14)

Energy - (1.8)%
Cobalt International Energy, Inc. (Æ)	(1,071)	(15)
Dril-Quip, Inc. (Æ)	(207)	(15)
McMoRan Exploration Co. (Æ)	(894)	(17)

		(47)

Materials - (1.4)%
Bemis Co., Inc.	(214)	(7)
Louisiana-Pacific Corp. (Æ)	(1,691)	(14)
Temple-Inland, Inc.	(641)	(15)

		(36)

Information Technology - (6.9)%
Concur Technologies, Inc. (Æ)	(404)	(20)
Dolby Laboratories, Inc. Class A (Æ)	(392)	(18)
Flir Systems, Inc.	(535)	(19)
Genpact, Ltd. (Æ)	(1,082)	(17)
Monster Worldwide, Inc. (Æ)	(1,132)	(18)
Salesforce.com, Inc. (Æ)	(147)	(22)
Silicon Laboratories, Inc. (Æ)	(502)	(22)
SuccessFactors, Inc. (Æ)	(598)	(21)
VMware, Inc. Class A (Æ)	(180)	(18)

		(175)

Health Care - (3.9)%
Dendreon Corp. (Æ)	(181)	(8)
Human Genome Sciences, Inc. (Æ)	(491)	(14)
Intuitive Surgical, Inc. (Æ)	(55)	(19)
Patterson Cos., Inc.	(512)	(18)
Thoratec Corp. (Æ)	(612)	(21)
VCA Antech, Inc. (Æ)	(786)	(19)

		(99)

Financials - (6.6)%
Associated Banc-Corp.	(997)	(14)
Astoria Financial Corp.	(1,023)	(15)

34	Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — May 31, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
DiamondRock Hospitality Co. (ö)	(1,389)	(16)
Greenhill & Co., Inc.	(155)	(9)
Hanover Insurance Group, Inc. (The)	(480)	(20)
Hudson City Bancorp, Inc.	(1,156)	(10)
Jefferies Group, Inc.	(635)	(14)
MF Global Holdings, Ltd. (Æ)	(1,778)	(14)
MGIC Investment Corp. (Æ)	(1,810)	(15)
Old Republic International Corp.	(1,728)	(21)
White Mountains Insurance Group, Ltd.	(47)	(19)

		(167)

Industrials - (2.6)%
Acacia Research - Acacia Technologies (Æ)	(281)	(11)
GrafTech International, Ltd. (Æ)	(1,094)	(23)
Spirit Aerosystems Holdings, Inc. Class A (Æ)	(886)	(20)
USG Corp. (Æ)	(923)	(13)

		(67)

Total Securities Sold Short (proceeds $793)		(800)

Other Assets and Liabilities, Net - 12.1%		309

Net Assets - 100.0%		2,540

Presentation of Portfolio Holdings — May 31, 2011 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$243	$—	$—	$243
Consumer Staples	146	—	—	146
Energy	390	—	—	390
Financials	425	—	—	425
Health Care	318	—	—	318
Industrials	345	—	—	345
Information Technology	559	—	—	559
Materials	123	—	—	123
Telecommunication Services	54	—	—	54
Utilities	36	—	—	36
Short-Term Investments	392	—	—	392

Total Investments	$3,031	$—	$—	$3,031

Securities Sold Short	$(800)	$—	$—	$(800)

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund	35

SSgA
Equity Funds

Notes to Schedules of Investments — May 31, 2011 (Unaudited)

Footnotes

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ñ)	All or a portion of the shares of this security are on loan.
(Ω)	Affiliate; the security is purchased with the cash collateral from the securities loaned.
(Û)	Held as collateral in connection with securities sold short.
±	Less than $500.

Abbreviations
ADR - American Depositary Receipt
ADS - American Depositary Share
CDO - Collateralized Debt Obligation
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security

36	Notes to Schedules of Investments

SSgA
Equity Funds

Notes to Quarterly Report — May 31, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of May 31, 2011. This Quarterly Report reports on 6 funds: the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund and SSgA Directional Core Equity Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R Prospectus for the Small Cap Fund became effective. Class R shares of the Investment Company may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities, Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’

Notes to Quarterly Report	37

SSgA
Equity Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company (the “Administrator”), determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

38	Notes to Quarterly Report

SSgA
Equity Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale.) The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedules of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended May 31, 2011 are disclosed in the Presentation of Portfolio Holdings following the Schedule of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

As of May 31, 2011, the Fund’s aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined	Small	Tuckerman	IAM	Enhanced	Directional
	Equity	Cap	Active	SHARES	Small	Core
	Fund	Fund	REIT Fund	Fund	Cap Fund	Equity Fund
Cost of Investments for Tax Purposes	$6,621,380	$12,689,360	$49,434,100	$149,396,977	$22,894,923	$2,499,231

Gross Tax Unrealized Appreciation	1,969,191	1,727,212	30,278,807	52,680,769	9,361,965	542,658
Gross Tax Unrealized Depreciation	(20,470)	(228,796)	(10,426)	(23,191,513)	(645,014)	(10,596)

Net Unrealized Appreciation (Depreciation)	$1,948,721	$1,498,416	$30,268,381	$29,489,256	$8,716,951	$532,062

Notes to Quarterly Report	39

SSgA
Equity Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The fair values of the Funds Derivative Instruments, categorized by risk exposure for the period ended May 31, 2011 were as follows:

(Amounts in thousands)
	Disciplined Equity	IAM SHARES	Enhanced Small Cap
	Fund	Fund	Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Equity Contracts	Equity Contracts
Location
Statement of Assets and Liabilities — Assets
Unrealized appreciation on futures contracts	$2	$114	$1

Location
Statement of Assets and Liabilities — Liabilities
Unrealized depreciation on futures contracts	$—	$—	$—

The Small Cap, Tuckerman Active REIT and Directional Core Equity Funds had no derivative instruments at the period ended May 31, 2011.

Derivative balances at May 31, 2011 are representative of derivative use throughout the period.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains (losses) are recognized. As of May 31, 2011, the Enhanced Small Cap Fund had a $3,500 cash collateral balance held in connection with futures contracts purchased (sold).

Short Sales

The Directional Core Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. As a result, the Fund will engage in short sales only where the Advisor believes the value of the security will decline between the date of the sale and the date the Fund is required to return the borrowed security. The Fund will incur a

40	Notes to Quarterly Report

SSgA
Equity Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which the liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position. Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When engaging in short sales, the Fund may be required to pledge assets to the broker or take other action to cover its obligation, which has the practical effect of limiting the amount of leverage that can be created through this investment.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company (“State Street”, the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At year end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2011, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash
	Collateral Value	Non-Cash Collateral Holding
Disciplined Equity Fund	$1,115	Pool of US Government and European Government Bonds
Tuckerman Active REIT Fund	337,549	Pool of US Government and European Government Bonds
IAM SHARES Fund	375,607	Pool of US Government and European Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Party Transactions, Fees and Expenses

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented

Notes to Quarterly Report	41

SSgA
Equity Funds

Notes to Quarterly Report, continued — May 31, 2011 (Unaudited)

herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2011, $3,717,262 of the Central Fund’s net assets represents investments by these Funds, and $11,394,406 represents the investments of other Investment Company funds not presented herein.

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

42	Notes to Quarterly Report

SSgA
Equity Funds

Shareholder Requests for Additional Information — May 31, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds semiannual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	43

Item 2. Controls and Procedures
(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.
(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS
By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: July 27, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: July 27, 2011

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: July 27, 2011